UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08922

Mutual of America Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.			10022
(Address of principal executive offices)			(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2012

ITEM 1.    REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders follows:

DECEMBER 31, 2012

Annual Report of Mutual of America Institutional Funds

This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

ALL AMERICA FUND EQUITY INDEX FUND MID-CAP EQUITY INDEX FUND SMALL CAP VALUE FUND SMALL CAP GROWTH FUND BOND FUND MONEY MARKET FUND

MUTUAL OF AMERICA
INSTITUTIONAL FUNDS, INC.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
320 PARK AVENUE, NEW YORK, NEW YORK 10022

Dear Shareholder:

We are pleased to present to you the Mutual of America Institutional Funds, Inc. (the "Investment Company") Annual Report for the year ended December 31, 2012. This Annual Report includes important information regarding the performance and financial positions of the Investment Company's funds during 2012.

The Year in Review

In 2012, the economy and equity markets followed similar patterns to those experienced in 2010 and 2011. Each year began with a continuation of a rally spawned by the announcement and implementation of a new, incremental, quantitative easing (QE) program by the Federal Reserve in mid- to late-summer of the prior year. That was followed by a downturn in the early spring caused by worries about outstanding and long-term macroeconomic issues, including the European sovereign debt crisis, deteriorating U.S. economic statistics, global economic implications of a Chinese growth slowdown and angst over high U.S. deficits and growing national debt, as well as extreme partisanship in Congress.

During the summer months, policy decisions were implemented regarding the European debt crisis (2010 and 2011) and the U.S. debt issue (2011), which effectively worked to calm fears. Then, in mid- to late summer, a new, more extensive QE program occurred in the form of government bond purchases — thus injecting more money into the economic system to stimulate lending, borrowing, spending and thus growth. Finally, near the end of each year, U.S. economic data turned more positive than it had since the spring.

Bond markets, as represented by U.S. treasury securities, showed a similar pattern, responding to the QE programs with falling prices and rising yields as investors anticipated that the new stimulus would lead to accelerating growth and ultimately higher inflation. This trend would subsequently reverse though, with bond prices rising and interest rates falling, as the data continued to support low inflation and, at best, sluggish growth.

Issues in Europe and China Continue to Impact U.S.

However, 2012 witnessed some significant differences than the prior two years that portend a brighter future for the global economy. The most significant was the mid-year announcement by Mario Draghi, the Chairman of the European Central Bank (ECB), that the ECB would do "whatever it takes" to resolve the European sovereign debt crisis. In September, he backed that promise with the initiation of an ECB quantitative easing program that was designed to be "open-ended," unlike those of the U.S. Federal Reserve, which had a definite limit in the amount of bonds that the Fed would buy. The almost immediate response was a rapid and dramatic decline in European sovereign bond yields, especially those of Spain, Italy and even Greece — a signal that the crisis phase had passed, at least for the time being.

In addition, serious discussions began regarding establishing a Eurozone-wide banking regulator, a comparable role played by the Federal Reserve in the U.S. At the same time, policy leaders began to float the idea of ultimately establishing some form of centralized administration of Eurozone-wide fiscal policy, with the implicit relinquishment of some individual sovereign independence. All of these actions signaled a firm commitment to the preservation of the European Union and its currency, the Euro. The fear of the consequences of the dissolution of the Eurozone and abandonment of the Euro had been the source of equity market corrections and dangerously rising sovereign yields in the most troubled Eurozone countries.

In the U.S., the Federal Reserve took the lead of the ECB and launched its own open-ended QE program. This suggested tacit cooperation, if not coordination, of monetary policy between these two globally important economic blocs. The Fed took the additional step of stating that QE would continue until the unemployment rate was down to at least 6.5%. This was the first time it used a specific target for the measure of success of the policy. However, the most significant observation is that although the Fed's QE policy has been and continues to consist of regular and large purchases of U.S. Treasury securities, the ECB has not had to buy a single Eurozone sovereign bond. Nevertheless, sovereign yields have dropped to levels that have encouraged private investors to purchase new sovereign debt issues of Spain, Italy, Portugal and even Greece. The verbal commitment of doing whatever it takes has proven sufficient to calm the markets and return them to functionality. In short, the sovereigns can fund themselves without bailouts from the ECB or the emergency backup fund.

Another issue during 2012 that had been of major concern to the markets was the slowdown in China. After peaking near 12% on an annualized basis about two years ago, China's Gross Domestic Product (GDP) growth decelerated to around 7.5% over the past two years as policy initiatives aimed at reducing rapidly rising inflation were put into effect. However, evidence over the past six months suggested that the growth slowdown had at least bottomed. Given that China's growth was the prime driver of global growth over the past decade, the risks to the global economy of a continued slowing in the Chinese economy would only exacerbate resolution of the other long-term issues we've discussed.

U.S. Economy Showing Signs of Improvement

Here in the U.S., the economic data has become increasingly more positive than negative, especially in housing, consumer spending, bank lending and job creation. Unemployment has fallen from a peak of over 10% several years ago to 7.9% in January 2013 according to the Bureau of Labor Statistics. Similarly, claims for unemployment have recently continued to drop after having stalled over the past year. The number of jobs created has steadily, though very slowly, risen over that same time period, approaching levels that in the past have proven to be indicators of a self-sustaining recovery.

The -0.1% GDP report for the 4th quarter of 2012 was disappointing and below consensus, and was dragged down by slower export growth, lower inventories and a large drop in defense spending. However, on the positive side, personal consumer spending and residential investment were both strong, and capital spending, especially for equipment and software, was firm. Collectively, these positive contributions offset the negative factors. The inventory decline actually sets up a stronger first quarter, and the GDP deflator, a measure of inflation, rose only 0.6% at an annualized rate. Looking at real final demand, which excludes net exports, the economy grew approximately 1.5% in the 4th quarter, in line with the steady though sluggish average of the past couple of years.

The key exception to these positive indicators has been anemic manufacturing output. The culprits seem to have been a hesitancy by business leaders to commit to expansion — given the uncertainties over the presidential and congressional elections in November of last year — as well as the so-called "fiscal cliff," which was scheduled to hit with full force on January 1, 2013, with the expected impact of a reduction in GDP growth of up to 3.5%.

The reelection of President Obama and the loss of seats by the Republicans in both houses of Congress proved nonproblematic for the markets. A potential replay of the partisan stalemate in the 2011 deficit/debt debate was ultimately avoided when the Republicans accepted President Obama's insistence on income tax increases for the "rich" (i.e., singles earning over $400,000 per year and couples earning over $450,000), and offered suspension of the debt ceiling and deferral of discussions on spending cuts for several months, choosing to defer the battle for another day.

All of these indicators of forward progress on longer-term macro issues and a turn in global economic prospects gave hope that the worst consequences of the 2008 financial crisis would ultimately be resolved. As a result, the markets rallied, reaching cycle highs through year-end and nearing all-time highs early in 2013.

Outlook for 2013 Cautiously Optimistic, with Caveats

At this moment (early February 2013), equity markets are probably extended and due for a modest pullback, but should continue to advance over the course of this year depending on the continued progress on issues discussed above. Of course, despite progress, any one of these issues — the European sovereign debt crisis and the U.S. deficit — could once again spiral into a problem because no final resolutions have yet occurred.

That said, if global growth continues to pick up even only modestly, markets should continue their advance for an extended period of time as corporate profits reaccelerate and confidence in continued progress on macro issues improves. Rising confidence in the future raises the possibility that the financial markets will accord a higher price/earnings (P/E) multiple to future earnings because growth would be viewed as sustainable. Given earnings per share expectations of $105 to $110 and the potential for modest expansion of the P/E multiple, stocks could see a solid positive return in 2013 despite the very strong 16% gain achieved in 2012.

Under these assumptions for growth, the odds are that bond yields would rise, although credit spreads could remain about the same because growth would support corporate credit worthiness. However, given the staggering amount of liquidity central banks have created over the past five years — with more to come — continued global expansion will sooner or later prompt fears of an inflationary spiral. That fear alone will drive rates up rapidly and substantially across the board while credit spreads will widen. But that's a problem for another day.

The total return performance for each of the Mutual of America Institutional Funds is reflected below:

Total Returns — Year Ended December 31, 2012

All America Fund	+14.26%
Equity Index Fund	+16.07%
Mid-Cap Equity Index Fund	+17.89%
Small Cap Value Fund	+14.79%
Small Cap Growth Fund	+ 5.04%
Bond Fund	+ 4.30%
Money Market Fund	+ 0.04%

All Fund performance information presented throughout this report is historical, reflects the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages which immediately follow include brief discussions of each Fund's performance for the year ended December 31, 2012 compared with its relevant index. Also presented are graphs and tables for each Fund (except the Money Market Fund) which illustrates each Fund's respective:

•  Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

•  Value in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

•  Historical performance compared to an index.

Following the discussions and graphs are graphical representations of the asset allocations of each Fund and an illustration of each Fund's operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages which then follow.

Thank you for your continued investment in our Funds.

Sincerely,

John R. Greed
Chairman of the Board, President
and Chief Executive Officer
Mutual of America Institutional Funds, Inc.

The views expressed in this Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements, which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index (the "S&P 500"). The All America Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, using three different investment approaches. The actively managed portion of the All America Fund is close to being equally distributed between large cap stocks and small cap stocks, with the small cap stocks in turn equally distributed between small cap value and small cap growth stocks.

For the year ended December 31, 2012, the S&P 500 of large capitalization stocks increased by 16.00% on a total return basis, while the Russell 2000® Growth Index was up 14.59% and the Russell 2000® Value Index was up 18.05%.

The All America Fund's return for the year ended December 31, 2012, was 14.26% versus the benchmark return of 16.00%. The underperformance of the Fund was entirely the result of the underperformance of the Small Cap Growth component of the Fund. The Equity Index, Large Cap and Small Cap Value components each outperformed the benchmark.

All America Fund

Period	Growth	Total Return
Ended 12/31/12	of $10,000	Cumu- lative	Average Annual
1 Year	$11,426	14.26%	14.26%
5 Years	$10,775	7.75%	1.50%
10 Years	$19,381	93.81%	6.84%

S & P 500 INDEX

Period	Growth	Total Return
Ended 12/31/12	of $10,000	Cumu- lative	Average Annual
1 Year	$11,600	16.00%	16.00%
5 Years	$10,857	8.57%	1.66%
10 Years	$19,854	98.5%	7.10%

The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares

EQUITY INDEX FUND

The Equity Index Fund's objective is to replicate the performance of the S&P 500® Index (the "S&P 500"), which consists of 500 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock's weight in the index proportionate to its market value. The weightings make each company's influence on the S&P 500's performance directly proportional to that company's market value.

The S&P 500 had an overall strong first half of 2012, returning 16% including dividends. The S&P 500 reached its high of 1465 on September 14, 2012. The market hovered between 1420 and 1460 for the next month and then began a correction in mid October of about 8 percent, reaching an intra-quarter low of 1343 on November 15, 2012. Concerns over sovereign defaults in Europe, the U.S. "fiscal cliff" and a potential slowdown in corporate earnings weighed on the market. Despite no resolution to fiscal concerns in Europe and minimal improvement to domestic economic conditions, the market recovered and rallied 6% into the end of 2012. Financials, Consumer Discretionary and Healthcare were the best performing sectors for the year, returning 26.3%, 21.9% and 15.2%, respectively. Utilities and Energy were the worst performing, with returns of -2.9% and 2.3% respectively

The Equity Index Fund's performance for the year ended December 31, 2012, was 16.07%, in line with the benchmark return of 16.00%. Note that the Equity Index Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

Equity Index Fund

Period	Growth	Total Return
Ended 12/31/12	of $10,000	Cumu- lative	Average Annual
1 Year	$11,607	16.07%	16.07%
5 Years	$10,794	7.94%	1.54%
10 Years	$19,640	96.40%	6.98%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/12	of $10,000	Cumu- lative	Average Annual
1 Year	$11,600	16.00%	16.00%
5 Years	$10,857	8.57%	1.66%
10 Years	$19,854	98.54%	7.10%

The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (the "S&P MidCap 400"). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company's influence on the S&P MidCap 400's performance directly proportional to that company's market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The S&P MidCap 400 outperformed the S&P 500® for the full year in 2012. The outperformance occurred in the second half of the year when the S&P MidCap 400 returned 9.3% and the S&P 500 returned 6%. This was a reversal of the respective performance during 2011 and was driven by investor demand for growth and in anticipation of increased merger and acquisition activity in 2013. Within the S&P MidCap 400, the Healthcare sector was extremely strong, up 26.3%. Consumer Discretionary, Industrials and Materials also outperformed and were up 21.5%, 20.5% and 20%, respectively. As was the case with the S&P 500, Energy and Utilities were the worst performing sectors with returns of -1.4% and 1.7% respectively.

The Mid-Cap Equity Index Fund's performance for the year ended December 31, 2012, was 17.89%, in line with the 17.88% return of the S&P MidCap 400.

Mid-Cap Equity Index Fund

Period	Growth	Total Return
Ended 12/31/12	of $10,000	Cumu- lative	Average Annual
1 Year	$11,789	17.89%	17.89%
5 Years	$12,766	27.66%	5.00%
10 Years	$26,842	168.4%	10.38%

S & P Mid-Cap 400 Index

Period	Growth	Total Return
Ended 12/31/12	of $10,000	Cumu- lative	Average Annual
1 Year	$11,788	17.88%	17.88%
5 Years	$12,851	28.51%	5.15%
10 Years	$27,225	172.2%	10.53%

The line representing the performance return of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares

SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is to outperform the Russell 2000® Value Index. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the year ended December 31, 2012, the Small Cap Value Fund returned 14.79% versus an 18.05% return for the Russell 2000 Value Index. Stock selection was the primary driver of negative performance versus the benchmark. Sectors contributing to Fund performance included Healthcare, Industrials and Utilities, while sectors detracting from Fund performance included Technology and Retail.

Small Cap Value Fund

Period	Growth	Total Return
Ended 12/31/12	of $10,000	Cumu- lative	Annualized
1 Year	$11,479	14.79%	14.79%
5 Years	$13,272	32.72%	5.82%
Since 5/1/07 (Inception)	$12,010	20.10%	3.28%

Russell 2000 Value Index

Period	Growth	Total Return
Ended 12/31/12	of $10,000	Cumu- lative	Annualized
1 Year	$11,805	18.05%	18.05%
5 Years	$11,903	19.03%	3.55%
Since 5/1/07 (Inception)	$10,477	4.77%	0.83%

The line representing the performance return of the Small Cap Value Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares

SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned 5.04% during the year ended December 31, 2012. The Fund's benchmark, the Russell 2000® Growth Index, returned 14.59% for the period.

The year ended December 31, 2012, was a difficult one for active small cap growth managers with less than half outperforming their benchmark, the Russell 2000 Growth Index. Both the Technology and Healthcare sectors had particularly disappointing investment results relative to the returns shown by the benchmark. These two sectors combined accounted for more than half of the Fund's underperformance during the year. The Technology sector, which is usually a leading performer, lagged the benchmark in 2012 due to concerns about enterprise spending and capital expenditures. More specifically, we were particularly challenged in the internet software and services industry. The Healthcare sector was led by the biotechnology industry, which historically generates little profitability. We were too conservative with our stock selections in that industry.

Our best performance was in the Energy and Telecommunication sectors. With our bottom-up stock selection approach, we remain focused on companies that have sustainable top-line growth as opposed to those that have benefited from policy stimulus or margin expansion (reduced operating expenses).

Small Cap Growth Fund

Period	Growth	Total Return
Ended 12/31/12	of $10,000	Cumu- lative	Annualized
1 Year	$10,504	5.04%	5.04%
5 Years	$11,443	14.43%	2.73%
Since 5/1/07 (Inception)	$11,456	14.56%	2.42%

Russell 2000 Growth Index

Period	Growth	Total Return
Ended 12/31/12	of $10,000	Cumu- lative	Annualized
1 Year	$11,459	14.59%	14.59%
5 Years	$11,868	18.68%	3.49%
Since 5/1/07 (Inception)	$12,082	20.82%	3.39%

The line representing the performance return of the Small Cap Growth Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares

BOND FUND

The Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk by investing primarily in investment grade, publicly traded debt securities. A secondary objective is preservation of capital. The Bond Fund primarily invests in corporate, U.S. government agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

The Federal Reserve continued to emphasize low short-term rates in order to stimulate the economy, re-liquefy the banking system and support the mortgage market. This has also reduced long-term rates to the three percent level as the government made massive purchases of longer-dated issues.

The corporate bond market performed well due to the decline in absolute yields as well as a continuing tightening of the spreads between government and corporate bonds. This was created by a supply/demand imbalance that left investors desperate for quality investments with reasonable income.

The Bond Fund's strategy was to maintain a slightly shorter duration than its benchmark, emphasize relatively short corporate bonds with high yields, establish extreme credit diversification and take a market weight in mortgage-related securities.

The Bond Fund's return for the year ended December 31, 2012, was 4.30%. This compares favorably to the Barclays Capital U.S. Aggregate Bond Index, which returned 4.21% for the year. Note that the Bond Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark. The Fund's emphasis on higher-yielding corporate issues was a major contributor to its performance.

Bond Fund

Period	Growth	Total Return
Ended 12/31/12	of $10,000	Cumu- lative	Average Annual
1 Year	$10,430	4.30%	4.30%
5 Years	$13,336	33.36%	5.93%
10 Years	$16,360	63.60%	5.05%

Barclays Capital Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/12	of $10,000	Cumu- lative	Average Annual
1 Year	$10,421	4.21%	4.21%
5 Years	$13,347	33.47%	5.95%
10 Years	$16,572	65.72%	5.18%

The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares

MONEY MARKET FUND

The Money Market Fund's investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. The Money Market Fund returned 0.13% before expenses and 0.04% after expenses for the year ended December 31, 2012, compared to a 0.07% return for the Citigroup 3-Month Treasury Bill Index. Note that the benchmark performance does not reflect any expenses.

The Federal Reserve maintained a near-zero interest rate policy throughout 2012. This caused money market returns to be extremely low by historical standards. In addition, the supply of eligible investments continued to decrease. The Fund's strategy continued to focus on quality, liquidity and maintaining a relatively short weighted average maturity.

The seven-day effective yield as of February 12, 2013, was 0.02%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees investments in shares of the Money Market Fund.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ASSET ALLOCATIONS AS OF DECEMBER 31, 2012 (Unaudited)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ASSET ALLOCATIONS AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Institutional Funds, Inc. Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, through December 31, 2012, Mutual of America Capital Management Corporation, the Funds' Adviser, contractually agreed to limit the Equity Index and Mid-Cap Equity Index Funds' total operating expenses to their respective investment management fees. Effective January 1, 2013, a new contractual agreement limits all Funds' total operating expenses to their respective investment management fees. This contractual obligation is in effect through April 30, 2014 and will continue for succeeding 12 month periods ending April 30th unless the Funds' Adviser gives notice to the Investment Company within 45 days before the next May 1st in which case the agreement will terminate on the next May 1st.

In addition, the Adviser to the Money Market Fund has agreed to waive as much of its investment management fee and reimburse as much of the other fund operating expenses as necessary in order to cause the cumulative monthly total investment return of the Money Market Fund, net of fees and expenses, to be no less than zero. This resulted in an effective investment management fee of 0.09% for the Money Market Fund during the year ended December 31, 2012 and resulted in the Fund being reimbursed for all other operating expenses during that period.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2012 and held for the entire period ending December 31, 2012 under the expense limitations in effect during that period as described above. See Footnote (1) on Page 15 for comparable amounts as if the January 1, 2013 contractual expense limitation described above had been in effect during the six months ended December 31, 2012.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees.

All America Fund

	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1 – December 31, 2012
Actual	$1,000.00	$1,069.31	$5.72
Hypothetical (5% return before expenses)	$1,000.00	$1,019.18	$5.58

*  Expenses are equal to the Fund's annual expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited) (Continued)

Equity Index Fund

	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1 – December 31, 2012
Actual	$1,000.00	$1,077.80	$0.65
Hypothetical (5% return before expenses)	$1,000.00	$1,024.19	$0.64

*  Expenses are equal to the Fund's annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Mid-Cap Equity Index Fund

	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1 – December 31, 2012
Actual	$1,000.00	$1,086.26	$0.65
Hypothetical (5% return before expenses)	$1,000.00	$1,024.19	$0.63

*  Expenses are equal to the Fund's annual expense ratio of 0.124%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Small Cap Value Fund

	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1 – December 31, 2012
Actual	$1,000.00	$1,071.80	$7.45
Hypothetical (5% return before expenses)	$1,000.00	$1,017.49	$7.25

*  Expenses are equal to the Fund's annual expense ratio of 1.43%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Small Cap Growth Fund

	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1 – December 31, 2012
Actual	$1,000.00	$1,025.03	$7.33
Hypothetical (5% return before expenses)	$1,000.00	$1,017.44	$7.30

*  Expenses are equal to the Fund's annual expense ratio of 1.44%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited) (Continued)

Bond Fund

	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1 – December 31, 2012
Actual	$1,000.00	$1,021.39	$5.23
Hypothetical (5% return before expenses)	$1,000.00	$1,019.54	$5.23

*  Expenses are equal to the Fund's annual expense ratio of 1.03%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Money Market Fund

	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1 – December 31, 2012
Actual	$1,000.00	$1,000.20	$3.67
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.71

*  Expenses are equal to the Fund's annual expense ratio (before any fee waiver or expense reimbursement) of 0.73%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

(1)  Effective January 1, 2013, the Adviser has agreed to limit all the Funds' expenses to their respective investment management fees. Additionally, the Money Market Fund's investment management fee is expected to be limited to the extent necessary to cause the cumulative monthly total investment return, net of fees and expenses, to be no less than zero. During 2012, this resulted in an effective investment management fee for the Money Market Fund of 0.09%. Details about the Funds' expenses are in footnote 2 of the accompanying financial statements. This example is based on an investment of $1,000 invested at July 1, 2012 and held for the entire period ending December 31, 2012, assuming that the January 1, 2013 expense limitation agreement was in effect during the six months ended December 31, 2012.

All America Fund

	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1 – December 31, 2012
Actual	$1,000.00	$1,069.31	$2.60
Hypothetical (5% return before expenses)	$1,000.00	$1,022.26	$2.54

*  Expenses are equal to the Fund's annual expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited) (Continued)

Equity Index Fund

	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1 – December 31, 2012
Actual	$1,000.00	$1,077.80	$0.65
Hypothetical (5% return before expenses)	$1,000.00	$1,024.19	$0.64

*  Expenses are equal to the Fund's annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Mid-Cap Equity Index Fund

	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1 – December 31, 2012
Actual	$1,000.00	$1,086.26	$0.66
Hypothetical (5% return before expenses)	$1,000.00	$1,024.19	$0.64

*  Expenses are equal to the Fund's annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Small Cap Value Fund

	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1 – December 31, 2012
Actual	$1,000.00	$1,071.80	$4.43
Hypothetical (5% return before expenses)	$1,000.00	$1,020.46	$4.32

*  Expenses are equal to the Fund's annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Small Cap Growth Fund

	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1 – December 31, 2012
Actual	$1,000.00	$1,025.03	$4.33
Hypothetical (5% return before expenses)	$1,000.00	$1,020.46	$4.32

*  Expenses are equal to the Fund's annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited) (Continued)

Bond Fund

	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1 – December 31, 2012
Actual	$1,000.00	$1,021.39	$2.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.29

*  Expenses are equal to the Fund's annual expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Money Market Fund

	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1 – December 31, 2012
Actual	$1,000.00	$1,000.20	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.02

*  Expenses are equal to the Fund's annual expense ratio (before any fee waiver) of 0.20%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2012

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (6.7%)
Amazon.com, Inc.*	326	$81,872
Comcast Corp. Cl A	2,405	89,899
Disney (Walt) Co.	1,584	78,867
Ford Motor Co.	3,441	44,561
Home Depot, Inc.	1,370	84,735
McDonald's Corp.	901	79,477
Starbucks Corp.	674	36,140
Other Securities	19,124	827,770
		1,323,321
CONSUMER STAPLES (6.2%)
Coca-Cola Co.	3,492	126,585
PepsiCo, Inc.	1,394	95,391
Philip Morris Int'l., Inc.	1,521	127,216
Proctor & Gamble Co.	2,465	167,349
Wal-Mart Stores, Inc.	1,501	102,413
Other Securities	13,902	600,406
		1,219,360
ENERGY (6.4%)
Chevron Corp.	1,753	189,564
Exxon Mobil Corp.	4,137	358,052
Occidental Petroleum Corp.	725	55,542
Schlumberger Ltd.	1,209	83,772
Other Securities	12,598	575,452
		1,262,382
FINANCIALS (9.0%)
American Int'l. Group, Inc.*	1,333	47,055
Bank of America Corp.	9,690	112,404
Berkshire Hathaway, Inc. Cl B*	1,627	145,942
Capital One Financial Corp.	526	30,471
Citigroup, Inc.	2,632	104,122
Goldman Sachs Group, Inc.	395	50,386
JPMorgan Chase & Co.	3,372	148,267
Simon Property Group, Inc.	274	43,317
Wells Fargo & Co.	4,402	150,460
Other Securities	27,685	945,534
		1,777,958
HEALTH CARE (7.0%)
Abbott Laboratories	1,416	92,748
Gilead Sciences, Inc.*	699	51,342
	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
Johnson & Johnson	2,477	$173,638
Merck & Co., Inc.	2,843	116,392
Pfizer, Inc.	6,675	167,409
UnitedHealth Group, Inc.	910	49,358
Other Securities	13,775	733,430
		1,384,317
INDUSTRIALS (5.9%)
Boeing Co.	601	45,291
Caterpillar, Inc.	602	53,927
General Electric Co.	9,676	203,094
Precision Castparts Corp.	129	24,435
Union Pacific Corp.	424	53,305
Other Securities	14,259	781,710
		1,161,762
INFORMATION TECHNOLOGY (11.1%)
Apple, Inc.	871	464,264
Cisco Systems, Inc.	4,833	94,968
EMC Corp.*	1,900	48,070
Google, Inc. Cl A*	238	168,830
Int'l. Business Machines Corp.	954	182,739
Intel Corp.	4,472	92,257
MasterCard, Inc. Cl A	95	46,672
Microsoft Corp.	6,830	182,566
Oracle Corp.	3,262	108,690
QUALCOMM, Inc.	1,546	95,883
Other Securities	24,143	706,780
		2,191,719
MATERIALS (2.1%)
Other Securities	8,572	412,803
TELECOMMUNICATION SERVICES (1.8%)
AT&T, Inc.	5,116	172,460
Verizon Communications, Inc.	2,543	110,036
Other Securities	5,318	67,671
		350,167
UTILITIES (2.0%)
Other Securities	10,157	392,073
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $10,115,198) 58.2%		$11,475,862
	Rating**	Rate (%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (1)	A-1+	0.10	01/10/13	$100,000	$99,998
TOTAL INDEXED ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $99,998) 0.5%					99,998
TOTAL INDEXED ASSETS (Cost: $10,215,196) 58.7%					$11,575,860

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2012

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (4.1%)
Amazon.com, Inc.*	238	$59,771
Disney (Walt) Co.	943	46,952
Ford Motor Co.	3,784	49,003
Starbucks Corp.	1,392	74,639
Other Securities	20,979	580,915
		811,280
CONSUMER STAPLES (2.9%)
PepsiCo, Inc.	649	44,411
Philip Morris Int'l., Inc.	884	73,938
Proctor & Gamble Co.	999	67,822
Wal-Mart Stores, Inc.	1,159	79,079
Other Securities	13,159	313,267
		578,517
ENERGY (3.4%)
Chevron Corp.	413	44,662
Energy XXI (Bermuda) Ltd.	1,786	57,491
Exxon Mobil Corp.	1,680	145,404
McMoRan Exploration Co.*	4,595	73,750
Occidental Petroleum Corp.	490	37,539
Other Securities	27,628	314,218
		673,064
FINANCIALS (7.6%)
American Int'l. Group, Inc.*	938	33,111
Bank of America Corp.	3,464	40,182
Berkshire Hathaway, Inc. Cl B*	394	35,342
Capital One Financial Corp.	933	54,049
Citigroup, Inc.	912	36,079
Goldman Sachs Group, Inc.	321	40,947
JPMorgan Chase & Co.	2,064	90,754
Simon Property Group, Inc.	337	53,276
Wells Fargo & Co.	2,548	87,091
Other Securities	48,032	1,042,085
		1,512,916
HEALTH CARE (4.8%)
Abbott Laboratories	266	17,423
Gilead Sciences, Inc.*	466	34,228
Merck & Co., Inc.	1,447	59,240
Pfizer, Inc.	3,371	84,545
UnitedHealth Group, Inc.	420	22,781
Other Securities	32,424	718,711
		936,928
INDUSTRIALS (5.1%)
Boeing Co.	695	52,375
Caterpillar, Inc.	504	45,148
General Electric Co.	4,086	85,765
	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
INDUSTRIALS (CONTINUED)
Precision Castparts Corp.	277	$52,469
Union Pacific Corp.	248	31,179
Other Securities	18,577	729,905
		996,841
INFORMATION TECHNOLOGY (6.3%)
Apple, Inc.	356	189,754
Cisco Systems, Inc.	947	18,609
EMC Corp.*	1,042	26,363
Google, Inc. Cl A*	95	67,390
Int'l. Business Machines Corp.	356	68,192
MasterCard, Inc. Cl A	52	25,547
Microsoft Corp.	2,146	57,363
Oracle Corp.	1,334	44,449
QUALCOMM, Inc.	763	47,321
Other Securities	28,904	708,284
		1,253,272
MATERIALS (2.2%)
Other Securities	18,749	423,061
TELECOMMUNICATION SERVICES (0.7%)
AT&T, Inc.	2,095	70,622
Other Securities	6,016	57,256
		127,878
UTILITIES (1.2%)
Other Securities	6,455	237,628
TOTAL ACTIVE ASSETS-COMMON STOCKS (Cost: $6,367,210) 38.3%		$7,551,385
ACTIVE ASSETS-CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.2%)
Energy XXI (Bermuda) Ltd., 7.25%	100	34,393
TOTAL ACTIVE ASSETS-CONVERTIBLE PREFERRED STOCKS (Cost: $10,000) 0.2%		34,393
TOTAL ACTIVE ASSETS (Cost: $6,377,210) 38.5%		7,585,778
TEMPORARY CASH INVESTMENTS (2) (Cost: $374,800) 1.9%		374,800
TOTAL INVESTMENTS (Cost: $16,967,206) 99.1%		19,536,438
OTHER NET ASSETS 0.9%		173,996
NET ASSETS 100.0%		$19,710,434

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2012

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (11.1%)
Amazon.com, Inc.*	1,748	$438,993
Comcast Corp. Cl A	12,868	481,006
Disney (Walt) Co.	8,423	419,381
Home Depot, Inc.	7,315	452,433
McDonald's Corp.	4,816	424,819
Other Securities	124,096	4,854,516
		7,071,148
CONSUMER STAPLES (10.3%)
Altria Group, Inc.	9,745	306,188
Coca-Cola Co.	18,656	676,280
CVS Caremark Corp.	5,987	289,471
PepsiCo, Inc.	7,438	508,982
Philip Morris Int'l., Inc.	8,127	679,742
Proctor & Gamble Co.	13,163	893,636
Wal-Mart Stores, Inc.	8,035	548,228
Other Securities	58,520	2,612,860
		6,515,387
ENERGY (10.6%)
Chevron Corp.	9,369	1,013,164
ConocoPhillips	5,827	337,908
Exxon Mobil Corp.	22,098	1,912,577
Occidental Petroleum Corp.	3,872	296,634
Schlumberger Ltd.	6,448	446,782
Other Securities	61,400	2,732,736
		6,739,801
FINANCIALS (14.9%)
American Express Co.	4,663	268,029
Bank of America Corp.	51,897	602,005
Berkshire Hathaway, Inc. Cl B*	8,699	780,300
Citigroup, Inc.	14,082	557,084
Goldman Sachs Group, Inc.	2,105	268,514
JPMorgan Chase & Co.	18,054	793,834
U.S. Bancorp	9,032	288,482
Wells Fargo & Co.	23,496	803,093
Other Securities	145,525	5,137,244
		9,498,585
HEALTH CARE (11.6%)
Abbott Laboratories	7,579	496,425
Amgen, Inc.	3,740	322,837
Bristol-Myers Squibb Co.	7,964	259,547
	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
Gilead Sciences, Inc.*	3,748	$275,291
Johnson & Johnson	13,245	928,475
Merck & Co., Inc.	15,202	622,370
Pfizer, Inc.	35,689	895,080
UnitedHealth Group, Inc.	4,859	263,552
Other Securities	61,911	3,340,141
		7,403,718
INDUSTRIALS (9.8%)
3M Co.	3,039	282,171
Caterpillar, Inc.	3,224	288,806
General Electric Co.	51,661	1,084,364
Union Pacific Corp.	2,261	284,253
United Technologies Corp.	3,994	327,548
Other Securities	72,955	3,934,410
		6,201,552
INFORMATION TECHNOLOGY (18.4%)
Apple, Inc.	4,661	2,484,448
Cisco Systems, Inc.	25,799	506,950
eBay, Inc.*	5,590	285,202
Google, Inc. Cl A*	1,275	904,447
Int'l. Business Machines Corp.	5,092	975,373
Intel Corp.	23,884	492,727
Microsoft Corp.	36,448	974,255
Oracle Corp.	17,446	581,301
QUALCOMM, Inc.	8,270	512,905
Visa, Inc. Cl A	2,474	375,009
Other Securities	131,595	3,621,870
		11,714,487
MATERIALS (3.5%)
Other Securities	45,758	2,204,857
TELECOMMUNICATION SERVICES (2.9%)
AT&T, Inc.	27,330	921,294
Verizon Communications, Inc.	13,576	587,434
Other Securities	28,406	361,518
		1,870,246
UTILITIES (3.3%)
Other Securities	54,156	2,090,587
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $49,681,239) 96.4%		$61,310,368

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2012

	Rating**	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (1)	A-1+	0.10	01/10/13	$300,000	$299,993
COMMERCIAL PAPER (2.1%)
General Electric Capital Corp.	A-1+	0.12	03/18/13	500,000	499,873
Toyota Motor Credit Corp.	A-1+	0.11	01/04/13	800,000	799,993
					1,299,866
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,599,859) 2.6%					1,599,859
TEMPORARY CASH INVESTMENTS (2) (Cost: $480,000) 0.8%					480,000
TOTAL INVESTMENTS (Cost: $51,761,098) 99.8%					63,390,227
OTHER NET ASSETS 0.2%					120,442
NET ASSETS 100.0%					$63,510,669

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2012

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (12.9%)
Advance Auto Parts, Inc.	2,332	$168,720
LKQ Corp.*	9,081	191,609
Mohawk Industries, Inc.*	1,702	153,980
Polaris Industries, Inc.	1,974	166,112
PVH Corp.	2,221	246,553
Toll Brothers, Inc.*	4,823	155,928
Tractor Supply Co.	2,158	190,681
Other Securities	132,822	3,688,269
		4,961,852
CONSUMER STAPLES (3.7%)
Church & Dwight Co., Inc.	4,368	233,994
Energizer Hldgs., Inc.	1,943	155,401
Green Mountain Coffee Roasters, Inc.*	3,790	156,754
Ralcorp Hldgs., Inc.*	1,706	152,943
Other Securities	26,783	717,717
		1,416,809
ENERGY (5.9%)
Cimarex Energy Co.	2,692	155,409
HollyFrontier Corp.	6,264	291,584
Oceaneering Int'l., Inc.	3,349	180,143
Plains Exploration & Production Co.*	4,037	189,497
Other Securities	56,367	1,433,548
		2,250,181
FINANCIALS (21.0%)
Affiliated Managers Group, Inc.*	1,621	210,973
Alleghany Corp.*	530	177,773
Camden Property Trust	2,583	176,186
Essex Property Trust, Inc.	1,116	163,661
Everest Re Group Ltd.	1,594	175,260
Federal Realty Investment Trust	2,008	208,872
New York Community Bancorp, Inc.	13,782	180,544
Rayonier, Inc.	3,803	197,110
Realty Income Corp.	4,141	166,510
SL Green Realty Corp	2,816	215,846
The Macerich Co.	4,229	246,551
UDR, Inc.	7,573	180,086
Other Securities	244,744	5,761,994
		8,061,366
	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (9.2%)
Hologic, Inc.*	8,339	$167,030
IDEXX Laboratories, Inc.*	1,696	157,389
Mettler-Toledo Int'l., Inc.*	953	184,215
Regeneron Pharmaceuticals, Inc.*	2,413	412,787
ResMed, Inc.	4,640	192,885
Schein (Henry), Inc.*	2,750	221,265
Vertex Pharmaceuticals, Inc.*	6,731	282,298
Other Securities	57,191	1,885,502
		3,503,371
INDUSTRIALS (16.8%)
AMETEK, Inc.	7,623	286,395
B/E Aerospace, Inc.*	3,180	157,092
Hunt (J.B.) Transport Svcs., Inc.	2,818	168,263
Kansas City Southern	3,382	282,329
Other Securities	146,202	5,523,299
		6,417,378
INFORMATION TECHNOLOGY (15.0%)
Alliance Data Systems Corp.*	1,548	224,088
ANSYS, Inc.*	2,896	195,017
Equinix, Inc.*	1,515	312,388
Rackspace Hosting, Inc.*	3,380	251,033
Trimble Navigation Ltd.*	3,888	232,425
Other Securities	216,105	4,538,994
		5,753,945
MATERIALS (7.0%)
Albemarle Corp.	2,788	173,191
Ashland, Inc.	2,251	181,003
Rock-Tenn Co. Cl A	2,206	154,221
Royal Gold, Inc.	2,056	167,173
Valspar Corp.	2,598	162,115
Other Securities	50,288	1,829,111
		2,666,814
TELECOMMUNICATION SERVICES (0.5%)
Other Securities	7,794	188,340
UTILITIES (4.7%)
Alliant Energy Corp.	3,481	152,851
OGE Energy Corp.	3,078	173,322
Other Securities	55,136	1,489,395
		1,815,568
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $31,018,864) 96.7%		$37,035,624

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2012

	Rating**	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill (1)	A-1+	0.10	01/10/13	$300,000	$299,993
COMMERCIAL PAPER (1.6%)
Toyota Motor Credit Corp.	A-1+	0.13	01/23/13	600,000	599,952
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $899,945) 2.4%					899,945
TEMPORARY CASH INVESTMENTS (2) (Cost: $315,600) 0.8%					315,600
TOTAL INVESTMENTS (Cost: $32,234,409) 99.9%					38,251,169
OTHER NET ASSETS 0.1%					49,193
NET ASSETS 100.0%					$38,300,362

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (SMALL CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2012

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.0%)
Bassett Furniture Industries, Inc.	7,095	$88,475
Pep Boys-Manny, Moe & Jack	7,736	76,045
Rent-A-Center, Inc.	2,061	70,816
Shutterfly, Inc.*	2,379	71,061
Wolverine World Wide, Inc.	2,388	97,860
Other Securities	12,987	96,762
		501,019
CONSUMER STAPLES (2.8%)
Prestige Brands Hldgs., Inc.*	4,827	96,685
Other Securities	10,276	137,152
		233,837
ENERGY (6.0%)
Energy XXI (Bermuda) Ltd.	4,762	153,289
McMoRan Exploration Co.*	14,277	229,141
PBF Energy, Inc.*	2,605	75,675
Other Securities	73,838	42,759
		500,864
FINANCIALS (36.7%)
Chesapeake Lodging Trust	3,363	70,219
Colonial Properties Trust	3,954	84,497
EastGroup Properties, Inc.	1,443	77,648
Ellington Financial LLC	5,648	126,854
Equity Lifestyle Properties, Inc.	1,523	102,483
Forest City Enterprises, Inc. Cl A*	5,472	88,373
Highwoods Properties, Inc.	2,391	79,979
Investors Bancorp, Inc.	3,665	65,164
iShares Russell 2000 Index Fund	1,160	97,776
iShares Russell 2000 Value Index Fund	1,610	121,571
Marlin Business Svcs. Corp.	3,583	71,875
National Retail Pptys., Inc.	2,173	67,798
PHH Corp.*	2,974	67,659
ProAssurance Corp.	2,716	114,588
SeaBright Hldgs., Inc.	11,700	129,519
Select Income REIT	2,901	71,858
Signature Bank*	1,459	104,085
SVB Financial Group*	1,356	75,895
Symetra Financial Corp.	7,117	92,379
Other Securities	88,538	1,348,862
		3,059,082
HEALTH CARE (5.1%)
Capital Senior Living Corp.*	3,769	70,443
Conceptus, Inc.*	5,530	116,185
QLT, Inc.*	13,130	103,202
Other Securities	11,717	138,434
		428,264
	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (12.2%)
Actuant Corp. Cl A	3,270	$91,266
Alaska Air Group, Inc.*	2,262	97,470
AZZ, Inc.	2,888	110,986
Encore Wire Corp.	3,930	119,118
Genesee & Wyoming, Inc. Cl A*	1,579	120,130
Miller Industries, Inc.	5,177	78,949
Mueller Industries, Inc.	3,521	176,156
Old Dominion Freight Line, Inc.*	5,220	178,940
Other Securities	1,254	40,830
		1,013,845
INFORMATION TECHNOLOGY (9.6%)
CommVault Systems, Inc.*	1,238	86,301
Richardson Electronics Ltd.	10,601	120,003
Other Securities	30,997	596,027
		802,331
MATERIALS (10.3%)
Boise, Inc.	17,122	136,120
Crown Hldgs., Inc.*	3,720	136,933
Innophos Hldgs., Inc.	2,470	114,855
Kaiser Aluminum Corp.	2,273	140,221
Silgan Hldgs., Inc.	4,163	173,139
Other Securities	18,241	156,973
		858,241
TELECOMMUNICATION SERVICES (0.5%)
Other Securities	2,829	45,038
UTILITIES (5.9%)
Avista Corp.	3,682	88,773
Idacorp, Inc.	2,092	90,688
PNM Resources, Inc.	4,154	85,199
UNS Energy Corp.	2,447	103,802
Other Securities	3,153	125,419
		493,881
TOTAL COMMON STOCKS (Cost: $6,634,116) 95.1%		$7,936,402
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.4%)
Energy XXI (Bermuda) Ltd., 7.25%	89	30,610
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $8,820) 0.4%		30,610
TEMPORARY CASH INVESTMENTS (3) (Cost: $350,000) 4.2%		350,000
TOTAL INVESTMENTS (Cost: $6,992,936) 99.7%		8,317,012
OTHER NET ASSETS 0.3%		21,348
NET ASSETS 100.0%		$8,338,360

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (SMALL CAP GROWTH FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2012

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.3%)
AFC Enterprises, Inc.*	4,723	$123,412
American Axle & Mfg. Hldgs., Inc.*	6,735	75,432
ANN, Inc.*	1,852	62,672
HSN, Inc.	1,763	97,106
Monro Muffler Brake, Inc.	1,772	61,967
Red Robin Gourmet Burgers, Inc.*	1,542	54,417
Rent-A-Center, Inc.	1,991	68,411
Shutterfly, Inc.*	2,476	73,958
Steve Madden Ltd.*	1,274	53,852
Other Securities	13,727	344,570
		1,015,797
CONSUMER STAPLES (4.4%)
Susser Hldgs. Corp.*	1,772	61,116
Other Securities	9,025	249,041
		310,157
ENERGY (5.6%)
Energy XXI (Bermuda) Ltd.	2,667	85,851
McMoRan Exploration Co.*	4,741	76,093
Oasis Petroleum, Inc.*	1,825	58,035
PBF Energy, Inc.*	2,534	73,613
Other Securities	8,317	100,147
		393,739
FINANCIALS (8.0%)
Colonial Properties Trust	2,675	57,165
Sabra Health Care REIT, Inc.	2,568	55,777
Other Securities	14,797	449,872
		562,814
HEALTH CARE (20.4%)
BioScrip, Inc.*	6,085	65,535
Cubist Pharmaceuticals, Inc.*	1,598	67,212
Cyberonics, Inc.*	1,185	62,248
HMS Hldgs. Corp.*	2,339	60,627
Neogen Corp.*	1,197	54,248
PAREXEL International Corp.*	1,965	58,144
Questcor Pharmaceuticals, Inc.	2,149	57,421
Other Securities	57,067	1,017,765
		1,443,200
INDUSTRIALS (18.6%)
Astronics Corp.*	2,681	61,341
Astronics Corp. Cl B*	393	8,528
AZZ, Inc.	2,781	106,874
Beacon Roofing Supply, Inc.*	1,830	60,902
CIRCOR International, Inc.	1,453	57,524
	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Genesee & Wyoming, Inc. Cl A*	1,206	$91,752
Healthcare Svcs. Group, Inc.	3,425	79,563
Old Dominion Freight Line, Inc.*	2,749	94,236
On Assignment, Inc.*	3,865	78,382
Raven Industries, Inc.	3,400	89,624
Robbins & Myers, Inc.	1,357	80,674
Smith (A.O.) Corp.	1,287	81,171
Sun Hydraulics Corp.	2,236	58,315
Teledyne Technologies, Inc.*	1,156	75,221
The Advisory Board Co.*	1,555	72,758
Other Securities	6,355	223,991
		1,320,856
INFORMATION TECHNOLOGY (19.1%)
Cavium, Inc.*	1,790	55,866
Cirrus Logic, Inc.*	2,100	60,837
CommVault Systems, Inc.*	1,941	135,306
iGATE Corp.*	3,409	53,760
Imperva, Inc.*	1,742	54,925
Informatica Corp.*	1,938	58,760
LogMeIn, Inc.*	2,671	59,857
MAXIMUS, Inc.	920	58,162
Parametric Technology Corp.*	2,591	58,323
Sourcefire, Inc.*	1,943	91,748
WEX, Inc.*	718	54,116
Other Securities	36,781	612,563
		1,354,223
MATERIALS (4.2%)
Innophos Hldgs., Inc.	1,518	70,587
Other Securities	15,225	230,360
		300,947
TELECOMMUNICATION SERVICES (0.5%)
Other Securities	2,256	35,916
UTILITIES (0.7%)
Northwest Natural Gas Co.	1,191	52,642
TOTAL COMMON STOCKS (Cost: $6,034,762) 95.8%		6,790,291
TEMPORARY CASH INVESTMENTS (3) (Cost: $300,000) 4.2%		300,000
TOTAL INVESTMENTS (Cost: $6,334,762) 100.0%		7,090,291
OTHER NET ASSETS 0.0% (4)		1,651
NET ASSETS 100.0%		$7,091,942

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2012

	Rating**	Rate (%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (22.9%)
U.S. Treasury Note	AA+	0.25 - 3.25	07/15/15 - 07/31/19	$5,950,000	$6,273,576
U.S. Treasury Strip	AA+	0.00	02/15/17 - 08/15/29	16,500,000	13,822,513
					20,096,089
U.S. GOVERNMENT AGENCIES (28.4%)
MORTGAGE-BACKED OBLIGATIONS (28.4%)
FHARM	AA+	2.90 - 5.77	02/01/36 - 09/01/39	446,235	477,599
FHLMC	AA+	2.50 - 6.00	03/01/21 - 06/01/42	4,268,898	4,567,299
FNMA	AA+	3.50 - 8.00	09/01/16 - 12/25/49	13,435,270	14,689,967
GNMA (5)	AA+	3.50 - 7.00	10/15/24 - 03/20/42	4,463,733	4,876,033
Other Securities				268,887	311,778
					24,922,676
CORPORATE DEBT (47.1%)
CONSUMER DISCRETIONARY (7.2%)
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	350,000	377,119
Kohl's Corp.	BBB+	3.25 - 4.00	11/01/21 - 02/01/23	400,000	410,042
Lowe's Cos., Inc.	A-	3.12	04/15/22	350,000	368,433
Marriott International, Inc.	BBB	3.00	03/01/19	400,000	411,682
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	350,000	386,572
NVR, Inc.	BBB	3.95	09/15/22	400,000	414,502
O'Reilly Automotive, Inc.	BBB	3.80	09/01/22	350,000	364,170
Omnicom Group, Inc.	BBB+	4.45	08/15/20	350,000	389,458
Tupperware Brands Corp.	BBB-	4.75	06/01/21	350,000	374,516
Other Securities				2,605,000	2,789,635
					6,286,129
CONSUMER STAPLES (3.1%)
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	350,000	375,107
Other Securities				2,175,000	2,317,867
					2,692,974
ENERGY (5.1%)
Cameron International Corp.	BBB+	4.50	06/01/21	350,000	391,635
Energen Corp.	BBB	4.63	09/01/21	400,000	416,760
EQT Corp.	BBB	4.88	11/15/21	400,000	429,415
Rowan Companies PLC	BBB-	4.88	06/01/22	400,000	434,427
Sunoco, Inc.	BBB-	4.88 - 5.75	10/15/14 - 01/15/17	350,000	376,613
Other Securities				2,250,000	2,452,864
					4,501,714
FINANCIALS (15.6%)
Alleghany Corp.	BBB	5.63	09/15/20	350,000	388,673
Barrick N.A. Finance LLC	BBB+	4.40	05/30/21	350,000	383,823
First Horizon National Corp.	BB+	4.50	05/15/13	500,000	505,996
General Electric Capital Corp.	AA+	5.45	01/15/13	500,000	500,861
Hartford Financial Svcs.	BBB	5.50	10/15/16 - 03/30/20	350,000	396,010
Health Care REIT, Inc.	BBB-	3.63 - 6.13	03/15/16 - 04/15/20	350,000	398,398
Markel Corp.	BBB	5.35 - 6.80	02/15/13 - 06/01/21	350,000	369,527
Marsh & McLennan Cos., Inc.	BBB	4.80	07/15/21	350,000	393,835
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	400,000	403,586
ProLogis LP	BBB-	6.63	05/15/18	350,000	422,739
Protective Life Corp.	A-	7.38	10/15/19	310,000	376,814

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2012

	Rating**	Rate (%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
FINANCIALS (CONTINUED)
Prudential Financial, Inc.	A	4.50 - 4.75	09/17/15 - 11/16/21	$350,000	$386,501
Raymond James Financial, Inc.	BBB	4.25	04/15/16	350,000	367,983
Reckson Operating Partnership	BBB-	6.00	03/31/16	400,000	438,573
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	350,000	385,384
Simon Property Group LP	A-	2.80	01/30/17	350,000	369,315
Other Securities				6,665,000	7,193,996
					13,682,014
HEALTH CARE (3.7%)
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	375,000	409,842
PerkinElmer, Inc.	BBB	5.00	11/15/21	400,000	443,484
Other Securities				2,150,000	2,357,329
					3,210,655
INDUSTRIALS (4.2%)
Dun & Bradstreet Corp.	BBB+	3.25	12/01/17	400,000	404,237
Equifax, Inc.	BBB+	3.30	12/15/22	400,000	396,777
L-3 Communications Corp.	BBB-	4.75	07/15/20	350,000	390,123
Pentair Ltd.	BBB	5.00	05/15/21	350,000	395,362
URS Corp.†	BBB-	5.00	04/01/22	350,000	360,313
Other Securities				1,650,000	1,735,182
					3,681,994
INFORMATION TECHNOLOGY (1.7%)
Avnet, Inc.	BBB-	5.88	03/15/14 - 06/15/20	350,000	376,945
Lexmark International, Inc.	BBB-	6.65	06/01/18	350,000	382,851
Tech Data Corp.	BBB-	3.75	09/21/17	400,000	410,323
Other Securities				275,000	298,648
					1,468,767
MATERIALS (3.6%)
Freeport-McMoRan Copper & Gold	BBB	3.55	03/01/22	400,000	396,710
Methanex Corp.	BBB-	3.25	12/15/19	400,000	402,326
Newmont Mining Corp.	BBB+	3.50	03/15/22	400,000	412,546
Teck Resources Ltd.	BBB	4.75	01/15/22	350,000	385,166
Other Securities				1,500,000	1,591,224
					3,187,972
TELECOMMUNICATION SERVICES (0.6%)
Other Securities500,000					562,269
UTILITIES (2.3%)
National Fuel Gas Co.	BBB	4.90	12/01/21	350,000	386,452
Other Securities				1,550,000	1,610,982
					1,997,434
TOTAL LONG-TERM DEBT SECURITIES (Cost: $80,487,310) 98.4%					86,290,687
TEMPORARY CASH INVESTMENTS (2) (Cost: $775,100) 0.9%					775,100
TOTAL INVESTMENTS (Cost: $81,262,410) 99.3%					87,065,787
OTHER NET ASSETS 0.7%					599,073
NET ASSETS 100.0%					$87,664,860

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2012

	Rating**	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (12.0%)
U.S. Treasury Bill	A-1+	0.05	03/28/13	$4,000,000	$3,999,589
U.S. GOVERNMENT AGENCIES (6.6%)
FHLB	A-1+	0.11	03/15/13	2,200,000	2,199,509
COMMERCIAL PAPER (80.1%)
Air Products & Chemicals†	A-1	0.15	01/22/13	1,300,000	1,299,886
Baker Hughes, Inc.†	A-1	0.14	02/19/13	1,300,000	1,299,752
Coca-Cola Co.†	A-1+	0.12	02/13/13	1,050,000	1,049,849
Coca-Cola Co.†	A-1+	0.15	01/22/13	250,000	249,978
Danaher Corp.†	A-1	0.15	01/02/13	1,300,000	1,299,995
Disney (Walt) Co.†	A-1	0.12	02/15/13	1,300,000	1,299,805
Dover Corp.†	A-1	0.12	01/03/13	1,300,000	1,299,991
Emerson Electric Co.†	A-1	0.13	02/04/13	700,000	699,914
General Electric Capital Corp.	A-1+	0.12	03/13/13	1,300,000	1,299,653
Google, Inc.†	A-1+	0.14	01/09/13	1,300,000	1,299,960
Kimberly-Clark Worldwide†	A-1	0.08	01/09/13	800,000	799,986
Kimberly-Clark Worldwide†	A-1	0.09	01/14/13	500,000	499,984
National Rural Utilities	A-1	0.14	02/07/13	1,300,000	1,299,813
New Jersey Natural Gas	A-1	0.10	01/15/13	1,300,000	1,299,949
Praxair, Inc.	A-1	0.10	01/04/13	1,300,000	1,299,989
Precision Castparts Corp.†	A-1	0.18	01/11/13	1,300,000	1,299,935
Private Export Funding Corp.†	A-1	0.18	03/04/13	1,300,000	1,299,556
Rockwell Collins, Inc.†	A-1	0.12	01/11/13	700,000	699,977
Rockwell Collins, Inc.†	A-1	0.15	01/08/13	600,000	599,983
Sysco Corp.	A-1	0.09	01/02/13	1,300,000	1,299,997
Toyota Motor Credit Corp.	A-1+	0.21	01/16/13	1,350,000	1,349,882
Unilever Capital Corp.†	A-1	0.16	02/04/13	1,300,000	1,299,804
Wal-Mart Stores, Inc.†	A-1+	0.10	01/24/13	1,300,000	1,299,917
Washington Gas Light Co.	A-1	0.16	01/17/13	1,350,000	1,349,904
					26,797,459
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $32,996,522) 98.7%					32,996,557
TEMPORARY CASH INVESTMENTS (2) (Cost: $448,800) 1.3%					448,800
TOTAL INVESTMENTS (Cost: $33,445,322) 100.0%					33,445,357
OTHER NET ASSETS -0.0% (4)					(121)
NET ASSETS 100.0%					$33,445,236
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FOOTNOTES TO SUMMARY PORTFOLIOS OF INVESTMENTS IN SECURITIES
December 31, 2012

Abbreviations:  FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association

  "Other Securities" represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

*  Non-income producing security.

**  Ratings as per Standard & Poor's Corporation (unaudited).

†  Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the aggregate values of these securities and their percentages of the respective Funds' net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
BOND FUND	$1,770,839	2.0%
MONEY MARKET FUND	$17,598,272	52.6%

(1)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of December 31, 2012, were as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a Percentage of Total Investments
ALL AMERICA FUND	5	E-mini S&P 500 Stock Index	P	March 2013	$355,025	$(3,188)	1.8%
EQUITY INDEX FUND	29	E-mini S&P 500 Stock Index	P	March 2013	$2,059,145	$(15,151)	3.2%
MID-CAP EQUITY INDEX FUND	12	E-mini S&P MidCap 400 Stock Index	P	March 2013	$1,221,720	$(6,350)	3.2%

(a)  Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day's variation margin payable or receivable.

(2)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2012 was 0.15%.

(3)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2012 was 0.10%.

(4)  Percentage is less than 0.05%.

(5)  U.S. Government guaranteed security.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2012

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
ASSETS:
Investments at fair value (Notes 1 and 3) (Cost: All America Fund — $16,967,206 Equity Index Fund — $51,761,098 Mid-Cap Equity Index Fund — $32,234,409 Small Cap Value Fund — $6,992,936 Small Cap Growth Fund — $6,334,762 Bond Fund — $81,262,410 Money Market Fund — $33,445,322)	$19,536,438	$63,390,227	$38,251,169	$8,317,012
Cash	148,531	42	32	19,124
Interest and dividends receivable	18,688	68,333	21,641	2,463
Receivable for securities sold	—	—	—	—
Receivable for daily variation on future contracts	9,025	52,345	27,720	—
TOTAL ASSETS	19,712,682	63,510,947	38,300,562	8,338,599
LIABILITIES:
Other payables	1,867	—	—	—
Accrued expenses	381	278	200	239
TOTAL LIABILITIES	2,248	278	200	239
NET ASSETS	$19,710,434	$63,510,669	$38,300,362	$8,338,360
SHARES OUTSTANDING (Note 4)	1,933,207	6,305,293	3,328,971	735,486
NET ASSET VALUE PER SHARE	$10.20	$10.07	$11.51	$11.34
COMPONENTS OF NET ASSETS:
Paid-in capital	$17,264,480	$53,090,162	$33,514,480	$7,159,101
Accumulated undistributed net investment income (loss)	90,986	680,249	40,569	(12,400)
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(211,076)	(1,873,720)	(1,265,097)	(132,417)
Net unrealized appreciation (depreciation) of investments and futures contracts	2,566,044	11,613,978	6,010,410	1,324,076
NET ASSETS	$19,710,434	$63,510,669	$38,300,362	$8,338,360

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund	Bond Fund	Money Market Fund
ASSETS:
Investments at fair value (Notes 1 and 3) (Cost: All America Fund — $16,967,206 Equity Index Fund — $51,761,098 Mid-Cap Equity Index Fund — $32,234,409 Small Cap Value Fund — $6,992,936 Small Cap Growth Fund — $6,334,762 Bond Fund — $81,262,410 Money Market Fund — $33,445,322)	$7,090,291	$87,065,787	$33,445,357
Cash	25	57	10
Interest and dividends receivable	1,819	589,605	—
Receivable for securities sold	—	10,524	—
Receivable for daily variation on future contracts	—	—	—
TOTAL ASSETS	7,092,135	87,665,973	33,445,367
LIABILITIES:
Other payables	—	—	—
Accrued expenses	193	1,113	131
TOTAL LIABILITIES	193	1,113	131
NET ASSETS	$7,091,942	$87,664,860	$33,445,236
SHARES OUTSTANDING (Note 4)	651,148	8,310,883	3,178,239
NET ASSET VALUE PER SHARE	$10.89	$10.55	$10.52
COMPONENTS OF NET ASSETS:
Paid-in capital	$6,388,131	$81,541,779	$33,444,372
Accumulated undistributed net investment income (loss)	(4,698)	147,430	851
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(47,020)	172,274	(22)
Net unrealized appreciation (depreciation) of investments and futures contracts	755,529	5,803,377	35
NET ASSETS	$7,091,942	$87,664,860	$33,445,236

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2012

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
INVESTMENT INCOME:
Dividends	$515,359	$1,363,923	$629,636	$194,362
Interest	1,058	2,222	1,602	437
Total investment income	516,417	1,366,145	631,238	194,799
EXPENSES (Note 2):
Advisory expenses	126,338	75,063	45,236	64,211
Other operating expenses:
Independent directors' fees and expenses	2,293	6,860	4,172	742
Custodian expenses	48,239	31,299	33,404	10,071
Accounting and recordkeeping expenses	40,066	119,881	72,894	12,964
Transfer agent fees	14,092	42,164	25,638	4,560
Registration fees and expenses	14,902	18,645	20,381	5,296
Audit	9,085	27,182	16,528	2,940
Shareholder reports	3,106	9,295	5,652	1,005
Administrative	3,496	10,459	6,360	1,131
Legal and Compliance	10,454	31,278	19,019	3,382
Other	4,207	12,587	7,654	1,361
Total operating expenses	149,940	309,650	211,702	43,452
Total expenses before reimbursement	276,278	384,713	256,938	107,663
Fee waiver and expense reimbursement (Note 2)	—	(309,650)	(211,702)	—
Net Expenses	276,278	75,063	45,236	107,663
Net Investment Income (Loss) (Note 1)	240,139	1,291,082	586,002	87,136
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on:
Investment securities	5,584,716	(16,767)	1,220,991	219,201
Futures contracts	99,273	389,782	126,561	—
	5,683,989	373,015	1,347,552	219,201
Change in net unrealized appreciation (depreciation) of:
Investment securities	(618,437)	7,020,054	3,860,046	724,486
Futures contracts	(5,267)	(12,005)	559	—
	(623,704)	7,008,049	3,860,605	724,486
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	5,060,285	7,381,064	5,208,157	943,687
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,300,424	$8,672,146	$5,794,159	$1,030,823

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund	Bond Fund	Money Market Fund
INVESTMENT INCOME:
Dividends	$55,496	$—	$—
Interest	335	3,172,660	43,147
Total investment income	55,831	3,172,660	43,147
EXPENSES (Note 2):
Advisory expenses	57,111	380,072	70,647
Other operating expenses:
Independent directors' fees and expenses	567	11,215	4,117
Custodian expenses	13,393	33,431	9,834
Accounting and recordkeeping expenses	9,909	195,968	71,948
Transfer agent fees	3,486	68,926	25,305
Registration fees and expenses	4,466	31,187	22,993
Audit	2,247	44,435	16,315
Shareholder reports	768	15,194	5,578
Administrative	865	17,097	6,277
Legal and Compliance	2,586	51,130	18,772
Other	1,040	20,576	7,555
Total operating expenses	39,327	489,159	188,694
Total expenses before reimbursement	96,438	869,231	259,341
Fee waiver and expense reimbursement (Note 2)	—	—	(228,537)
Net Expenses	96,438	869,231	30,804
Net Investment Income (Loss) (Note 1)	(40,607)	2,303,429	12,343
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on:
Investment securities	387,074	619,308	271
Futures contracts	—	—	—
	387,074	619,308	271
Change in net unrealized appreciation (depreciation) of:
Investment securities	(22,437)	603,850	2,847
Futures contracts	—	—	—
	(22,437)	603,850	2,847
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	364,637	1,223,158	3,118
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$324,030	$3,526,587	$15,461

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	All America Fund		Equity Index Fund		Mid-Cap Equity Index Fund		Small Cap Value Fund
	2012	2011	2012	2011	2012	2011	2012	2011
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$240,139	$251,104	$1,291,082	$995,708	$586,002	$403,075	$87,136	$20,514
Net realized gain (loss) on investments and futures contracts	5,683,989	1,387,233	373,015	(271,566)	1,347,552	1,376,967	219,201	295,492
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(623,704)	(1,750,374)	7,008,049	208,390	3,860,605	(2,373,423)	724,486	(577,028)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,300,424	(112,037)	8,672,146	932,532	5,794,159	(593,381)	1,030,823	(261,022)
LESS: DIVIDEND DISTRIBUTIONS (Note 6):
From net investment income	(273,183)	(209,441)	(1,093,064)	(910,433)	(495,734)	(414,967)	(75,263)	(16,883)
From capital gains	(1,559,521)	—	—	—	(1,119,386)	(1,428,145)	—	—
Total distributions	(1,832,704)	(209,441)	(1,093,064)	(910,433)	(1,615,120)	(1,843,112)	(75,263)	(16,883)
CAPITAL TRANSACTIONS:
Proceeds from the sale of shares	883,550	60,716	2,640,151	2,381,928	3,224,289	2,795,187	842,623	881,384
Dividend reinvestments	889,751	207,719	1,056,637	888,093	1,576,366	1,803,158	75,263	16,883
Cost of shares redeemed	(25,417,594)	—	(834,654)	(434,769)	(1,830,160)	(4,287,659)	(1,856)	(439,125)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	(23,644,293)	268,435	2,862,134	2,835,252	2,970,495	310,686	916,030	459,142
NET INCREASE (DECREASE) IN NET ASSETS	(20,176,573)	(53,043)	10,441,216	2,857,351	7,149,534	(2,125,807)	1,871,590	181,237
NET ASSETS, BEGINNING OF PERIOD	39,887,007	39,940,050	53,069,453	50,212,102	31,150,828	33,276,635	6,466,770	6,285,533
NET ASSETS, END OF PERIOD	$19,710,434	$39,887,007	$63,510,669	$53,069,453	$38,300,362	$31,150,828	$8,338,360	$6,466,770
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$90,986	$145,547	$680,249	$494,802	$40,569	$—	$(12,400)	$(1)
OTHER INFORMATION:
Capital shares outstanding at beginning of period	4,266,031	4,236,529	6,008,232	5,693,920	3,056,001	3,013,388	648,538	611,839
Shares issued	87,629	6,583	274,779	261,720	295,533	240,564	80,261	84,205
Shares issued as reinvestment of dividends	87,557	22,919	106,860	103,664	139,019	175,513	6,852	1,686
Shares redeemed	(2,508,010)	—	(84,578)	(51,072)	(161,582)	(373,464)	(165)	(49,192)
Net increase (decrease)	(2,332,824)	29,502	297,061	314,312	272,970	42,613	86,948	36,699
Capital shares outstanding at end of period	1,933,207	4,266,031	6,305,293	6,008,232	3,328,971	3,056,001	735,486	648,538

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund		Bond Fund		Money Market Fund
	2012	2011	2012	2011	2012	2011
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(40,607)	$(58,261)	$2,303,429	$2,027,369	$12,343	$10,972
Net realized gain (loss) on investments and futures contracts	387,074	610,947	619,308	222,728	271	(85)
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(22,437)	(788,063)	603,850	2,419,088	2,847	(3,388)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	324,030	(235,377)	3,526,587	4,669,185	15,461	7,499
LESS: DIVIDEND DISTRIBUTIONS (Note 6):
From net investment income	—	(4,871)	(2,194,798)	(2,036,732)	(13,016)	(11,015)
From capital gains	(289,351)	—	(232,972)	—	(3)	(253)
Total distributions	(289,351)	(4,871)	(2,427,770)	(2,036,732)	(13,019)	(11,268)
CAPITAL TRANSACTIONS:
Proceeds from the sale of shares	852,112	814,569	9,379,957	6,821,750	12,169,000	11,683,007
Dividend reinvestments	289,351	4,871	2,382,469	1,995,575	13,007	11,258
Cost of shares redeemed	(1,707)	(403,126)	(1,686,459)	(4,014,722)	(13,838,103)	(21,629,772)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	1,139,756	416,314	10,075,967	4,802,603	(1,656,096)	(9,935,507)
NET INCREASE (DECREASE) IN NET ASSETS	1,174,435	176,066	11,174,784	7,435,056	(1,653,654)	(9,939,276)
NET ASSETS, BEGINNING OF PERIOD	5,917,507	5,741,441	76,490,076	69,055,020	35,098,890	45,038,166
NET ASSETS, END OF PERIOD	$7,091,942	$5,917,507	$87,664,860	$76,490,076	$33,445,236	$35,098,890
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$(4,698)	$6	$147,430	$38,799	$851	$1,524
OTHER INFORMATION:
Capital shares outstanding at beginning of period	547,046	516,992	7,353,348	6,889,665	3,335,533	4,279,557
Shares issued	77,261	72,389	890,719	662,865	1,156,216	1,110,060
Shares issued as reinvestment of dividends	26,993	448	226,178	194,327	1,236	1,070
Shares redeemed	(152)	(42,783)	(159,362)	(393,509)	(1,314,746)	(2,055,154)
Net increase (decrease)	104,102	30,054	957,535	463,683	(157,294)	(944,024)
Capital shares outstanding at end of period	651,148	547,046	8,310,883	7,353,348	3,178,239	3,335,533

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2012 and other supplementary data with respect to each Fund are presented below and in the pages following:

	All America Fund					Equity Index Fund
	Years Ended December 31,					Years Ended December 31,
Selected Per Share and Supplementary Data:	2012	2011	2010	2009	2008	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.35	$9.43	$8.16	$6.62	$10.39	$8.83	$8.82	$7.84	$6.35	$10.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.14	0.06	0.09	0.11	0.15	0.20	0.16	0.16	0.13	0.18
Net Realized or Unrealized Gains (or Losses) on Investments and Futures Contracts	1.19	(0.09)	1.30	1.56	(3.84)	1.22	0.00	0.97	1.51	(3.94)
Total From Investment Operations	1.33	(0.03)	1.39	1.67	(3.69)	1.42	0.16	1.13	1.64	(3.76)
Less Distributions:
Dividends (From Net Investment Income)	(0.12)	(0.05)	(0.12)	(0.13)	(0.07)	(0.18)	(0.15)	(0.15)	(0.15)	(0.09)
Distributions (From Capital Gains)	(0.36)	—	—	—	(0.01)	—	—	—	—	—
Total Distributions	(0.48)	(0.05)	(0.12)	(0.13)	(0.08)	(0.18)	(0.15)	(0.15)	(0.15)	(0.09)
Net Asset Value, End of Period	$10.20	$9.35	$9.43	$8.16	$6.62	$10.07	$8.83	$8.82	$7.84	$6.35
Total Return (%)(a)	14.26	(0.28)	17.28	25.45	(35.72)	16.07	1.98	14.83	26.15	(37.05)
Net Assets End of Period (in millions)	19.7	39.9	39.9	45.5	36.5	63.5	53.1	50.2	47.2	36.0
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	0.96	0.62	0.82	1.58	1.73	2.15	1.90	1.85	2.11	2.17
Ratio of Expenses to Average Net Assets (%)	1.10	1.19	1.09	0.89	0.86	0.64	0.79	0.84	0.52	0.49
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	1.10	1.19	0.93	0.50	0.50	0.12	0.13	0.13	0.13	0.13
Portfolio Turnover Rate (%)(b)	19.04	24.85	24.65	25.48	28.08	5.91	2.95	11.89	4.31	4.62

(a)  Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)  Portfolio turnover rate excludes all short-term securities.

(c)  Includes $0.01 of tax-basis return of capital distributions.

(d)  Represents tax-basis return of capital distributions.

(e)  Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(f)  Includes less than $0.005 of tax-basis return of capital distributions.

(g)  Amount is less than $0.005 per share.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

	Mid-Cap Equity Index Fund						Small Cap Value Fund
	Years Ended December 31,						Years Ended December 31,
Selected Per Share and Supplementary Data:	2012	2011	2010	2009	2008		2012	2011	2010	2009		2008
Net Asset Value, Beginning of Period	$10.19	$11.04	$9.72	$7.19	$11.83		$9.97	$10.27	$8.21	$6.41		$8.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.18	0.14	0.12	0.12	0.16		0.09	0.03	0.05	0.09		0.10
Net Realized or Unrealized Gains (or Losses) on Investments and Futures Contracts	1.64	(0.36)	2.38	2.53	(4.38)		1.38	(0.30)	2.06	1.80		(2.52)
Total From Investment Operations	1.82	(0.22)	2.50	2.65	(4.22)		1.47	(0.27)	2.11	1.89		(2.42)
Less Distributions:
Dividends (From Net Investment Income)	(0.15)	(0.14)	(0.11)	(0.12)	(0.09	)(c)	(0.10)	(0.03)	(0.05)	(0.09	)(f)	(0.09	)(c)
Distributions (From Capital Gains)	(0.35)	(0.49)	(1.07)	—	(0.33)		—	—	—	—		—
Total Distributions	(0.50)	(0.63)	(1.18)	(0.12)	(0.42)		(0.10)	(0.03)	(0.05)	(0.09)		(0.09)
Net Asset Value, End of Period	$11.51	$10.19	$11.04	$9.72	$7.19		$11.34	$9.97	$10.27	$8.21		$6.41
Total Return (%)(a)	17.89	(1.93)	26.29	37.01	(36.19)		14.79	(2.69)	25.89	29.52		(27.13)
Net Assets End of Period (in millions)	38.3	31.2	33.3	44.3	32.2		8.3	6.5	6.3	4.3		3.1
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	1.61	1.24	1.22	1.54	1.56		1.16	0.30	0.59	1.34		1.27
Ratio of Expenses to Average Net Assets (%)	0.70	0.82	0.85	0.52	0.49		1.43	1.54	1.38	1.24		1.21
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.12	0.13	0.13	0.13	0.13		1.43	1.54	1.25	0.85		0.85
Portfolio Turnover Rate (%)(b)	17.38	18.25	61.15	15.16	17.47		23.22	28.69	41.55	37.74		58.20

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Growth Fund							Bond Fund
	Years Ended December 31,							Years Ended December 31,
Selected Per Share and Supplementary Data:	2012	2011	2010	2009		2008		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.82	$11.11	$8.45	$6.62		$9.97		$10.40	$10.02	$9.75	$9.29	$9.46
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	(0.01)	(0.11)	(0.05)	(0.01)		—	(g)	0.28	0.28	0.32	0.41	0.46
Net Realized or Unrealized Gains (or Losses) on Investments and Futures Contracts	0.54	(0.17)	2.71	1.85		(3.34)		0.17	0.38	0.27	0.46	(0.17)
Total From Investment Operations	0.53	(0.28)	2.66	1.84		(3.34)		0.45	0.66	0.59	0.87	0.29
Less Distributions:
Dividends (From Net Investment Income)	—	(0.01)	—	(0.01	)(d)	(0.01	)(d)	(0.27)	(0.28)	(0.32)	(0.41)	(0.46)
Distributions (From Capital Gains)	(0.46)	—	—	—		—		(0.03)	—	—	—	—
Total Distributions	(0.46)	(0.01)	—	(0.01)		(0.01)		(0.30)	(0.28)	(0.32)	(0.41)	(0.46)
Net Asset Value, End of Period	$10.89	$10.82	$11.11	$8.45		$6.62		$10.55	$10.40	$10.02	$9.75	$9.29
Total Return (%)(a)	5.04	(2.52)	31.44	27.88		(33.52)		4.30	6.67	6.06	9.46	3.25
Net Assets End of Period (in millions)	7.1	5.9	5.7	3.7		2.6		87.7	76.5	69.1	60.7	51.4
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	(0.61)	(0.93)	(0.60)	(0.18)		0.03		2.73	2.81	3.21	4.35	4.86
Ratio of Expenses to Average Net Assets (%)	1.44	1.54	1.38	1.24		1.21		1.03	1.13	1.00	0.84	0.81
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	1.44	1.54	1.25	0.85		0.85		1.03	1.13	0.87	0.45	0.45
Portfolio Turnover Rate (%)(b)	62.54	59.77	55.98	93.65		93.02		20.39	20.77	21.48	27.04	8.03

(a)  Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)  Portfolio turnover rate excludes all short-term securities.

(c)  Includes $0.01 of tax-basis return of capital distributions.

(d)  Represents tax-basis return of capital distributions.

(e)  Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(f)  Includes less than $0.005 of tax-basis return of capital distributions.

(g)  Amount is less than $0.005 per share.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

	Money Market Fund
	Years Ended December 31,
Selected Per Share and Supplementary Data:	2012		2011		2010		2009	2008
Net Asset Value, Beginning of Period	$10.52		$10.52		$10.52		$10.53	$10.55
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	—	(g)	—	(g)	—	(g)	0.01	0.25
Net Realized or Unrealized Gains (or Losses) on Investments and Futures Contracts	—	(g)	—	(g)	—	(g)	(0.01)	— (g)
Total From Investment Operations	—		—		—		—	0.25
Less Distributions:
Dividends (From Net Investment Income)	—	(g)	—	(g)	—	(g)	(0.01)	(0.26)
Distributions (From Capital Gains)	—	(g)	—	(g)	—		— (g)	(0.01)
Total Distributions	—		—		—		(0.01)	(0.27)
Net Asset Value, End of Period	$10.52		$10.52		$10.52		$10.52	$10.53
Total Return (%)(a)	0.04		0.02		0.01		0.07	2.46
Net Assets End of Period (in millions)	33.4		35.1		45.0		54.4	84.9
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	0.03		0.03		0.01		0.10	2.35
Ratio of Expenses to Average Net Assets (%)	0.73		0.84		0.84		0.57	0.56
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.09	(e)	0.11	(e)	0.16	(e)	0.18 (e)	0.20
Portfolio Turnover Rate (%)(b)	N/A		NA		NA		NA	NA

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Institutional Funds, Inc. (the "Investment Company") was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a "mutual fund." At December 31, 2012, it had seven series of capital stock outstanding, each series representing respective shares of the All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund and Money Market Fund (collectively, "the Funds"). Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities Corporation, a registered broker-dealer and affiliate of the Investment Company's investment management adviser, Mutual of America Capital Management Corporation (the "Adviser"). The Investment Company is designed primarily as an investment vehicle for institutional investors, such as endowments, foundations, corporations, municipalities and other public entities.

The All America Fund and Bond Fund commenced operations on May 1, 1996. The Money Market Fund commenced operations on May 1, 1997, the Equity Index Fund commenced operations on May 3, 1999, and the Mid-Cap Equity Index Fund commenced operations on September 1, 2000. The Small Cap Value and Small Cap Growth Funds commenced operations on May 1, 2007.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with GAAP:

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•  Level 1 — quoted prices in active markets for identical securities.

•  Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of December 31, 2012, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such securities as of December 31, 2012. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The following is a summary of the inputs used to value the Funds' investments and other financial instruments as of December 31, 2012, by fair value input hierarchy:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Fair Value: (See Portfolios of Investments for More Details)
All America Fund
Common Stock-Indexed	$11,475,862	—	—	$11,475,862
Common Stock-Active	$7,551,385	—	—	$7,551,385
Convertible Preferred Stock	$34,393	—	—	$34,393
Short-Term Debt Securities	—	$99,998	—	$99,998
Temporary Cash Investments	—	$374,800	—	$374,800
	$19,061,640	$474,798	—	$19,536,438
Equity Index Fund
Common Stock	$61,310,368	—	—	$61,310,368
Short-Term Debt Securities	—	$1,599,859	—	$1,599,859
Temporary Cash Investments	—	$480,000	—	$480,000
	$61,310,368	$2,079,859	—	$63,390,227
Mid-Cap Equity Index Fund
Common Stock	$37,035,624	—	—	$37,035,624
Short-Term Debt Securities	—	$899,945	—	$899,945
Temporary Cash Investments	—	$315,600	—	$315,600
	$37,035,624	$1,215,545	—	$38,251,169
Small Cap Value Fund
Common Stock	$7,936,402	—	—	$7,936,402
Convertible Preferred Stock	$30,610	—	—	$30,610
Temporary Cash Investments	—	$350,000	—	$350,000
	$7,967,012	$350,000	—	$8,317,012
Small Cap Growth Fund
Common Stock	$6,790,291	—	—	$6,790,291
Temporary Cash Investments	—	$300,000	—	$300,000
	$6,790,291	$300,000	—	$7,090,291
Bond Fund
U.S. Government Debt	—	$20,096,089	—	$20,096,089
U.S. Agency Residential Mortgage-Backed Obligations	—	$24,922,676	—	$24,922,676
Corporate Debt	—	$41,271,922	—	$41,271,922
Temporary Cash Investments	—	$775,100	—	$775,100
	—	$87,065,787	—	$87,065,787
Money Market Fund
U.S. Government Debt	—	$3,999,589	—	$3,999,589
U.S. Government Agency Short-Term Debt	—	$2,199,509	—	$2,199,509
Commercial Paper	—	$26,797,459	—	$26,797,459
Temporary Cash Investments	—	$448,800	—	$448,800
	—	$33,445,357	—	$33,445,357
Other Financial Instruments:*
All America Fund	$(3,188)	—	—	$(3,188)
Equity Index Fund	$(15,151)	—	—	$(15,151)
Mid-Cap Equity Index Fund	$(6,350)	—	—	$(6,350)

*  Other financial instruments are derivative instruments not reflected in the Summary Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Year Ended December 31, 2012
	Balance December 31, 2011	Change in Unrealized Gains (Losses)	Transfers Into Level 3(a)	Transfers Out of Level 3(b)	Balance December 31, 2012	Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of December 31, 2012 Included in Statement of Operations
All America Fund — Active Common Stock	—	—	$125,616	$(125,616)	—	—
Small Cap Value Fund — Common Stock	—	—	$97,824	$(97,824)	—	—

(a)  Reflects transfers into Level 3 from Level 2 as a result of a security being carried at a calculated fair value due to the absence of recent trading activity in the security, as described in Security Valuation below.

(b)  Reflects transfers into Level 2 as a result of a security no longer being carried at a calculated fair value due to a recent trade, as further described under Security Valuation below. Also reflects the transfer of common stock of NBH Holdings Co. from Level 3 to Level 1 as a result of the security commencing trading on a public exchange. The market value of this security as of December 31, 2011 was $41,872 in the All America Fund and $32,608 in the Small Cap Value Fund, respectively.

During the year ended December 31, 2012, there were no transfers of securities between Level 1 and Level 2.

In May 2011, the FASB issued ASU No. 2011-04, "Fair Value Measurements (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" ("ASU No. 2011-04"). ASU No. 2011-04 requires additional disclosures regarding fair value measurements in financial statements of interim and annual periods beginning after December 15, 2011. The discussion under Security Valuation, below, reflects these additional disclosures.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Adviser uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser's valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out ("FIFO") basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which they are traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statement of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The "Underlying Face Amount at Value" (appearing in the "Notes to the Summary Portfolios of Investments in Securities"), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended December 31, 2012, the Equity Index Fund, Mid-Cap Equity Index Fund and the All America Fund purchased futures contracts with total principal amounts of $11,760,763, $8,204,647 and $3,249,641, respectively.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

Expenses — Each of the funds of the Investment Company is charged for those expenses which can be directly attributed to a fund's operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

Distributions to Shareholders ("Dividends") — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make semi-annual distributions of its net investment income and annual distributions of net realized gains, if any, in accordance with Federal income tax regulations, which may differ from GAAP. Accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations. These reclassifications have no impact on net assets.

Federal Income Taxes — Each of the Investment Company's funds intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund's tax return to determine whether it is "more-likely-than-not" that tax positions taken in the fund's tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

As of December 31, 2012, management has evaluated the tax positions taken on the Funds' tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds' financial statements. Each Fund's federal and state income, franchise and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At December 31, 2012, the Funds had the following capital loss carry forwards to offset net capital gains, to the extent provided by Federal income tax regulations, which if unused will expire on the dates noted. In addition, the All America, Equity Index, Small Cap Value, Small Cap Growth, and Bond Funds generated post-October 2012 capital losses of $39,983, $8,243, $6,837, $45,006, and $195, respectively, which do not expire.

Expiring on December 31	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
2013	$0	$0	$0	$0
2014	0	0	0	0
2015	0	0	0	0
2016	0	1,007,289	0	0
2017	0	113,774	0	142,150
2018	0	0	0	0
No Expiration**	0	0	0	0
Total	$0	$1,121,063	$0	$142,150
Expiring on December 31	Small Cap Growth Fund		Bond Fund	Money Market Fund
2013		$0	$0	$0
2014		0	0	0
2015		0	0	0
2016		0	0	0
2017		0	0	0
2018		0	0	0
No Expiration**		0	0	18
Total		$0	$0	$18

**  Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carryforward these capital losses for an unlimited period. However, these losses will be required to be utilized prior to the Funds' other capital losses with the expiration dates listed above. Additionally, these capital losses retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

New Accounting Pronouncement — In December 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-11 regarding "Disclosures about Offsetting Assets and Liabilities." The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

2.  EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Company has an Investment Advisory agreement with the Adviser, an indirect wholly-owned subsidiary of Mutual of America Life. Each fund accrues a fee payable to the Adviser for investment management

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

2.  EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

services that the Adviser provides to the Investment Company. The fee is calculated as a daily charge of the value of the net assets of each fund, at the following annual rates:

Fund	Annual Investment Management Fee
All America Fund	.50%
Equity Index Fund	.125%
Mid-Cap Equity Index Fund	.125%
Small Cap Value Fund	.85%
Small Cap Growth Fund	.85%
Bond Fund	.45%
Money Market Fund	.20%

Effective September 3, 2009, the Adviser to the Money Market Fund agreed to waive as much of its fee (and reimburse the Fund's operating expenses) as necessary in order to cause the cumulative monthly total investment return, net of fees and expenses, to be no less than zero. Accordingly, during the year ended December 31, 2012, the Adviser's fee for the Money Market Fund ranged from .00% to .20%.

The Adviser's contractual expense limitation agreement, effective April 1, 2002, which limited each fund's total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to its respective investment management fee, remained in effect through April 30, 2010. Effective May 1, 2010, a new expense limitation agreement went into effect. The new agreement only limited the Equity Index and Mid-Cap Equity Index Funds' total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to their respective investment management fee. The other funds' expenses were not limited. The May 1, 2010 expense limitation agreement expired on December 31, 2012. However, the Money Market Fund's total fees and expenses are subject to the September 3, 2009 limitation outlined above until such time as it is revoked. As a result, during the year ended December 31, 2012, all of the Money Market Fund's operating expenses, other than a portion of the investment management fee, were reimbursed by the Adviser.

Effective January 1, 2013, a new contractual expense limitation agreement went into effect, under which the Adviser agreed to limit all the Funds' total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to their respective investment management fees. This agreement is effective through April 30, 2014 and continues into successive 12 month periods ending on April 30th unless the Adviser gives 45 days advance notice before the next May 1st to terminate the agreement. In that case, the agreement will terminate on the next May 1st.

The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and record keeping agent for the funds and to calculate the net asset values of the funds. The compensation paid by the funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

3.  INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term investments, U.S. Government Securities and futures contracts, for the year ended December 31, 2012 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	$4,530,165	$6,479,514	$7,903,470	$2,498,782
Proceeds from sales of investments	$28,884,615	$3,425,253	$6,104,603	$1,647,991

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	$4,724,667	$11,608,422	$478,812,660
Proceeds from sales of investments	$3,993,304	$3,474,275	$480,507,320

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

3.  INVESTMENTS (CONTINUED)

The cost of investment purchases and proceeds from sales of U.S. Government (excluding short-term) securities were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	$—	$—	$—	$—
Proceeds from sales of investments	$—	$—	$—	$—

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	$—	$14,727,837	$—
Proceeds from sales of investments	$—	$13,354,072	$—

For the Money Market Fund the cost of short-term securities, including U.S. Government Securities, purchased was $478,812,660; net proceeds from sales were $480,507,320.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at December 31, 2012 for each of the Funds were as follows. Differences with amounts reflected in the Statements of Assets and Liabilities arise principally from wash sales and the tax treatment of distributions from partnerships and Real Estate Investment Trusts (REITs).

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$3,265,509	$15,298,112	$7,747,712	$1,560,803
Unrealized Depreciation	(1,410,842)	(4,463,204)	(3,200,741)	(232,557)
Net	$1,854,667	$10,834,908	$4,546,971	$1,328,246
Tax Cost of Investments	$17,681,771	$52,555,320	$33,704,198	$6,988,766

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$1,039,254	$5,910,626	$115
Unrealized Depreciation	(290,438)	(107,249)	(80)
Net	$748,816	$5,803,377	$35
Tax Cost of Investments	$6,341,475	$81,262,410	$33,445,322

4. CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

At December 31, 2012, one billion shares of common stock (par value of $.01 per share) had been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Small Cap Value, Small Cap Growth and Mid-Cap Equity Index Funds.

As of December 31, 2012, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders of the following percentage of each fund's outstanding shares:

All America Fund	0%
Equity Index Fund	0%
Mid-Cap Equity Index Fund	0%
Small Cap Value Fund	29%
Small Cap Growth	32%
Bond Fund	10%
Money Market Fund	12%

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

5.  FUND OWNERSHIP

In addition to the affiliated ownership as described in Note 4 above, other beneficial ownerships (shareholders owning five percent or more of a fund's outstanding shares) at December 31, 2012 were as follows:

All America Fund: four shareholder owning 58%, 14%, 7% and 5%, respectively.

Equity Index Fund: two shareholders owning 65% and 12%, respectively.

Mid-Cap Equity Index Fund: three shareholders owning 52%, 19% and 13%, respectively.

Small Cap Value Fund: one shareholder owning 55%.

Small Cap Growth Fund: two shareholders owning 52% and 5%, respectively.

Bond Fund: two shareholders owning 67% and 7%, respectively.

Money Market Fund: three shareholders owning 16%, 6% and 6%, respectively.

6.  DIVIDENDS

On March 27, 2012, a special dividend distribution from net investment income and net realized gains on investment transactions was declared and paid for the All America Fund. On June 29, 2012, dividend distributions from net investment income were declared and paid for each of the Funds other than the Small Cap Growth and Money Market Funds. Additionally, remaining required distributions relating to 2011 were made in accordance with Internal Revenue Code Section 855(a) and paid on September 13, 2012. No such distributions were required for the Small Cap Value or Small Cap Growth Funds. On December 27, 2012, dividend distributions from net investment income and, as applicable, from net realized gains on investment transactions, were declared and paid for each of the Funds other than the Equity Index and All America Funds.

Pursuant to shareholders' instructions, substantially all 2012 and 2011 dividend distributions (other than the special dividend) were immediately reinvested into their respective Funds. The tax character of the distributions paid during 2012 and 2011 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Ordinary income (a)
2012	$273,183	$1,093,064	$609,768	$75,263
2011	$209,441	$910,433	$668,679	$16,883
Long-term capital gains
2012	$1,559,521	$0	$1,005,352	$0
2011	$0	$0	$1,174,436	$0
Return of capital
2012	$0	$0	$0	$0
2011	$0	$0	$0	$0

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Ordinary income (a)
2012	$0	$2,194,798	$13,018
2011	$4,871	$2,036,732	$11,268
Long-term capital gains
2012	$288,916	$232,972	$0
2011	$0	$0	$0
Return of capital
2012	$435	$0	$0
2011	$0	$0	$0

Notes:

(a)  Includes distributions from fund-level net short-term capital gains.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

6.  DIVIDENDS (CONTINUED)

Undistributed net income and gains (losses) — As of December 31, 2012, undistributed net income and undistributed accumulated gain (loss) on a tax basis were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$94,447	$714,906	$70,228	$0
Accumulated undistributed realized gain (loss) on investments and futures contracts	$496,840	$(1,129,306)	$168,681	$(148,987)
Net unrealized appreciation (depreciation) of investments and futures contracts	$1,854,667	$10,834,908	$4,546,971	$1,328,246
	Small Cap Growth Fund		Bond Fund	Money Market Fund
Accumulated undistributed net investment income		$0	$147,430	$847
Accumulated undistributed realized gain (loss) on investments and futures contracts		$(45,006)	$172,275	$(18)
Net unrealized appreciation (depreciation) of investments and futures contracts		$748,816	$5,803,377	$35

The difference between the components of distributable earnings on a tax basis and the amounts reflected in the statements of assets and liabilities are primarily due to wash sales, post-October losses and the Federal income tax treatment of futures contracts.

Reclassifications — Periodically, the funds may reclassify book to tax differences as a result of differences arising in the accounting for partnerships, REIT securities and fund distributions for Federal income tax purposes versus financial reporting purposes. Each fund's net assets are not affected by these reclassifications.

During the year ended December 31, 2012, each Fund reclassified the following book to tax differences.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$(21,517)	$(12,571)	$(49,699)	$(24,272)
Accumulated undistributed net realized gain (loss) on investments and futures contracts	$21,517	$12,761	$49,699	$30,562
Paid in capital	$0	$(190)	$0	$(6,290)
	Small Cap Growth Fund		Bond Fund	Money Market Fund
Accumulated undistributed net investment income		$35,903	$0	$0
Accumulated undistributed net realized gain (loss) on investments and futures contracts		$13,126	$0	$0
Paid in capital		$(49,029)	$0	$0

7.  SUBSEQUENT EVENTS

Management, on behalf of the Investment Company, has evaluated the need for disclosures and/or adjustments to the financial statements resulting from subsequent events. As a result of this evaluation, no additional subsequent events require disclosure and/or adjustment to the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Directors
of Mutual of America Institutional Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of Mutual of America Institutional Funds, Inc. (comprised of: All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund and Money Market Fund, (collectively, the "Funds")), including the portfolio of investments in securities for the Money Market Fund, and the summary portfolios of investments in securities for each of the remaining Funds as of December 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of Mutual of America Institutional Funds, Inc., as of December 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 28, 2013

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ADDITIONAL INFORMATION

Directors and Officers — unaudited

The tables below show information about the Directors and officers of the Investment Company. The address of each Director and officer is c/o Mutual of America Institutional Funds, Inc., 320 Park Avenue, New York, New York 10022. The Investment Company does not hold regular annual meetings of shareholders, and each Director has been elected by shareholders to serve until a successor is duly elected at a meeting of shareholders called for the purpose of electing directors. Each officer of the Investment Company has been elected by the Board of Directors to serve until a successor is duly elected. The Independent Directors do not serve as directors of any other investment companies advised by or affiliated with the Adviser or Mutual of America with the exception of serving on the Board of Directors of Mutual of America Investment Corporation, an affiliated registered management investment company, which also receives investment advice from the Adviser. The Interested Directors and officers of the Investment Company do not receive compensation from the Investment Company for their service. Mr. Greed serves as director of one other investment company advised by or affiliated with the Adviser, Mutual of America Investment Corporation.

The Investment Company's Statement of Additional Information ("SAI"), filed with the Securities and Exchange Commission, contains additional information about the Investment Company's Directors and Officers. A copy of the latest SAI can be obtained, without charge, by writing to Mutual of America Institutional Funds, Inc., at 320 Park Avenue, New York, NY 10022-6839 or by calling 1-800-914-8716 or through the following websites: http://www.institutionalfunds.com or http://www.sec.gov.

Independent Directors

Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
Carolyn N. Dolan age 66	Since May 2008	Founding Principal and Portfolio Manager, Samson Capital Advisors LLC	Samson Capital; One Beacon Court; Mutual of America Investment Corporation
Kevin M. Kearney age 60	since April 2011	Partner, Wingate, Kearney & Cullen	Concern Worldwide, USA; College of Mount Saint Vincent; Futures in Education Foundation; Mutual of America Investment Corporation
LaSalle D. Leffall, III, age 50	Since April 2011	President and Founder, LDL Financial, Inc., the managing member of LDL Financial, LLC	Federal Home Loan Bank of Atlanta; Lockhart Companies Incorporated; Mutual of America Investment Corporation
John W. Sibal, age 60	Since April 2011	President & Chief Executive Officer, Eustis Commercial Mortgage Corporation	New Orleans Recreation Development Foundation; Mutual of America Investment Corporation
Margaret M. Smyth age 49	since April 2011

Vice President of Finance, Con Edison; prior thereto Vice President, Chief Financial Officer, Hamilton Sundstrand, a United Technologies Company; prior thereto Vice President, Controller, United Technologies Corporation; prior thereto Vice President and Chief Accounting Officer, 3M Company

Concern Worldwide (U.S.) Inc.; Trustee Fellow and President's Council, Fordham University; Financial Executives International Committee on Corporate Reporting; International Accounting Standards Board Interpretations Committee; Mutual of America Investment Corporation

Independent Directors

Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
Patrick J. Waide, Jr. age 75	since August 1996		John Simon Guggenheim Memorial Foundation; The National Catholic Reporter Publishing Company; Mutual of America Investment Corporation
William E. Whiston, age 59	Since February 2011

Chief Financial Officer, the Archdiocese of New York; Adjunct Professor in Finance, Fordham University Graduate School of Business; prior thereto Executive Vice President and member, United States Management Board at Allied Irish Bank

Trustee and Treasurer, Trustees of St. Patrick's Cathedral in New York City; St. Joseph's Seminary; New York Medical College; Mutual of America Investment Corporation

Interested Director

Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
John R. Greed Chairman, President and Chief Executive Officer, age 52	Chairman of the Board since September 2003

Senior Executive Vice President and Chief Financial Officer, Mutual of America Life Insurance Company and Mutual of America Holding Company, Inc. since December 2007; prior thereto, Senior Executive Vice President and Treasurer; Senior Executive Vice President, Chief Financial Officer and Treasurer, Mutual of America Capital Management Corporation; Chairman of the Board, President and Chief Executive Officer, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc.

Mutual of America Life Insurance Company, Mutual of America Holding Company, Inc. , Mutual of America Foundation; Greater NYC Councils of the Boy Scouts; Mutual of America Investment Corporation

Mr. Greed is an "interested person" as an officer of the Adviser and of affiliates of the Adviser.

Officers

Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
James J. Roth Executive Vice President and General Counsel, age 63	since April 2009

Executive Vice President and General Counsel, Mutual of America Life Insurance Company since April 2009, prior thereto Executive Vice President, Deputy General Counsel, prior thereto Senior Vice President, Chief Compliance Officer, prior thereto Vice President and Associate General Counsel; Executive Vice President and General Counsel, Mutual of America Capital Management Corporation, Mutual of America Securities Corporation, Mutual of America Investment Corporation, and Mutual of America Institutional Funds, Inc; Chairman, President and Chief Executive Officer, Mutual of America Holding Company, Inc.

Mutual of America Life Insurance Company; Mutual of America Holding Company, Inc.; Mutual of America Foundation; Respect for Law Alliance, Stuyvesant Town Peter Cooper Village Tenants Association
George L. Medlin, Executive Vice President, Chief Financial Officer and Treasurer, age 60	since February 2008

Executive Vice President and Treasurer, Mutual of America Life Insurance Company and Mutual of America Holding Company, Inc. since December 2007; prior thereto, Executive Vice President, Internal Audit, Mutual of America Life Insurance Company; Executive Vice President, Chief Financial Officer and Treasurer, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc.

Director and Board Treasurer, Nassau County Coalition Against Domestic Violence
Thomas L. Martin Executive Vice President, Deputy General Counsel and Corporate Secretary, age 63	Since August 2003

Executive Vice President and Deputy General Counsel, Mutual of America Life Insurance Company since November 2008, prior thereto, Senior Vice President and Associate General Counsel; Executive Vice President Deputy General Counsel and Secretary, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc.

None

Officers

Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
Kathryn Lu Executive Vice President and Chief Compliance Officer, age 52	Since July 2008

Executive Vice President and Chief Compliance Officer, Mutual of America Life Insurance Company, prior thereto Senior Vice President and Chief Compliance Officer, prior thereto Senior Vice President and Associate General Counsel, Mutual of America; Executive Vice President and Chief Compliance Officer, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc.

None
John Corrigan Executive Vice President and Internal Auditor, age 52	since February 2008

Executive Vice President and Internal Auditor, Mutual of America Life Insurance Company, prior thereto Senior Vice President and Internal Auditor; Executive Vice President and Internal Auditor, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc.

None
Myron O. Schlanger, Senior Vice President and Chief Accounting Officer, Age 57	Since April 2012	Senior Vice President and Associate Treasurer	New York City Chapter of Financial Executives International; Executive Committee and Nominating Committee of the Life Insurance Company Guaranty Corporation of New York; CenterLight Health System

Quarterly Portfolio Schedule

Included in this Annual Report are summary schedules of Mutual of America Institutional Funds, Inc.'s ("Investment Company") Fund portfolio holdings as of December 31, 2012. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company's proxy voting policies and procedures can be obtained free of charge by calling 1-800-914-8716. It is also available on the SEC's website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012 is available without charge by calling 1-800-914-8716. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1568 or write to:

Ms. Kathryn Lu
Chief Compliance Officer
Mutual of America Institutional Funds, Inc.
320 Park Avenue
New York, NY 10022-6839

Supplemental Dividend Information — Unaudited

The Bond and Money Market Funds' dividend distributions do not qualify for the corporate dividends received deduction. For the All America, Equity Index, Mid-Cap Equity Index and Small Cap Value Funds, 100%, 100%, 76.67% and 100%, respectively of the Funds' ordinary income qualifies for the corporate dividends received deduction. No dividends were distributed by the Small Cap Growth Fund.

The following amounts of 2012 Institutional Funds' long-term capital gains (if any) are considered capital gains dividends.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Dividends qualifying for reduced long-term capital gains tax rate	$1,559,521	$0	$1,005,352	$0

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Dividends qualifying for reduced long-term capital gains tax rate	$289,351	$232,972	$0

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(This page has been left blank intentionally.)

MUTUAL OF AMERICA
INSTITUTIONAL
FUNDS, INC.

Distributed by:

MUTUAL OF AMERICA SECURITIES CORPORATION
320 PARK AVENUE
NEW YORK, NY 10022-6839
800-914-8716

ITEM 2.    CODE OF ETHICS.

Mutual of America Institutional Funds, Inc. has adopted a Code of Ethics that applies to its principal executive and financial officers, as well as all Access Persons as defined under Rule 17j-1 of the Investment Company Act of 1940.  The Code consists of two sections.  The first section, designated as Section A, is the Code of Ethics required under Rule 17j-1.  Section A requires those subject to it to submit periodic reports detailing their securities holdings and transactions (subject to several exemptions contained in the rules) and requires pre-approval for certain securities transactions by such persons, including purchases and sales of reportable securities, investments in initial public offerings and private placements.

The second section, designated as Section B, is to assure compliance with the Code of Ethics requirements of Section 406 of the Sarbanes-Oxley Act of 2002.  It applies specifically to the Corporation’s principal executive and financial officers.

The two sections are not mutually exclusive and must be observed independently by each person to whom they are intended to apply.  Section A applies to all individuals while Section B applies to the individuals designated in Section B.  Both Sections explicitly require those individuals subject to the provisions of the Code of Ethics to promptly report violations of the Code of Ethics to the Chief Compliance Officer.

There have been no amendments to Sections A or B during the period covered by this report.

The Annual Report to Shareholders includes information on how to obtain a copy of the Code of Ethics at no charge.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Mutual of America Institutional Funds, Inc.’s Board of Directors has determined that one audit committee financial expert serves on its Audit Committee.

(a) (2) The audit committee financial expert is Patrick J. Waide, Jr.  He was Senior Vice-President, Administration at Sullivan & Company until March 1998; Director of the Drucker Foundation from 1996-1999 and President, Drucker Foundation in 1999.  Mr. Waide is considered an independent director.

(a) (3) Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Aggregate Audit Fees:

2012: $118,732

2011: $115,662

(b), (c), (d) There were no Audit-Related, Tax or Other Fees.

(e) All non-audit fees are pre-approved by the Audit Committee in advance.

(f), (g), (h) Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a) Schedule I – Portfolios of Investments in Securities follows for those Funds for which a summary portfolio is presented in the Annual Report to Shareholders:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2012

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.7%)
Abercrombie & Fitch Co. Cl A	74	3,550
Amazon.com, Inc.*	326	81,872
Apollo Group, Inc.*	97	2,029
AutoNation, Inc.*	35	1,390
AutoZone, Inc.*	33	11,696
Bed Bath & Beyond, Inc.*	222	12,412
Best Buy Co., Inc.	245	2,903
Big Lots, Inc.*	53	1,508
BorgWarner, Inc.*	103	7,377
Cablevision Systems Corp. Cl A	197	2,943
CarMax, Inc.*	192	7,208
Carnival Corp.	414	15,223
CBS Corp. Cl B	517	19,672
Chipotle Mexican Grill, Inc.*	28	8,329
Coach, Inc.	260	14,433
Comcast Corp. Cl A	2,405	89,899
D.R. Horton, Inc.	254	5,024
Darden Restaurants, Inc.	119	5,363
Delphi Automotive PLC*	251	9,601
DIRECTV*	553	27,738
Discovery Communications, Inc. Cl A*	215	13,648
Disney (Walt) Co.	1,584	78,867
Dollar General Corp.*	236	10,405
Dollar Tree, Inc.*	205	8,315
Expedia, Inc.*	84	5,162
Family Dollar Stores, Inc.	88	5,580
Ford Motor Co.	3,441	44,561
Fossil, Inc.*	50	4,655
GameStop Corp. Cl A*	116	2,910
Gannett Co., Inc.	203	3,656
Gap, Inc.	270	8,381
Garmin Ltd.	101	4,123
Genuine Parts Co.	137	8,710
Goodyear Tire & Rubber Co.*	232	3,204
H&R Block, Inc.	244	4,531
Harley-Davidson, Inc.	206	10,061
Harman Int’l. Industries, Inc.	61	2,723
Hasbro, Inc.	105	3,770
Home Depot, Inc.	1,370	84,735
International Game Technology	243	3,443
Interpublic Group of Cos., Inc.	385	4,243
Johnson Controls, Inc.	595	18,267
Kohl’s Corp.	193	8,295
Leggett & Platt, Inc.	126	3,430
Lennar Corp. Cl A	151	5,839
Limited Brands, Inc.	215	10,118
Lowe’s Cos., Inc.	1,025	36,408
Macy’s, Inc.	364	14,203
Marriott International, Inc. Cl A	221	8,237
Mattel, Inc.	309	11,316
McDonald’s Corp.	901	79,477
McGraw-Hill Cos., Inc.	246	13,449
Netflix, Inc.*	52	4,825
Newell Rubbermaid, Inc.	259	5,768
News Corp. Cl A	1,828	46,687
NIKE, Inc. Cl B	618	31,889
Nordstrom, Inc.	137	7,330

O’Reilly Automotive, Inc.*	103	9,210
Omnicom Group, Inc.	237	11,841
Penney (J.C.) Co., Inc.	130	2,562
PetSmart, Inc.	98	6,697
Priceline.com, Inc.*	45	27,954
Pulte Homes, Inc.*	312	5,666
Ralph Lauren Corp.	56	8,396
Ross Stores, Inc.	202	10,938
Scripps Networks Interactive, Inc. Cl A	78	4,518
Staples, Inc.	628	7,159
Starbucks Corp.	674	36,140
Starwood Hotels & Resorts	173	9,923
Target Corp.	600	35,502
Tiffany & Co.	109	6,250
Time Warner Cable, Inc.	268	26,047
Time Warner, Inc.	848	40,560
TJX Cos., Inc.	674	28,611
TripAdvisor, Inc.*	100	4,196
Urban Outfitters, Inc.*	97	3,818
V.F. Corp.	80	12,078
Viacom, Inc. Cl B	417	21,993
Washington Post Co. Cl B	4	1,461
Whirlpool Corp.	69	7,021
Wyndham Worldwide Corp.	125	6,651
Wynn Resorts Ltd.	71	7,987
Yum! Brands, Inc.	433	28,751
		1,323,321
CONSUMER STAPLES (6.2%)
Altria Group, Inc.	1,835	57,656
Archer-Daniels-Midland Co.	595	16,297
Avon Products, Inc.	388	5,572
Beam, Inc.	143	8,736
Brown-Forman Corp. Cl B	135	8,539
Campbell Soup Co.	162	5,652
Clorox Co.	118	8,640
Coca-Cola Co.	3,492	126,585
Coca-Cola Enterprises, Inc.	245	7,774
Colgate-Palmolive Co.	399	41,711
ConAgra Foods, Inc.	365	10,768
Constellation Brands, Inc. Cl A*	135	4,778
Costco Wholesale Corp.	389	38,422
CVS Caremark Corp.	1,121	54,200
Dean Foods Co.*	164	2,708
Dr. Pepper Snapple Group, Inc.	185	8,173
Estee Lauder Cos., Inc. Cl A	216	12,930
General Mills, Inc.	583	23,559
Heinz (H.J.) Co.	288	16,612
Hershey Co.	134	9,677
Hormel Foods Corp.	120	3,745
J.M. Smucker Co.	98	8,452
Kellogg Co.	222	12,399
Kimberly-Clark Corp.	354	29,888
Kraft Foods Group, Inc.*	538	24,463
Kroger Co.	465	12,099
Lorillard, Inc.	113	13,184
McCormick & Co., Inc.	119	7,560
Mead Johnson Nutrition Co.	181	11,926
Molson Coors Brewing Co. Cl B	140	5,991
Mondelez International, Inc. Cl A*	1,587	40,421
Monster Beverage Corp.*	138	7,297
PepsiCo, Inc.	1,394	95,391

Philip Morris Int’l., Inc.	1,521	127,216
Proctor & Gamble Co.	2,465	167,349
Reynolds American, Inc.	288	11,932
Safeway, Inc.	218	3,944
Sysco Corp.	523	16,558
Tyson Foods, Inc. Cl A	259	5,025
Wal-Mart Stores, Inc.	1,501	102,413
Walgreen Co.	785	29,053
Whole Foods Market, Inc.	154	14,065
		1,219,360
ENERGY (6.4%)
Anadarko Petroleum Corp.	451	33,514
Apache Corp.	353	27,711
Baker Hughes, Inc.	404	16,499
Cabot Oil & Gas Corp.	182	9,053
Cameron International Corp.*	225	12,704
Chesapeake Energy Corp.	462	7,678
Chevron Corp.	1,753	189,564
ConocoPhillips	1,092	63,325
CONSOL Energy, Inc.	210	6,741
Denbury Resources, Inc.*	351	5,686
Devon Energy Corp.	341	17,746
Diamond Offshore Drilling, Inc.	62	4,214
Ensco PLC Cl A*	207	12,271
EOG Resources, Inc.	243	29,352
EQT Corp.	132	7,785
Exxon Mobil Corp.	4,137	358,052
FMC Technologies, Inc.*	215	9,208
Halliburton Co.	829	28,758
Helmerich & Payne, Inc.	95	5,321
Hess Corp.	270	14,299
Kinder Morgan, Inc.*	563	19,891
Marathon Oil Corp.	636	19,500
Marathon Petroleum Corp.	309	19,467
Murphy Oil Corp.	168	10,004
Nabors Industries Ltd.*	257	3,714
National Oilwell Varco, Inc.	384	26,246
Newfield Exploration Co.*	123	3,294
Noble Drilling Corp.*	224	7,800
Noble Energy, Inc.	160	16,278
Occidental Petroleum Corp.	725	55,542
Peabody Energy Corp.	249	6,626
Phillips 66*	567	30,108
Pioneer Natural Resources Co.	110	11,725
QEP Resources, Inc.	163	4,934
Range Resources Corp.	147	9,236
Rowan Companies PLC Cl A*	111	3,471
Schlumberger Ltd.	1,209	83,772
Southwestern Energy Co.*	310	10,357
Spectra Energy Corp.	591	16,182
Tesoro Corp.*	127	5,594
Valero Energy Corp.	496	16,924
Williams Cos., Inc.*	596	19,513
WPX Energy, Inc.*	183	2,723
		1,262,382
FINANCIALS (9.0%)
ACE Ltd.	304	24,259
Aflac, Inc.	422	22,417
Allstate Corp.	435	17,474
American Express Co.	874	50,238
American Int’l. Group, Inc.*	1,333	47,055

American Tower Corp.*	352	27,199
Ameriprise Financial, Inc.	186	11,649
Aon PLC	285	15,849
Apartment Investment & Management Co. Cl A	126	3,410
Assurant, Inc.	72	2,498
AvalonBay Communities, Inc.	99	13,423
Bank of America Corp.	9,690	112,404
Bank of New York Mellon Corp.	1,045	26,857
BB&T Corp.	627	18,252
Berkshire Hathaway, Inc. Cl B*	1,627	145,942
BlackRock, Inc.	113	23,358
Boston Properties, Inc.	133	14,073
Capital One Financial Corp.	526	30,471
CBRE Group, Inc.*	276	5,492
Charles Schwab Corp.	966	13,872
Chubb Corp.	238	17,926
Cincinnati Financial Corp.	132	5,169
Citigroup, Inc.	2,632	104,122
CME Group, Inc.	280	14,199
Comerica, Inc.	171	5,188
Discover Financial Svcs.	472	18,196
E*Trade Financial Corp.*	230	2,059
Equity Residential	283	16,038
Federated Investors, Inc. Cl B	84	1,699
Fifth Third Bancorp	803	12,198
First Horizon National Corp.	222	2,200
Franklin Resources, Inc.	124	15,587
Genworth Financial, Inc. Cl A*	453	3,402
Goldman Sachs Group, Inc.	395	50,386
Hartford Financial Svcs. Group, Inc.	388	8,707
HCP, Inc.	400	18,072
Health Care REIT, Inc.	228	13,974
Host Hotels & Resorts, Inc.	640	10,029
Hudson City Bancorp, Inc.	428	3,480
Huntington Bancshares, Inc.	773	4,939
IntercontinentalExchange, Inc.*	65	8,048
Invesco Ltd.	398	10,384
JPMorgan Chase & Co.	3,372	148,267
KeyCorp	838	7,056
Kimco Realty Corp.	361	6,975
Legg Mason, Inc.	106	2,726
Leucadia National Corp.	179	4,258
Lincoln National Corp.	249	6,449
Loews Corp.	283	11,532
M&T Bank Corp.	109	10,733
Marsh & McLennan Cos., Inc.	477	16,442
MetLife, Inc.	963	31,721
Moody’s Corp.	173	8,705
Morgan Stanley	1,243	23,766
Nasdaq OMX Group, Inc.*	103	2,576
Northern Trust Corp.	193	9,681
NYSE Euronext	161	5,078
People’s United Financial, Inc.	315	3,808
Plum Creek Timber Co., Inc.	143	6,345
PNC Financial Svcs. Grp., Inc.	482	28,105
Principal Financial Grp., Inc.	250	7,130
Progressive Corp.	496	10,466
ProLogis, Inc.	405	14,778
Prudential Financial, Inc.	407	21,705
Public Storage	127	18,410
Regions Financial Corp.	1,246	8,872

Simon Property Group, Inc.	274	43,317
SLM Corp.	424	7,263
State Street Corp.	422	19,838
SunTrust Banks, Inc.	480	13,608
T. Rowe Price Group, Inc.	227	14,785
Torchmark Corp.	84	4,340
Travelers Cos., Inc.	344	24,706
U.S. Bancorp	1,687	53,883
Unum Group	248	5,163
Ventas, Inc.	263	17,021
Vornado Realty Trust	150	12,012
Wells Fargo & Co.	4,402	150,460
Weyerhaeuser Co.	483	13,437
XL Group PLC	272	6,816
Zions Bancorporation	165	3,531
		1,777,958
HEALTH CARE (7.0%)
Abbott Laboratories	1,416	92,748
Aetna, Inc.	298	13,797
Agilent Technologies, Inc.*	316	12,937
Alexion Pharmaceuticals, Inc.*	178	16,698
Allergan, Inc.	277	25,409
AmerisourceBergen Corp.	211	9,111
Amgen, Inc.	700	60,424
Bard (C.R.), Inc.	68	6,646
Baxter International, Inc.	487	32,463
Becton, Dickinson & Co.	177	13,840
Biogen Idec, Inc.*	214	31,387
Boston Scientific Corp.*	1,227	7,031
Bristol-Myers Squibb Co.	1,490	48,559
Cardinal Health, Inc.	306	12,601
CareFusion Corp.*	193	5,516
Celgene Corp.*	381	29,992
Cerner Corp.*	132	10,248
CIGNA Corp.	259	13,846
Coventry Health Care, Inc.*	120	5,380
Covidien PLC	428	24,713
DaVita HealthCare Partners, Inc.*	74	8,179
DENTSPLY International, Inc.	128	5,070
Edwards Lifesciences Corp.*	102	9,197
Express Scripts Hldg. Co.*	739	39,906
Forest Laboratories, Inc.*	211	7,453
Gilead Sciences, Inc.*	699	51,342
Hospira, Inc.*	148	4,624
Humana, Inc.	143	9,814
Intuitive Surgical, Inc.*	39	19,124
Johnson & Johnson	2,477	173,638
Laboratory Corp. of America Hldgs.*	86	7,449
Life Technologies Corp.*	159	7,804
Lilly (Eli) & Co.	920	45,374
McKesson Corp.	213	20,652
Medtronic, Inc.	913	37,451
Merck & Co., Inc.	2,843	116,392
Mylan, Inc.*	371	10,195
Patterson Cos., Inc.	75	2,567
PerkinElmer, Inc.	104	3,301
Perrigo Co.	79	8,218
Pfizer, Inc.	6,675	167,409
Quest Diagnostics, Inc.	143	8,333
St. Jude Medical, Inc.	274	9,902
Stryker Corp.	258	14,144

Tenet Healthcare Corp.*	93	3,020
Thermo Fisher Scientific, Inc.*	326	20,792
UnitedHealth Group, Inc.	910	49,358
Varian Medical Systems, Inc.*	100	7,024
Waters Corp.*	78	6,795
Watson Pharmaceuticals, Inc.*	113	9,718
WellPoint, Inc.	268	16,327
Zimmer Hldgs., Inc.*	156	10,399
		1,384,317
INDUSTRIALS (5.9%)
3M Co.	570	52,925
Avery Dennison Corp.	90	3,143
Boeing Co.	601	45,291
Caterpillar, Inc.	602	53,927
Cintas Corp.	98	4,008
CSX Corp.	933	18,408
Cummins, Inc.	160	17,336
Danaher Corp.	521	29,124
Deere & Co.	352	30,420
Dover Corp.	163	10,711
Dun & Bradstreet Corp.	41	3,225
Eaton Corp. PLC*	408	22,105
Emerson Electric Co.	649	34,371
Equifax, Inc.	108	5,845
Expeditors Int’l. of Wash.	185	7,317
Fastenal Co.	239	11,159
FedEx Corp.	258	23,664
Flowserve Corp.	45	6,606
Fluor Corp.	150	8,811
General Dynamics Corp.	291	20,158
General Electric Co.	9,676	203,094
Grainger (W.W.), Inc.	53	10,726
Honeywell International, Inc.	696	44,175
Illinois Tool Works, Inc.	382	23,229
Ingersoll-Rand PLC	250	11,990
Iron Mountain, Inc.	150	4,658
Jacobs Engineering Group, Inc.*	116	4,938
Joy Global, Inc.	95	6,059
L-3 Communications Hldgs., Inc.	84	6,436
Lockheed Martin Corp.	241	22,242
Masco Corp.	330	5,498
Norfolk Southern Corp.	281	17,377
Northrop Grumman Corp.	218	14,732
PACCAR, Inc.	318	14,377
Pall Corp.	101	6,086
Parker Hannifin Corp.	135	11,483
Pentair Ltd.*	191	9,388
Pitney Bowes, Inc.	184	1,958
Precision Castparts Corp.	129	24,435
Quanta Services, Inc.*	193	5,267
Raytheon Co.	293	16,865
Republic Services, Inc.	267	7,831
Robert Half Int’l., Inc.	122	3,882
Robinson (C.H.) Worldwide, Inc.	144	9,104
Rockwell Automation, Inc.	128	10,751
Rockwell Collins, Inc.	125	7,271
Roper Industries, Inc.	88	9,810
Ryder System, Inc.	47	2,347
Snap-on, Inc.	53	4,186
Southwest Airlines Co.	657	6,728
Stanley Black & Decker, Inc.	151	11,169

Stericycle, Inc.*	78	7,275
Textron, Inc.	253	6,272
The ADT Corp.*	210	9,763
Tyco International Ltd.	415	12,139
Union Pacific Corp.	424	53,305
United Parcel Service, Inc. Cl B	642	47,335
United Technologies Corp.	747	61,261
Waste Management, Inc.	390	13,159
Xylem, Inc.	170	4,607
		1,161,762
INFORMATION TECHNOLOGY (11.1%)
Accenture Ltd. Cl A	591	39,302
Adobe Systems, Inc.*	439	16,542
Advanced Micro Devices, Inc.*	581	1,394
Akamai Technologies, Inc.*	157	6,423
Altera Corp.	283	9,747
Amphenol Corp. Cl A	143	9,252
Analog Devices, Inc.	271	11,398
Apple, Inc.	871	464,264
Applied Materials, Inc.	1,061	12,138
Autodesk, Inc.*	202	7,141
Automatic Data Processing, Inc.	433	24,685
BMC Software, Inc.*	130	5,156
Broadcom Corp. Cl A*	470	15,609
CA, Inc.	300	6,594
Cisco Systems, Inc.	4,833	94,968
Citrix Systems, Inc.*	169	11,112
Cognizant Technology Solutions*	272	20,142
Computer Sciences Corp.	143	5,727
Corning, Inc.	1,350	17,037
Dell, Inc.*	1,333	13,503
eBay, Inc.*	1,048	53,469
Electronic Arts, Inc.*	300	4,359
EMC Corp.*	1,900	48,070
F5 Networks, Inc.*	70	6,801
Fidelity Nat’l. Information Svcs., Inc.	222	7,728
First Solar, Inc.*	55	1,698
Fiserv, Inc.*	120	9,484
FLIR Systems, Inc.	132	2,945
Google, Inc. Cl A*	238	168,830
Harris Corp.	101	4,945
Hewlett-Packard Co.	1,788	25,479
Int’l. Business Machines Corp.	954	182,739
Intel Corp.	4,472	92,257
Intuit, Inc.	249	14,816
Jabil Circuit, Inc.	158	3,048
JDS Uniphase Corp.*	209	2,830
Juniper Networks, Inc.*	469	9,225
KLA-Tencor Corp.	149	7,116
Lam Research Corp.*	156	5,636
Linear Technology Corp.	208	7,134
LSI Corp.*	533	3,774
MasterCard, Inc. Cl A	95	46,672
Microchip Technology, Inc.	173	5,638
Micron Technology, Inc.*	967	6,140
Microsoft Corp.	6,830	182,566
Molex, Inc.	123	3,362
Motorola Solutions, Inc.	252	14,031
NetApp, Inc.*	324	10,870
NVIDIA Corp.*	565	6,944
Oracle Corp.	3,262	108,690

Paychex, Inc.	295	9,186
QUALCOMM, Inc.	1,546	95,883
Red Hat, Inc.*	164	8,685
SAIC, Inc.*	257	2,909
Salesforce.com, inc.*	117	19,668
SanDisk Corp.*	213	9,278
Seagate Technology PLC*	295	8,992
Symantec Corp.*	631	11,869
TE Connectivity Ltd.	378	14,031
Teradata Corp.*	149	9,222
Teradyne, Inc.*	169	2,854
Texas Instruments, Inc.	1,011	31,280
Total System Services, Inc.	145	3,106
VeriSign, Inc.	136	5,280
Visa, Inc. Cl A	463	70,182
Western Digital Corp.*	187	7,946
Western Union Co.	524	7,132
Xerox Corp.	1,140	7,775
Xilinx, Inc.	233	8,365
Yahoo!, Inc.*	937	18,646
		2,191,719
MATERIALS (2.1%)
Air Products & Chemicals, Inc.	190	15,964
Airgas, Inc.	62	5,660
Alcoa, Inc.	982	8,524
Allegheny Technologies, Inc.	96	2,915
Ball Corp.	135	6,041
Bemis Co., Inc.	91	3,045
CF Industries Hldgs., Inc.	57	11,580
Cliffs Natural Resources, Inc.	129	4,974
Dow Chemical Co.	1,100	35,552
Du Pont (E.I.) de Nemours & Co.	830	37,325
Eastman Chemical Co.	138	9,391
Ecolab, Inc.	236	16,968
FMC Corp.	123	7,198
Freeport-McMoRan Copper & Gold, Inc.	858	29,344
Int’l. Flavors & Fragrances, Inc.	72	4,791
International Paper Co.	388	15,458
LyondellBasell Industries N.V. Cl A*	339	19,354
MeadWestvaco Corp.	155	4,940
Monsanto Co.	471	44,580
Newmont Mining Corp.	439	20,387
Nucor Corp.	285	12,306
Owens-Illinois, Inc.*	146	3,105
PPG Industries, Inc.	136	18,408
Praxair, Inc.	266	29,114
Sealed Air Corp.	167	2,924
Sherwin-Williams Co.	76	11,690
Sigma-Aldrich Corp.	108	7,947
The Mosaic Co.	249	14,101
United States Steel Corp.	131	3,127
Vulcan Materials Co.	117	6,090
		412,803
TELECOMMUNICATION SERVICES (1.8%)
AT&T, Inc.	5,116	172,460
CenturyLink, Inc.	566	22,142
Crown Castle International Corp.*	260	18,762
Frontier Communications Corp.	948	4,057
MetroPCS Communications, Inc.*	286	2,843
Sprint Nextel Corp.*	2,724	15,445
Verizon Communications, Inc.	2,543	110,036

Windstream Corp.	534	4,422
		350,167
UTILITIES (2.0%)
AES Corp.*	554	5,928
AGL Resources, Inc.	105	4,197
Ameren Corp.	210	6,451
American Electric Power Co., Inc.	437	18,651
CenterPoint Energy, Inc.	386	7,431
CMS Energy Corp.	235	5,729
Consolidated Edison, Inc.	265	14,718
Dominion Resources, Inc.	512	26,522
DTE Energy Co.	154	9,248
Duke Energy Corp.*	630	40,194
Edison International	288	13,015
Entergy Corp.	160	10,200
Exelon Corp.	780	23,197
FirstEnergy Corp.	370	15,451
Integrys Energy Group, Inc.	71	3,708
NextEra Energy, Inc.	379	26,223
NiSource, Inc.	272	6,770
Northeast Utilities	282	11,021
NRG Energy, Inc.*	292	6,713
ONEOK, Inc.	183	7,823
Pepco Hldgs., Inc.	205	4,020
PG&E Corp.	379	15,228
Pinnacle West Capital Corp.	98	4,996
PPL Corp.	525	15,031
Public Svc. Enterprise Group, Inc.	453	13,862
SCANA Corp.	118	5,386
Sempra Energy	202	14,330
Southern Co.	786	33,649
TECO Energy, Inc.	180	3,017
Wisconsin Energy Corp.	208	7,665
Xcel Energy, Inc.	438	11,699
		392,073
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $10,115,198) 58.2%		11,475,862

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (1)	A-1+	0.10	01/10/13	100,000	99,998
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $99,998) 0.5%					99,998

TOTAL INDEXED ASSETS (Cost: $10,215,196) 58.7%					11,575,860

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.1%)
Abercrombie & Fitch Co. Cl A	225	10,793
AFC Enterprises, Inc.*	1,243	32,480
Amazon.com, Inc.*	238	59,771
American Axle & Mfg. Hldgs., Inc.*	1,769	19,813
ANN, Inc.*	496	16,785
Bally Technologies, Inc.*	275	12,295
Bassett Furniture Industries, Inc.	1,727	21,536
bebe stores, inc.	2,280	9,097

BorgWarner, Inc.*	135	9,669
Cinemark Hldgs., Inc.*	480	12,470
Darden Restaurants, Inc.	351	15,820
Deckers Outdoor Corp.*	545	21,947
Discovery Communications, Inc. Cl A*	318	20,187
Disney (Walt) Co.	943	46,952
Ford Motor Co.	3,784	49,003
Haverty Furniture Cos., Inc.	676	11,026
Hibbett Sports, Inc.*	200	10,540
HSN, Inc.	471	25,943
Johnson Controls, Inc.	347	10,653
Macy’s, Inc.	646	25,207
Monro Muffler Brake, Inc.	465	16,261
Pep Boys - Manny, Moe & Jack	1,796	17,655
Red Robin Gourmet Burgers, Inc.*	390	13,763
Rent-A-Center, Inc.	1,013	34,807
Ruby Tuesday, Inc.*	590	4,637
Shutterfly, Inc.*	1,222	36,501
Starbucks Corp.	1,392	74,639
Steiner Leisure Ltd.*	221	10,650
Steve Madden Ltd.*	330	13,949
Target Corp.	262	15,503
Time Warner Cable, Inc.	353	34,308
Time Warner, Inc.	594	28,411
Urban Outfitters, Inc.*	425	16,728
Viacom, Inc. Cl B	426	22,467
Wolverine World Wide, Inc.	708	29,014
		811,280
CONSUMER STAPLES (2.9%)
Avon Products, Inc.	1,207	17,333
ConAgra Foods, Inc.	867	25,577
Constellation Brands, Inc. Cl A*	680	24,065
Darling International, Inc.*	703	11,276
Dean Foods Co.*	1,678	27,704
Elizabeth Arden, Inc.*	250	11,253
Estee Lauder Cos., Inc. Cl A	472	28,254
Farmer Brothers Co.*	780	11,255
Hain Celestial Group, Inc.*	247	13,392
J.M. Smucker Co.	267	23,026
PepsiCo, Inc.	649	44,411
Philip Morris Int’l., Inc.	884	73,938
Post Hldgs., Inc.*	300	10,275
Prestige Brands Hldgs., Inc.*	1,116	22,353
Proctor & Gamble Co.	999	67,822
Susser Hldgs. Corp.*	465	16,038
The Pantry, Inc.*	1,212	14,702
TreeHouse Foods, Inc.*	165	8,601
Tyson Foods, Inc. Cl A	1,605	31,137
Vector Group Ltd.	1,145	17,026
Wal-Mart Stores, Inc.	1,159	79,079
		578,517
ENERGY (3.4%)
Anadarko Petroleum Corp.	454	33,737
Apache Corp.	311	24,414
Chevron Corp.	413	44,662
Endeavour International Corp.*	1,791	9,277
Energy XXI (Bermuda) Ltd.	1,786	57,491
EOG Resources, Inc.	223	26,936
Exxon Mobil Corp.	1,680	145,404
Gasco Energy, Inc.*	18,134	1,269
Halliburton Co.	1,036	35,939

Hess Corp.	301	15,941
Lufkin Industries, Inc.	158	9,185
McMoRan Exploration Co.*	4,595	73,750
National Oilwell Varco, Inc.	467	31,919
Noble Energy, Inc.	399	40,594
Oasis Petroleum, Inc.*	470	14,946
Occidental Petroleum Corp.	490	37,539
PBF Energy, Inc.*	1,268	36,835
Range Resources Corp.	262	16,461
Saratoga Resources, Inc.*	1,964	6,953
Susser Petroleum Partners LP*	390	9,812
		673,064
FINANCIALS (7.6%)
American Assets Trust, Inc.*	380	10,613
American Int’l. Group, Inc.*	938	33,111
AmREIT, Inc. Cl B*	325	5,574
Aon PLC	302	16,794
Ashford Hospitality Trust, Inc.	991	10,415
Aspen Insurance Hldgs. Ltd.	371	11,902
Associated Estates Realty Corp.	648	10,446
BancFirst Corp.	240	10,166
Bank of America Corp.	3,464	40,182
Bank of Marin Bancorp	160	5,994
Banner Corp.	275	8,451
BB&T Corp.	957	27,858
Berkshire Hathaway, Inc. Cl B*	394	35,342
Brookline Bancorp, Inc.	1,656	14,076
Bryn Mawr Bank Corp.	478	10,645
Capital One Financial Corp.	933	54,049
Cash America Int’l., Inc.	361	14,321
Chesapeake Lodging Trust	1,309	27,332
Citigroup, Inc.	912	36,079
Colonial Properties Trust	1,584	33,850
Dime Community Bancshares	792	11,001
EastGroup Properties, Inc.	327	17,596
Ellington Financial LLC	1,350	30,321
Endurance Specialty Hldgs. Ltd.*	245	9,724
Equity Lifestyle Properties, Inc.	366	24,628
FelCor Lodging Trust, Inc.*	3,049	14,239
First Interstate BancSytem, Inc.	731	11,279
Flushing Financial Corp.	219	3,359
Forest City Enterprises, Inc. Cl A*	1,242	20,058
Franklin Resources, Inc.	121	15,210
Glacier Bancorp, Inc.	887	13,048
Goldman Sachs Group, Inc.	321	40,947
Highwoods Properties, Inc.	539	18,030
Host Hotels & Resorts, Inc.	1,919	30,071
IBERIABANK Corp.	203	9,971
Investors Bancorp, Inc.	830	14,757
iShares Russell 2000 Growth Index Fund	130	12,390
iShares Russell 2000 Index Fund	270	22,758
iShares Russell 2000 Value Index Fund	370	27,939
Janus Capital Group, Inc.	1,471	12,533
JPMorgan Chase & Co.	2,064	90,754
Marlin Business Svcs. Corp.	888	17,813
MB Financial, Inc.	588	11,613
Meadowbrook Insurance Group, Inc.	2,510	14,508
MetLife, Inc.	941	30,997
Mid-America Apt. Communities, Inc.	113	7,317
National Bank Hldgs. Corp. Cl A*	2,617	49,697
National Retail Pptys., Inc.	481	15,007

Northwest Bancshares, Inc.	992	12,043
Oritani Financial Corp.*	510	7,813
Pennsylvania REIT	742	13,089
PHH Corp.*	657	14,947
PNC Financial Svcs. Grp., Inc.	409	23,849
ProAssurance Corp.	614	25,905
Prosperity Bancshares, Inc.	312	13,104
PS Business Parks, Inc.	160	10,397
S.Y. Bancorp, Inc.	895	20,066
Sabra Health Care REIT, Inc.	665	14,444
SeaBright Hldgs., Inc.	2,705	29,944
Select Income REIT	691	17,116
Signature Bank*	473	33,744
Simon Property Group, Inc.	337	53,276
Starwood Property Trust, Inc.*	484	11,113
Stifel Financial Corp.*	403	12,884
SVB Financial Group*	322	18,022
Symetra Financial Corp.	1,704	22,118
Terreno Realty Corp.*	430	6,639
Texas Capital Bancshares, Inc.*	205	9,188
UMB Financial Corp.	278	12,188
Urstadt Biddle Pptys., Inc. Cl A	427	8,403
Wells Fargo & Co.	2,548	87,091
West Coast Bancorp*	480	10,632
Westamerica Bancorporation	238	10,136
		1,512,916
HEALTH CARE (4.8%)
Abbott Laboratories	266	17,423
Abiomed, Inc.*	694	9,341
Acorda Therapeutics, Inc.*	143	3,555
Alnylam Pharmaceuticals, Inc.*	597	10,895
AmerisourceBergen Corp.	143	6,175
athenahealth, Inc.*	170	12,487
Biogen Idec, Inc.*	83	12,174
BioScrip, Inc.*	1,580	17,017
BioSpecifics Technologies Corp.*	350	5,233
Bruker Corp.*	592	9,040
Cantel Medical Corp.*	405	12,041
Capital Senior Living Corp.*	913	17,064
Celgene Corp.*	437	34,401
Celsion Corp.*	323	2,645
Cepheid, Inc.*	364	12,307
Computer Programs & Systems, Inc.*	285	14,347
Conceptus, Inc.*	1,729	36,326
Covidien PLC	354	20,440
Cubist Pharmaceuticals, Inc.*	448	18,843
Cyberonics, Inc.*	312	16,389
DexCom, Inc.*	816	11,106
Emergent Biosolutions, Inc.*	517	8,293
Endologix, Inc.*	469	6,679
Exact Sciences Corp.*	430	4,554
Express Scripts Hldg. Co.*	329	17,766
Forest Laboratories, Inc.*	1,044	36,874
Gilead Sciences, Inc.*	466	34,228
Halozyme Therapeutics, Inc.*	322	2,161
Harvard Bioscience, Inc.*	1,700	7,446
HeartWare International, Inc.*	132	11,081
HMS Hldgs. Corp.*	624	16,174
Humana, Inc.	91	6,245
Impax Laboratories, Inc.*	399	8,176
Insulet Corp.*	561	11,904

IPC The Hospitalist Co.*	202	8,021
MAP Pharmaceuticals, Inc.*	331	5,200
McKesson Corp.	267	25,888
Medicines Co.*	75	1,798
Merck & Co., Inc.	1,447	59,240
MWI Veterinary Supply, Inc.*	67	7,370
Mylan, Inc.*	1,409	38,719
Neogen Corp.*	309	14,004
NPS Pharmaceuticals Inc*	641	5,833
Omeros Corp.*	625	3,244
OraSure Technologies, Inc.*	640	4,595
Orexigen Therapeutics, Inc.*	500	2,635
OSI Pharmaceuticals, Inc. - rights*	131	1
PAREXEL International Corp.*	678	20,062
Pfizer, Inc.	3,371	84,545
Pharmacyclics, Inc.*	211	12,217
QLT, Inc.*	4,232	33,264
Quest Diagnostics, Inc.	94	5,477
Questcor Pharmaceuticals, Inc.	563	15,043
Salix Pharmaceuticals Ltd.*	327	13,237
Seattle Genetics, Inc.*	465	10,788
St. Jude Medical, Inc.	360	13,010
Stryker Corp.	454	24,888
Sunesis Pharmaceuticals, Inc.*	440	1,848
Synageva BioPharma Corp.*	105	4,860
Threshold Pharmaceuticals, Inc.*	505	2,126
UnitedHealth Group, Inc.	420	22,781
Vascular Solutions, Inc.*	622	9,828
VIVUS, Inc.*	260	3,489
WellCare Health Plans, Inc.*	190	9,251
XenoPort, Inc.*	365	2,836
		936,928
INDUSTRIALS (5.1%)
Actuant Corp. Cl A	737	20,570
Alaska Air Group, Inc.*	516	22,234
Allegiant Travel Co.*	95	6,974
Astronics Corp.*	686	15,696
Astronics Corp. Cl B*	103	2,233
AZZ, Inc.	1,526	58,644
Beacon Roofing Supply, Inc.*	475	15,808
Boeing Co.	695	52,375
Caterpillar, Inc.	504	45,148
CIRCOR International, Inc.	380	15,044
Corporate Executive Board Co.	265	12,577
Cummins, Inc.	353	38,248
Encore Wire Corp.	913	27,673
EnPro Industries, Inc.*	342	13,988
Expeditors Int’l. of Wash.	649	25,668
FedEx Corp.	354	32,469
General Electric Co.	4,086	85,765
Genesee & Wyoming, Inc. Cl A*	710	54,017
Healthcare Svcs. Group, Inc.	893	20,744
Hub Group, Inc. Cl A*	269	9,038
Insperity, Inc.	303	9,866
Miller Industries, Inc.	1,142	17,416
Mueller Industries, Inc.	852	42,626
Old Dominion Freight Line, Inc.*	2,013	69,006
On Assignment, Inc.*	1,002	20,321
Precision Castparts Corp.	277	52,469
Raven Industries, Inc.	930	24,515
Rexnord Corp.*	475	10,118

Robbins & Myers, Inc.	359	21,343
Roper Industries, Inc.	365	40,690
Smith (A.O.) Corp.	338	21,318
Sun Hydraulics Corp.	592	15,439
Teledyne Technologies, Inc.*	315	20,497
The Advisory Board Co.*	405	18,950
Union Pacific Corp.	248	31,179
USG Corp.*	220	6,175
		996,841
INFORMATION TECHNOLOGY (6.3%)
Adtran, Inc.	620	12,115
Altera Corp.	263	9,058
Anixter International, Inc.*	70	4,479
Apple, Inc.	356	189,754
Arris Group, Inc.*	320	4,781
Aruba Network, Inc.*	270	5,603
Automatic Data Processing, Inc.	423	24,115
Brightcove, Inc.*	965	8,724
Broadcom Corp. Cl A*	575	19,096
Cavium, Inc.*	470	14,669
Ciena Corp.*	310	4,867
Cirrus Logic, Inc.*	897	25,986
Cisco Systems, Inc.	947	18,609
Coherent, Inc.*	171	8,656
CommVault Systems, Inc.*	781	54,444
comScore, Inc.*	726	10,004
EMC Corp.*	1,042	26,363
Emulex Corp.*	1,275	9,308
F5 Networks, Inc.*	62	6,023
Finisar Corp.*	646	10,530
Google, Inc. Cl A*	95	67,390
Harris Corp.	150	7,344
Heartland Payment Systems, Inc.*	335	9,883
iGATE Corp.*	897	14,146
Imperva, Inc.*	449	14,157
Informatica Corp.*	843	25,560
Int’l. Business Machines Corp.	356	68,192
Jive Software, Inc.*	710	10,316
KLA-Tencor Corp.	277	13,230
Littelfuse, Inc.	107	6,603
LogMeIn, Inc.*	1,215	27,228
MasterCard, Inc. Cl A	52	25,547
MAXIMUS, Inc.	235	14,857
Mercury Computer Systems, Inc.*	739	6,799
Microsemi Corp.*	866	18,221
Microsoft Corp.	2,146	57,363
MKS Instruments, Inc.	378	9,745
Monolithic Power Systems, Inc.*	340	7,575
Nanometrics, Inc.*	1,397	20,145
NetApp, Inc.*	125	4,194
Oracle Corp.	1,334	44,449
Parametric Technology Corp.*	1,083	24,378
Plantronics, Inc.	292	10,766
Plexus Corp.*	285	7,353
QLIK Technologies, Inc.*	225	4,887
QUALCOMM, Inc.	763	47,321
Richardson Electronics Ltd.	2,451	27,745
Salesforce.com, inc.*	298	50,094
Semtech Corp.*	459	13,288
Sourcefire, Inc.*	512	24,177
Super Micro Computer, Inc.*	718	7,324

Take-Two Interactive Software, Inc.*	493	5,428
Teradyne, Inc.*	425	7,178
Texas Instruments, Inc.	624	19,307
TIBCO Software, Inc.*	1,170	25,752
TTM Technologies, Inc.*	1,043	9,596
WEX, Inc.*	185	13,943
Yahoo!, Inc.*	734	14,607
		1,253,272
MATERIALS (2.2%)
Allied Nevada Gold Corp.*	309	9,310
Ball Corp.	559	25,015
Boise, Inc.	3,961	31,490
Buckeye Technologies, Inc.	424	12,173
CF Industries Hldgs., Inc.	101	20,519
Commercial Metals Co.	854	12,690
Copper Mountain Mining Corp.*	1,679	6,640
Crown Hldgs., Inc.*	810	29,816
CVR Partners LP	529	13,352
Dow Chemical Co.	753	24,337
Eagle Materials, Inc.	75	4,388
Eastman Chemical Co.	596	40,558
FMC Corp.	181	10,592
Freeport-McMoRan Copper & Gold, Inc.	767	26,231
Innophos Hldgs., Inc.	959	44,594
Kaiser Aluminum Corp.	498	30,722
McEwen Mining, Inc.*	4,210	16,124
Silgan Hldgs., Inc.	1,284	53,402
Stepan Co.*	200	11,108
		423,061
TELECOMMUNICATION SERVICES (0.7%)
AT&T, Inc.	2,095	70,622
CenturyLink, Inc.	463	18,113
Consolidated Comms. Hldgs., Inc.	1,321	21,030
Frontier Communications Corp.	4,232	18,113
		127,878
UTILITIES (1.2%)
Ameren Corp.	202	6,205
Avista Corp.	832	20,060
Black Hills Corp.	400	14,536
Dominion Resources, Inc.	643	33,307
Edison International	373	16,856
Idacorp, Inc.	450	19,508
Northwest Natural Gas Co.	626	27,669
PNM Resources, Inc.	921	18,890
PPL Corp.	412	11,796
Public Svc. Enterprise Group, Inc.	725	22,185
Sempra Energy	339	24,049
UNS Energy Corp.	532	22,567
		237,628
TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $6,367,210) 38.3%		7,551,385

ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.2%)
Energy XXI (Bermuda) Ltd., 7.25%	100	34,393
TOTAL ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS (Cost: $10,000) 0.2%		34,393

TOTAL ACTIVE ASSETS (Cost: $6,377,210) 38.5%		7,585,778

TEMPORARY CASH INVESTMENTS (2) (Cost: $374,800) 1.9%	374,800

TOTAL INVESTMENTS (Cost: $16,967,206) 99.1%	19,536,438

OTHER NET ASSETS 0.9%	173,996

NET ASSETS 100.0%	$19,710,434

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2012

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.1%)
Abercrombie & Fitch Co. Cl A	391	18,756
Amazon.com, Inc.*	1,748	438,993
Apollo Group, Inc.*	517	10,816
AutoNation, Inc.*	187	7,424
AutoZone, Inc.*	179	63,443
Bed Bath & Beyond, Inc.*	1,183	66,142
Best Buy Co., Inc.	1,310	15,524
Big Lots, Inc.*	282	8,026
BorgWarner, Inc.*	549	39,319
Cablevision Systems Corp. Cl A	1,050	15,687
CarMax, Inc.*	1,017	38,178
Carnival Corp.	2,215	81,446
CBS Corp. Cl B	2,762	105,094
Chipotle Mexican Grill, Inc.*	154	45,809
Coach, Inc.	1,385	76,881
Comcast Corp. Cl A	12,868	481,006
D.R. Horton, Inc.	1,359	26,881
Darden Restaurants, Inc.	641	28,890
Delphi Automotive PLC*	1,346	51,485
DIRECTV*	2,951	148,022
Discovery Communications, Inc. Cl A*	1,145	72,685
Disney (Walt) Co.	8,423	419,381
Dollar General Corp.*	1,260	55,553
Dollar Tree, Inc.*	1,099	44,575
Expedia, Inc.*	452	27,775
Family Dollar Stores, Inc.	472	29,930
Ford Motor Co.	18,335	237,438
Fossil, Inc.*	264	24,578
GameStop Corp. Cl A*	622	15,606
Gannett Co., Inc.	1,090	19,631
Gap, Inc.	1,443	44,791
Garmin Ltd.	539	22,002
Genuine Parts Co.	728	46,286
Goodyear Tire & Rubber Co.*	1,227	16,945
H&R Block, Inc.	1,306	24,252
Harley-Davidson, Inc.	1,097	53,577
Harman Int’l. Industries, Inc.	322	14,374
Hasbro, Inc.	555	19,925
Home Depot, Inc.	7,315	452,433
International Game Technology	1,290	18,279
Interpublic Group of Cos., Inc.	2,054	22,635
Johnson Controls, Inc.	3,177	97,534
Kohl’s Corp.	1,026	44,097
Leggett & Platt, Inc.	678	18,455
Lennar Corp. Cl A	810	31,323
Limited Brands, Inc.	1,150	54,119
Lowe’s Cos., Inc.	5,482	194,721
Macy’s, Inc.	1,949	76,050
Marriott International, Inc. Cl A	1,177	43,867
Mattel, Inc.	1,651	60,460
McDonald’s Corp.	4,816	424,819
McGraw-Hill Cos., Inc.	1,313	71,782

Netflix, Inc.*	274	25,422
Newell Rubbermaid, Inc.	1,379	30,710
News Corp. Cl A	9,775	249,654
NIKE, Inc. Cl B	3,308	170,693
Nordstrom, Inc.	732	39,162
O’Reilly Automotive, Inc.*	552	49,360
Omnicom Group, Inc.	1,264	63,149
Penney (J.C.) Co., Inc.	691	13,620
PetSmart, Inc.	521	35,605
Priceline.com, Inc.*	240	149,088
Pulte Homes, Inc.*	1,674	30,400
Ralph Lauren Corp.	298	44,676
Ross Stores, Inc.	1,080	58,482
Scripps Networks Interactive, Inc. Cl A	421	24,384
Staples, Inc.	3,355	38,247
Starbucks Corp.	3,606	193,354
Starwood Hotels & Resorts	920	52,771
Target Corp.	3,207	189,758
Tiffany & Co.	587	33,659
Time Warner Cable, Inc.	1,435	139,468
Time Warner, Inc.	4,532	216,766
TJX Cos., Inc.	3,595	152,608
TripAdvisor, Inc.*	527	22,113
Urban Outfitters, Inc.*	518	20,388
V.F. Corp.	424	64,011
Viacom, Inc. Cl B	2,226	117,399
Washington Post Co. Cl B	22	8,035
Whirlpool Corp.	374	38,055
Wyndham Worldwide Corp.	666	35,438
Wynn Resorts Ltd.	381	42,859
Yum! Brands, Inc.	2,321	154,114
		7,071,148
CONSUMER STAPLES (10.3%)
Altria Group, Inc.	9,745	306,188
Archer-Daniels-Midland Co.	3,181	87,128
Avon Products, Inc.	2,068	29,696
Beam, Inc.	764	46,673
Brown-Forman Corp. Cl B	728	46,046
Campbell Soup Co.	866	30,215
Clorox Co.	634	46,421
Coca-Cola Co.	18,656	676,280
Coca-Cola Enterprises, Inc.	1,303	41,344
Colgate-Palmolive Co.	2,136	223,297
ConAgra Foods, Inc.	1,954	57,643
Constellation Brands, Inc. Cl A*	723	25,587
Costco Wholesale Corp.	2,080	205,442
CVS Caremark Corp.	5,987	289,471
Dean Foods Co.*	877	14,479
Dr. Pepper Snapple Group, Inc.	988	43,650
Estee Lauder Cos., Inc. Cl A	1,163	69,617
General Mills, Inc.	3,111	125,716
Heinz (H.J.) Co.	1,537	88,654
Hershey Co.	717	51,782
Hormel Foods Corp.	646	20,162
J.M. Smucker Co.	523	45,104
Kellogg Co.	1,187	66,294
Kimberly-Clark Corp.	1,893	159,826

Kraft Foods Group, Inc.*	2,872	130,590
Kroger Co.	2,490	64,790
Lorillard, Inc.	605	70,585
McCormick & Co., Inc.	639	40,596
Mead Johnson Nutrition Co.	969	63,847
Molson Coors Brewing Co. Cl B	748	32,007
Mondelez International, Inc. Cl A*	8,486	216,138
Monster Beverage Corp.*	739	39,078
PepsiCo, Inc.	7,438	508,982
Philip Morris Int’l., Inc.	8,127	679,742
Proctor & Gamble Co.	13,163	893,636
Reynolds American, Inc.	1,535	63,595
Safeway, Inc.	1,165	21,075
Sysco Corp.	2,797	88,553
Tyson Foods, Inc. Cl A	1,383	26,830
Wal-Mart Stores, Inc.	8,035	548,228
Walgreen Co.	4,187	154,961
Whole Foods Market, Inc.	826	75,439
		6,515,387
ENERGY (10.6%)
Anadarko Petroleum Corp.	2,402	178,493
Apache Corp.	1,884	147,894
Baker Hughes, Inc.	2,154	87,969
Cabot Oil & Gas Corp.	969	48,198
Cameron International Corp.*	1,196	67,526
Chesapeake Energy Corp.	2,467	41,002
Chevron Corp.	9,369	1,013,164
ConocoPhillips	5,827	337,908
CONSOL Energy, Inc.	1,119	35,920
Denbury Resources, Inc.*	1,878	30,424
Devon Energy Corp.	1,819	94,661
Diamond Offshore Drilling, Inc.	330	22,427
Ensco PLC Cl A*	1,103	65,386
EOG Resources, Inc.	1,297	156,665
EQT Corp.	708	41,758
Exxon Mobil Corp.	22,098	1,912,577
FMC Technologies, Inc.*	1,146	49,083
Halliburton Co.	4,420	153,330
Helmerich & Payne, Inc.	503	28,173
Hess Corp.	1,445	76,527
Kinder Morgan, Inc.*	3,012	106,414
Marathon Oil Corp.	3,400	104,244
Marathon Petroleum Corp.	1,641	103,383
Murphy Oil Corp.	899	53,535
Nabors Industries Ltd.*	1,366	19,739
National Oilwell Varco, Inc.	2,042	139,571
Newfield Exploration Co.*	655	17,541
Noble Drilling Corp.*	1,188	41,366
Noble Energy, Inc.	856	87,089
Occidental Petroleum Corp.	3,872	296,634
Peabody Energy Corp.	1,326	35,285
Phillips 66*	3,033	161,052
Pioneer Natural Resources Co.	589	62,782
QEP Resources, Inc.	867	26,244
Range Resources Corp.	790	49,636
Rowan Companies PLC Cl A*	590	18,449
Schlumberger Ltd.	6,448	446,782

Southwestern Energy Co.*	1,657	55,360
Spectra Energy Corp.	3,158	86,466
Tesoro Corp.*	681	29,998
Valero Energy Corp.	2,647	90,316
Williams Cos., Inc.*	3,185	104,277
WPX Energy, Inc.*	978	14,553
		6,739,801
FINANCIALS (14.9%)
ACE Ltd.	1,621	129,356
Aflac, Inc.	2,251	119,573
Allstate Corp.	2,326	93,435
American Express Co.	4,663	268,029
American Int’l. Group, Inc.*	7,123	251,442
American Tower Corp.*	1,882	145,422
Ameriprise Financial, Inc.	992	62,129
Aon PLC	1,520	84,527
Apartment Investment & Management Co. Cl A	671	18,157
Assurant, Inc.	380	13,186
AvalonBay Communities, Inc.	534	72,405
Bank of America Corp.	51,897	602,005
Bank of New York Mellon Corp.	5,602	143,971
BB&T Corp.	3,346	97,402
Berkshire Hathaway, Inc. Cl B*	8,699	780,300
BlackRock, Inc.	599	123,819
Boston Properties, Inc.	711	75,231
Capital One Financial Corp.	2,808	162,667
CBRE Group, Inc.*	1,473	29,313
Charles Schwab Corp.	5,162	74,126
Chubb Corp.	1,270	95,656
Cincinnati Financial Corp.	699	27,373
Citigroup, Inc.	14,082	557,084
CME Group, Inc.	1,503	76,217
Comerica, Inc.	912	27,670
Discover Financial Svcs.	2,523	97,262
E*Trade Financial Corp.*	1,231	11,017
Equity Residential	1,514	85,798
Federated Investors, Inc. Cl B	449	9,083
Fifth Third Bancorp	4,292	65,195
First Horizon National Corp.	1,187	11,763
Franklin Resources, Inc.	660	82,962
Genworth Financial, Inc. Cl A*	2,404	18,054
Goldman Sachs Group, Inc.	2,105	268,514
Hartford Financial Svcs. Group, Inc.	2,066	46,361
HCP, Inc.	2,142	96,776
Health Care REIT, Inc.	1,222	74,896
Host Hotels & Resorts, Inc.	3,415	53,513
Hudson City Bancorp, Inc.	2,276	18,504
Huntington Bancshares, Inc.	4,132	26,403
IntercontinentalExchange, Inc.*	345	42,714
Invesco Ltd.	2,128	55,520
JPMorgan Chase & Co.	18,054	793,834
KeyCorp	4,480	37,722
Kimco Realty Corp.	1,928	37,249
Legg Mason, Inc.	562	14,455
Leucadia National Corp.	959	22,815
Lincoln National Corp.	1,325	34,318
Loews Corp.	1,508	61,451

M&T Bank Corp.	584	57,506
Marsh & McLennan Cos., Inc.	2,546	87,761
MetLife, Inc.	5,132	169,048
Moody’s Corp.	927	46,647
Morgan Stanley	6,644	127,033
Nasdaq OMX Group, Inc.*	550	13,756
Northern Trust Corp.	1,026	51,464
NYSE Euronext	857	27,030
People’s United Financial, Inc.	1,675	20,251
Plum Creek Timber Co., Inc.	765	33,943
PNC Financial Svcs. Grp., Inc.	2,579	150,381
Principal Financial Grp., Inc.	1,336	38,103
Progressive Corp.	2,654	55,999
ProLogis, Inc.	2,165	79,001
Prudential Financial, Inc.	2,171	115,779
Public Storage	675	97,848
Regions Financial Corp.	6,652	47,362
Simon Property Group, Inc.	1,465	231,602
SLM Corp.	2,271	38,902
State Street Corp.	2,251	105,820
SunTrust Banks, Inc.	2,545	72,151
T. Rowe Price Group, Inc.	1,216	79,198
Torchmark Corp.	447	23,097
Travelers Cos., Inc.	1,835	131,790
U.S. Bancorp	9,032	288,482
Unum Group	1,325	27,587
Ventas, Inc.	1,399	90,543
Vornado Realty Trust	800	64,064
Wells Fargo & Co.	23,496	803,093
Weyerhaeuser Co.	2,570	71,497
XL Group PLC	1,451	36,362
Zions Bancorporation	879	18,811
		9,498,585
HEALTH CARE (11.6%)
Abbott Laboratories	7,579	496,425
Aetna, Inc.	1,594	73,802
Agilent Technologies, Inc.*	1,691	69,230
Alexion Pharmaceuticals, Inc.*	952	89,307
Allergan, Inc.	1,480	135,760
AmerisourceBergen Corp.	1,125	48,578
Amgen, Inc.	3,740	322,837
Bard (C.R.), Inc.	362	35,382
Baxter International, Inc.	2,608	173,849
Becton, Dickinson & Co.	940	73,499
Biogen Idec, Inc.*	1,149	168,524
Boston Scientific Corp.*	6,541	37,480
Bristol-Myers Squibb Co.	7,964	259,547
Cardinal Health, Inc.	1,640	67,535
CareFusion Corp.*	1,039	29,695
Celgene Corp.*	2,036	160,274
Cerner Corp.*	708	54,969
CIGNA Corp.	1,381	73,828
Coventry Health Care, Inc.*	642	28,781
Covidien PLC	2,288	132,109
DaVita HealthCare Partners, Inc.*	395	43,659
DENTSPLY International, Inc.	684	27,093
Edwards Lifesciences Corp.*	547	49,323

Express Scripts Hldg. Co.*	3,946	213,084
Forest Laboratories, Inc.*	1,132	39,982
Gilead Sciences, Inc.*	3,748	275,291
Hospira, Inc.*	793	24,773
Humana, Inc.	761	52,227
Intuitive Surgical, Inc.*	213	104,449
Johnson & Johnson	13,245	928,475
Laboratory Corp. of America Hldgs.*	456	39,499
Life Technologies Corp.*	850	41,718
Lilly (Eli) & Co.	4,915	242,408
McKesson Corp.	1,139	110,437
Medtronic, Inc.	4,874	199,931
Merck & Co., Inc.	15,202	622,370
Mylan, Inc.*	1,980	54,410
Patterson Cos., Inc.	399	13,658
PerkinElmer, Inc.	558	17,711
Perrigo Co.	426	44,317
Pfizer, Inc.	35,689	895,080
Quest Diagnostics, Inc.	768	44,751
St. Jude Medical, Inc.	1,463	52,873
Stryker Corp.	1,372	75,213
Tenet Healthcare Corp.*	501	16,268
Thermo Fisher Scientific, Inc.*	1,739	110,913
UnitedHealth Group, Inc.	4,859	263,552
Varian Medical Systems, Inc.*	531	37,297
Waters Corp.*	417	36,329
Watson Pharmaceuticals, Inc.*	607	52,202
WellPoint, Inc.	1,435	87,420
Zimmer Hldgs., Inc.*	834	55,594
		7,403,718
INDUSTRIALS (9.8%)
3M Co.	3,039	282,171
Avery Dennison Corp.	473	16,517
Boeing Co.	3,205	241,529
Caterpillar, Inc.	3,224	288,806
Cintas Corp.	521	21,309
CSX Corp.	4,978	98,216
Cummins, Inc.	857	92,856
Danaher Corp.	2,777	155,234
Deere & Co.	1,883	162,729
Dover Corp.	866	56,905
Dun & Bradstreet Corp.	217	17,067
Eaton Corp. PLC*	2,174	117,787
Emerson Electric Co.	3,465	183,506
Equifax, Inc.	581	31,444
Expeditors Int’l. of Wash.	985	38,957
Fastenal Co.	1,271	59,343
FedEx Corp.	1,377	126,298
Flowserve Corp.	239	35,085
Fluor Corp.	800	46,992
General Dynamics Corp.	1,556	107,784
General Electric Co.	51,661	1,084,364
Grainger (W.W.), Inc.	281	56,866
Honeywell International, Inc.	3,719	236,045
Illinois Tool Works, Inc.	2,042	124,174
Ingersoll-Rand PLC	1,331	63,835
Iron Mountain, Inc.	805	24,995

Jacobs Engineering Group, Inc.*	621	26,436
Joy Global, Inc.	508	32,400
L-3 Communications Hldgs., Inc.	446	34,173
Lockheed Martin Corp.	1,284	118,500
Masco Corp.	1,761	29,338
Norfolk Southern Corp.	1,498	92,636
Northrop Grumman Corp.	1,163	78,596
PACCAR, Inc.	1,692	76,495
Pall Corp.	537	32,360
Parker Hannifin Corp.	725	61,669
Pentair Ltd.*	1,021	50,185
Pitney Bowes, Inc.	979	10,417
Precision Castparts Corp.	691	130,889
Quanta Services, Inc.*	1,028	28,054
Raytheon Co.	1,561	89,851
Republic Services, Inc.	1,422	41,707
Robert Half Int’l., Inc.	648	20,619
Robinson (C.H.) Worldwide, Inc.	767	48,490
Rockwell Automation, Inc.	685	57,533
Rockwell Collins, Inc.	665	38,683
Roper Industries, Inc.	471	52,507
Ryder System, Inc.	246	12,283
Snap-on, Inc.	281	22,196
Southwest Airlines Co.	3,511	35,953
Stanley Black & Decker, Inc.	811	59,990
Stericycle, Inc.*	418	38,987
Textron, Inc.	1,351	33,491
The ADT Corp.*	1,131	52,580
Tyco International Ltd.	2,223	65,023
Union Pacific Corp.	2,261	284,253
United Parcel Service, Inc. Cl B	3,420	252,157
United Technologies Corp.	3,994	327,548
Waste Management, Inc.	2,077	70,078
Xylem, Inc.	910	24,661
		6,201,552
INFORMATION TECHNOLOGY (18.4%)
Accenture Ltd. Cl A	3,165	210,473
Adobe Systems, Inc.*	2,354	88,699
Advanced Micro Devices, Inc.*	3,121	7,490
Akamai Technologies, Inc.*	834	34,119
Altera Corp.	1,510	52,004
Amphenol Corp. Cl A	760	49,172
Analog Devices, Inc.	1,444	60,735
Apple, Inc.	4,661	2,484,448
Applied Materials, Inc.	5,666	64,819
Autodesk, Inc.*	1,085	38,355
Automatic Data Processing, Inc.	2,318	132,149
BMC Software, Inc.*	691	27,405
Broadcom Corp. Cl A*	2,510	83,357
CA, Inc.	1,597	35,102
Cisco Systems, Inc.	25,799	506,950
Citrix Systems, Inc.*	909	59,767
Cognizant Technology Solutions*	1,452	107,521
Computer Sciences Corp.	761	30,478
Corning, Inc.	7,227	91,205
Dell, Inc.*	7,110	72,024
eBay, Inc.*	5,590	285,202

Electronic Arts, Inc.*	1,599	23,233
EMC Corp.*	10,162	257,099
F5 Networks, Inc.*	376	36,528
Fidelity Nat’l. Information Svcs., Inc.	1,191	41,459
First Solar, Inc.*	292	9,017
Fiserv, Inc.*	645	50,974
FLIR Systems, Inc.	703	15,684
Google, Inc. Cl A*	1,275	904,447
Harris Corp.	540	26,438
Hewlett-Packard Co.	9,551	136,102
Int’l. Business Machines Corp.	5,092	975,373
Intel Corp.	23,884	492,727
Intuit, Inc.	1,329	79,076
Jabil Circuit, Inc.	844	16,281
JDS Uniphase Corp.*	1,123	15,205
Juniper Networks, Inc.*	2,497	49,116
KLA-Tencor Corp.	793	37,874
Lam Research Corp.*	830	29,988
Linear Technology Corp.	1,109	38,039
LSI Corp.*	2,862	20,263
MasterCard, Inc. Cl A	505	248,096
Microchip Technology, Inc.	923	30,081
Micron Technology, Inc.*	5,170	32,830
Microsoft Corp.	36,448	974,255
Molex, Inc.	658	17,983
Motorola Solutions, Inc.	1,351	75,224
NetApp, Inc.*	1,736	58,243
NVIDIA Corp.*	3,012	37,017
Oracle Corp.	17,446	581,301
Paychex, Inc.	1,585	49,357
QUALCOMM, Inc.	8,270	512,905
Red Hat, Inc.*	871	46,128
SAIC, Inc.*	1,368	15,486
Salesforce.com, inc.*	629	105,735
SanDisk Corp.*	1,141	49,702
Seagate Technology PLC*	1,569	47,823
Symantec Corp.*	3,373	63,446
TE Connectivity Ltd.	2,019	74,945
Teradata Corp.*	795	49,203
Teradyne, Inc.*	905	15,285
Texas Instruments, Inc.	5,402	167,138
Total System Services, Inc.	778	16,665
VeriSign, Inc.	723	28,067
Visa, Inc. Cl A	2,474	375,009
Western Digital Corp.*	999	42,448
Western Union Co.	2,789	37,958
Xerox Corp.	6,085	41,500
Xilinx, Inc.	1,244	44,660
Yahoo!, Inc.*	5,005	99,600
		11,714,487
MATERIALS (3.5%)
Air Products & Chemicals, Inc.	1,011	84,944
Airgas, Inc.	335	30,582
Alcoa, Inc.	5,249	45,561
Allegheny Technologies, Inc.	509	15,453
Ball Corp.	718	32,131
Bemis Co., Inc.	485	16,228

CF Industries Hldgs., Inc.	306	62,167
Cliffs Natural Resources, Inc.	689	26,568
Dow Chemical Co.	5,836	188,620
Du Pont (E.I.) de Nemours & Co.	4,442	199,757
Eastman Chemical Co.	735	50,017
Ecolab, Inc.	1,259	90,522
FMC Corp.	655	38,331
Freeport-McMoRan Copper & Gold, Inc.	4,587	156,875
Int’l. Flavors & Fragrances, Inc.	388	25,818
International Paper Co.	2,078	82,788
LyondellBasell Industries N.V. Cl A*	1,812	103,447
MeadWestvaco Corp.	827	26,356
Monsanto Co.	2,527	239,181
Newmont Mining Corp.	2,347	108,995
Nucor Corp.	1,522	65,720
Owens-Illinois, Inc.*	776	16,506
PPG Industries, Inc.	723	97,858
Praxair, Inc.	1,418	155,200
Sealed Air Corp.	892	15,619
Sherwin-Williams Co.	410	63,066
Sigma-Aldrich Corp.	574	42,235
The Mosaic Co.	1,331	75,375
United States Steel Corp.	696	16,614
Vulcan Materials Co.	621	32,323
		2,204,857
TELECOMMUNICATION SERVICES (2.9%)
AT&T, Inc.	27,330	921,294
CenturyLink, Inc.	3,026	118,377
Crown Castle International Corp.*	1,389	100,230
Frontier Communications Corp.	5,068	21,691
MetroPCS Communications, Inc.*	1,520	15,109
Sprint Nextel Corp.*	14,554	82,521
Verizon Communications, Inc.	13,576	587,434
Windstream Corp.	2,849	23,590
		1,870,246
UTILITIES (3.3%)
AES Corp.*	2,956	31,629
AGL Resources, Inc.	557	22,263
Ameren Corp.	1,116	34,284
American Electric Power Co., Inc.	2,334	99,615
CenterPoint Energy, Inc.	2,062	39,694
CMS Energy Corp.	1,252	30,524
Consolidated Edison, Inc.	1,411	78,367
Dominion Resources, Inc.	2,730	141,414
DTE Energy Co.	820	49,241
Duke Energy Corp.*	3,357	214,177
Edison International	1,540	69,593
Entergy Corp.	855	54,506
Exelon Corp.	4,156	123,599
FirstEnergy Corp.	1,980	82,685
Integrys Energy Group, Inc.	374	19,530
NextEra Energy, Inc.	2,026	140,179
NiSource, Inc.	1,450	36,091
Northeast Utilities	1,501	58,659
NRG Energy, Inc.*	1,555	35,749
ONEOK, Inc.	976	41,724
Pepco Hldgs., Inc.	1,090	21,375

PG&E Corp.	2,021	81,204
Pinnacle West Capital Corp.	519	26,459
PPL Corp.	2,797	80,078
Public Svc. Enterprise Group, Inc.	2,420	74,052
SCANA Corp.	633	28,890
Sempra Energy	1,077	76,402
Southern Co.	4,191	179,417
TECO Energy, Inc.	961	16,106
Wisconsin Energy Corp.	1,107	40,793
Xcel Energy, Inc.	2,332	62,288
		2,090,587
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $49,681,239) 96.4%		61,310,368

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (1)	A-1+	0.10	01/10/13	300,000	299,993
COMMERCIAL PAPER (2.1%)
General Electric Capital Corp.	A-1+	0.12	03/18/13	500,000	499,873
Toyota Motor Credit Corp.	A-1+	0.11	01/04/13	800,000	799,993
					1,299,866
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,599,859) 2.6%					1,599,859

TEMPORARY CASH INVESTMENTS (2) (Cost: $480,000) 0.8%					480,000

TOTAL INVESTMENTS (Cost: $51,761,098) 99.8%					63,390,227

OTHER NET ASSETS 0.2%					120,442

NET ASSETS 100.0%					$63,510,669

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2012

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.9%)
Aaron’s, Inc.	2,222	62,838
Advance Auto Parts, Inc.	2,332	168,720
Aeropostale, Inc.*	2,520	32,785
AMC Networks, Inc. Cl A*	1,831	90,635
American Eagle Outfitters, Inc.	5,670	116,292
ANN, Inc.*	1,542	52,181
Ascena Retail Group, Inc.*	3,953	73,091
Bally Technologies, Inc.*	1,277	57,095
Barnes & Noble, Inc.	1,251	18,878
Bob Evans Farms, Inc.	886	35,617
Brinker International, Inc.	2,301	71,308
Cabela’s, Inc.*	1,346	56,196
Carter’s, Inc.*	1,550	86,258
Cheesecake Factory, Inc.*	1,575	51,534
Chico’s FAS, Inc.	5,222	96,398
Cinemark Hldgs., Inc.*	3,234	84,019
Deckers Outdoor Corp.*	1,181	47,559
DeVry, Inc.	1,879	44,589
Dick’s Sporting Goods, Inc.*	3,103	141,155
DreamWorks Animation SKG Cl A*	2,245	37,200
Foot Locker, Inc.	4,723	151,703
Gentex Corp.	4,423	83,241
Guess?, Inc.	1,960	48,098
Hanesbrands, Inc.*	3,111	111,436
HSN, Inc.	1,136	62,571
International Speedway Corp. Cl A	787	21,737
ITT Educational Svcs., Inc.*	552	9,555
Jarden Corp.	2,237	115,653
KB Home	2,654	41,933
Lamar Advertising Co. Cl A*	1,732	67,115
Life Time Fitness, Inc.*	1,265	62,251
LKQ Corp.*	9,081	191,609
Matthews International Corp. Cl A	863	27,702
MDC Hldgs., Inc.	1,259	46,281
Meredith Corp.	1,131	38,963
Mohawk Industries, Inc.*	1,702	153,980
New York Times Co. Cl A*	3,782	32,260
NVR, Inc.*	147	135,240
Office Depot, Inc.*	9,523	31,235
Panera Bread Co. Cl A*	907	144,059
Polaris Industries, Inc.	1,974	166,112
PVH Corp.	2,221	246,553
Regis Corp.	1,819	30,777
Rent-A-Center, Inc.	1,875	64,425
Saks, Inc.*	3,260	34,263
Scholastic Corp.	826	24,417
Scientific Games Corp. Cl A*	1,654	14,340
Service Corp. International	6,688	92,361
Signet Jewelers Ltd.	2,569	137,185
Sotheby’s	2,112	71,005
Strayer Education, Inc.	378	21,232
Tempur-Pedic Int’l., Inc.*	1,934	60,902

The Warnaco Group, Inc.*	1,277	91,395
The Wendy’s Co.	8,848	41,586
Thor Industries, Inc.	1,286	48,135
Toll Brothers, Inc.*	4,823	155,928
Tractor Supply Co.	2,158	190,681
Tupperware Brands Corp.	1,752	112,303
Under Armour, Inc. Cl A*	2,469	119,821
Valassis Communications, Inc.*	1,244	32,070
Wiley (John) & Sons, Inc. Cl A	1,445	56,254
Williams-Sonoma, Inc.	2,742	120,017
WMS Industries, Inc.*	1,664	29,120
		4,961,852
CONSUMER STAPLES (3.7%)
Church & Dwight Co., Inc.	4,368	233,994
Energizer Hldgs., Inc.	1,943	155,401
Flowers Foods, Inc.	3,617	84,168
Green Mountain Coffee Roasters, Inc.*	3,790	156,754
Harris Teeter Supermarkets, Inc.*	1,552	59,845
Hillshire Brands Co.*	3,805	107,073
Ingredion, Inc.*	2,362	152,184
Lancaster Colony Corp.	612	42,344
Post Hldgs., Inc.*	1,020	34,935
Ralcorp Hldgs., Inc.*	1,706	152,943
Smithfield Foods, Inc.*	3,956	85,331
SUPERVALU, Inc.	6,961	17,194
Tootsie Roll Industries, Inc.	652	16,900
United Natural Foods, Inc.*	1,534	82,207
Universal Corp.	712	35,536
		1,416,809
ENERGY (5.9%)
Alpha Natural Resources, Inc.*	7,347	71,560
Arch Coal, Inc.	6,874	50,318
Atwood Oceanics, Inc.*	1,782	81,598
Bill Barrett Corp.*	1,567	27,877
CARBO Ceramics, Inc.	612	47,944
Cimarex Energy Co.	2,692	155,409
Dresser-Rand Group, Inc.*	2,339	131,311
Dril-Quip, Inc.*	1,140	83,277
Energen Corp.	2,254	101,633
Forest Oil Corp.*	3,817	25,536
Helix Energy Solutions Group*	2,960	61,094
HollyFrontier Corp.	6,264	291,584
Northern Oil and Gas, Inc.*	1,838	30,915
Oceaneering Int’l., Inc.	3,349	180,143
Oil States International, Inc.*	1,690	120,903
Patterson-UTI Energy, Inc.	4,669	86,983
Plains Exploration & Production Co.*	4,037	189,497
Quicksilver Resources, Inc.*	3,771	10,785
Rosetta Resources, Inc.*	1,634	74,118
SM Energy Co.	1,959	102,279
Superior Energy Services, Inc.*	4,973	103,041
Tidewater, Inc.	1,561	69,745
Unit Corp.*	1,351	60,863
World Fuel Services Corp.	2,229	91,768
		2,250,181
FINANCIALS (21.0%)
Affiliated Managers Group, Inc.*	1,621	210,973

Alexander & Baldwin, Inc.*	1,336	39,238
Alexandria Real Estate Equities, Inc.	1,975	136,907
Alleghany Corp.*	530	177,773
American Campus Communities, Inc.	3,186	146,970
American Financial Group, Inc.	2,362	93,346
Apollo Investment Corp.	6,207	51,891
Aspen Insurance Hldgs. Ltd.	2,176	69,806
Associated Banc-Corp.	5,308	69,641
Astoria Financial Corp.	2,620	24,523
BancorpSouth, Inc.	2,586	37,600
Bank of Hawaii Corp.	1,399	61,626
Berkley (W.R.) Corp.	3,421	129,109
BioMed Realty Trust, Inc.	4,671	90,290
BRE Properties, Inc.	2,313	117,570
Brown & Brown, Inc.	3,736	95,119
Camden Property Trust	2,583	176,186
Cathay General Bancorp	2,223	43,349
CBOE Holdings, Inc.*	2,633	77,568
City National Corp.	1,471	72,844
Commerce Bancshares, Inc.	2,452	85,960
Corporate Office Pptys. Trust	2,497	62,375
Cullen/Frost Bankers, Inc.	1,913	103,819
Duke Realty Corp.	8,522	118,200
East West Bancorp, Inc.	4,349	93,460
Eaton Vance Corp.	3,556	113,259
Equity One, Inc.	1,891	39,730
Essex Property Trust, Inc.	1,116	163,661
Everest Re Group Ltd.	1,594	175,260
Federal Realty Investment Trust	2,008	208,872
Fidelity Nat’l. Financial, Inc. Cl A	6,481	152,628
First American Financial Corp.	3,202	77,136
First Niagara Financial Group, Inc.	10,957	86,889
FirstMerit Corp.	3,405	48,317
Fulton Financial Corp.	6,198	59,563
Gallagher (Arthur J.) & Co.	3,880	134,442
Greenhill & Co., Inc.	813	42,268
Hancock Hldg. Co.	2,674	84,873
Hanover Insurance Group, Inc.	1,383	53,577
HCC Insurance Hldgs., Inc.	3,136	116,691
Highwoods Properties, Inc.	2,386	79,812
Home Properties, Inc.	1,561	95,705
Hospitality Properties Trust	3,827	89,628
International Bancshares Corp.	1,697	30,631
Janus Capital Group, Inc.	5,870	50,012
Jefferies Group, Inc.	3,989	74,076
Jones Lang LaSalle, Inc.	1,405	117,936
Kemper Corp.	1,691	49,885
Liberty Property Trust	3,628	129,774
Mack-Cali Realty Corp.	2,541	66,346
Mercury General Corp.	1,140	45,247
MSCI, Inc. Cl A*	3,739	115,872
National Retail Pptys., Inc.	3,372	105,206
New York Community Bancorp, Inc.	13,782	180,544
Old Republic Int’l. Corp.	7,594	80,876
Omega Healthcare Investors, Inc.	3,373	80,446
Potlatch Corp.	1,261	49,419
Prosperity Bancshares, Inc.	1,370	57,540

Protective Life Corp.	2,468	70,535
Raymond James Financial, Inc.	3,494	134,624
Rayonier, Inc.	3,803	197,110
Realty Income Corp.	4,141	166,510
Regency Centers Corp.	2,799	131,889
Reinsurance Grp. of America, Inc.	2,293	122,721
SEI Investments Co.	4,104	95,787
Senior Housing Pptys. Trust	5,428	128,318
Signature Bank*	1,418	101,160
SL Green Realty Corp	2,816	215,846
StanCorp Financial Group, Inc.	1,343	49,248
SVB Financial Group*	1,382	77,351
Synovus Financial Corp.	24,709	60,537
Taubman Centers, Inc.	1,879	147,915
TCF Financial Corp.	5,078	61,698
The Macerich Co.	4,229	246,551
Trustmark Corp.	2,040	45,818
UDR, Inc.	7,573	180,086
Valley National Bancorp	6,211	57,762
Waddell & Reed Financial, Inc. Cl A	2,660	92,621
Washington Federal, Inc.	3,255	54,912
Webster Financial Corp.	2,485	51,067
Weingarten Realty Investors	3,479	93,133
Westamerica Bancorporation	843	35,903
		8,061,366
HEALTH CARE (9.2%)
Allscripts Healthcare Solutions, Inc.*	6,237	58,753
Bio-Rad Laboratories, Inc. Cl A*	630	66,182
Charles River Laboratories Int’l., Inc.*	1,535	57,516
Community Health Systems, Inc.*	2,895	88,992
Cooper Companies, Inc.	1,539	142,327
Covance, Inc.*	1,711	98,844
Endo Health Solutions, Inc.*	3,592	94,362
Health Management Associates, Inc. Cl A*	7,568	70,534
Health Net, Inc.*	2,577	62,621
Hill-Rom Hldgs., Inc.	1,909	54,407
HMS Hldgs. Corp.*	2,683	69,543
Hologic, Inc.*	8,339	167,030
IDEXX Laboratories, Inc.*	1,696	157,389
LifePoint Hospitals, Inc.*	1,544	58,286
Masimo Corp.	1,616	33,952
MEDNAX, Inc.*	1,552	123,415
Mettler-Toledo Int’l., Inc.*	953	184,215
Omnicare, Inc.	3,455	124,726
Owens & Minor, Inc.	1,960	55,880
Regeneron Pharmaceuticals, Inc.*	2,413	412,787
ResMed, Inc.	4,640	192,885
Schein (Henry), Inc.*	2,750	221,265
STERIS Corp.	1,790	62,167
Techne Corp.	1,067	72,919
Teleflex, Inc.	1,264	90,136
Thoratec Corp.*	1,856	69,637
United Therapeutics Corp.*	1,457	77,833
Universal Health Svcs., Inc. Cl B	2,723	131,657
VCA Antech, Inc.*	2,730	57,467
Vertex Pharmaceuticals, Inc.*	6,731	282,298
WellCare Health Plans, Inc.*	1,301	63,346
		3,503,371

INDUSTRIALS (16.8%)
Acuity Brands, Inc.	1,307	88,523
AECOM Technology Corp.*	3,394	80,777
AGCO Corp.*	3,075	151,044
Alaska Air Group, Inc.*	2,176	93,764
Alliant TechSystems, Inc.	1,011	62,642
AMETEK, Inc.	7,623	286,395
B/E Aerospace, Inc.*	3,180	157,092
Carlisle Cos., Inc.	1,956	114,935
CLARCOR, Inc.	1,508	72,052
Clean Harbors, Inc.*	1,655	91,042
Con-way, Inc.	1,702	47,350
Copart, Inc.*	3,350	98,825
Corporate Executive Board Co.	1,058	50,213
Corrections Corp. of America*	3,090	109,602
Crane Co.	1,435	66,412
Deluxe Corp.	1,549	49,940
Donaldson Co., Inc.	4,295	141,048
Donnelley (R.R.) & Sons Co.	5,583	50,247
Esterline Technologies Corp.*	968	61,574
Exelis, Inc.	5,957	67,135
Fortune Brands Home & Security, Inc.*	5,147	150,395
FTI Consulting, Inc.*	1,292	42,636
Gardner Denver, Inc.	1,499	102,682
GATX Corp.	1,451	62,828
General Cable Corp.*	1,572	47,805
Genesee & Wyoming, Inc. Cl A*	1,343	102,175
Graco, Inc.	1,878	96,698
Granite Construction, Inc.	1,115	37,486
Harsco Corp.	2,506	58,891
HNI Corp.	1,410	42,385
Hubbell, Inc. Cl B	1,646	139,301
Hunt (J.B.) Transport Svcs., Inc.	2,818	168,263
Huntington Ingalls Industries, Inc.*	1,528	66,224
IDEX Corp.	2,563	119,256
ITT Corp.	2,910	68,269
JetBlue Airways Corp*	7,021	40,090
Kansas City Southern	3,382	282,329
KBR, Inc.	4,718	141,163
Kennametal, Inc.	2,535	101,400
Kirby Corp.*	1,721	106,513
Landstar System, Inc.	1,408	73,864
Lennox International, Inc.	1,452	76,259
Lincoln Electric Hldgs., Inc.	2,599	126,519
Manpower, Inc.	2,455	104,190
Matson, Inc.*	1,313	32,457
Miller (Herman), Inc.	1,838	39,370
Mine Safety Appliances Co.	946	40,404
MSC Industrial Direct Co., Inc. Cl A	1,433	108,020
Nordson Corp.	1,743	110,018
Oshkosh Corp.*	2,912	86,341
Regal-Beloit Corp.	1,386	97,671
Rollins, Inc.	2,069	45,601
Shaw Group, Inc.*	2,052	95,644
SPX Corp.	1,559	109,364
Terex Corp.*	3,524	99,060

The Brink’s Co.	1,499	42,766
Timken Co.	2,538	121,393
Towers Watson & Co. Cl A	1,808	101,628
Trinity Industries, Inc.	2,495	89,371
Triumph Group, Inc.	1,562	101,999
United Rentals, Inc.*	2,899	131,962
URS Corp.*	2,411	94,656
UTI Worldwide, Inc.	3,207	42,974
Valmont Industries, Inc.	731	99,818
Wabtec Corp.	1,500	131,310
Waste Connections, Inc.	3,790	128,064
Watsco, Inc.	917	68,683
Werner Enterprises, Inc.	1,377	29,840
Woodward, Inc.	1,855	70,731
		6,417,378
INFORMATION TECHNOLOGY (15.0%)
ACI Worldwide, Inc.*	1,197	52,297
Acxiom Corp.*	2,372	41,415
Adtran, Inc.	1,989	38,865
Advent Software, Inc.*	986	21,081
Alliance Data Systems Corp.*	1,548	224,088
ANSYS, Inc.*	2,896	195,017
AOL, Inc.*	2,639	78,141
Arrow Electronics, Inc.*	3,337	127,073
Atmel Corp.*	13,380	87,639
Avnet, Inc.*	4,296	131,501
Broadridge Financial Solutions, Inc.	3,853	88,157
Cadence Design Systems, Inc.*	8,728	117,915
Ciena Corp.*	3,134	49,204
Compuware Corp.*	6,599	71,731
Concur Technologies, Inc.*	1,384	93,448
Convergys Corp.*	3,415	56,040
CoreLogic, Inc.*	3,174	85,444
Cree, Inc.*	3,668	124,639
Cypress Semiconductor Corp.*	4,133	44,802
Diebold, Inc.	1,964	60,118
DST Systems, Inc.	960	58,176
Equinix, Inc.*	1,515	312,388
FactSet Research Systems, Inc.	1,305	114,918
Fair Isaac Corp.	1,075	45,182
Fairchild Semiconductor Int’l., Inc.*	4,034	58,090
Gartner, Inc.*	2,974	136,863
Global Payments, Inc.	2,470	111,891
Henry (Jack) & Associates, Inc.	2,673	104,942
Informatica Corp.*	3,311	100,390
Ingram Micro, Inc. Cl A*	4,622	78,204
Integrated Device Technology, Inc.*	4,331	31,616
InterDigital, Inc.*	1,315	54,047
International Rectifier Corp.*	2,189	38,811
Intersil Corp. Cl A	3,998	33,143
Itron, Inc.*	1,226	54,618
Lender Processing Svcs., Inc.	2,691	66,252
Lexmark International, Inc. Cl A	2,090	48,467
ManTech International Corp. Cl A	733	19,014
MEMC Electronic Materials, Inc.*	6,954	22,322
Mentor Graphics Corp.*	2,858	48,643
MICROS Systems, Inc.*	2,390	101,432

Monster Worldwide, Inc.*	3,909	21,969
National Instruments Corp.	2,954	76,243
NCR Corp.*	4,923	125,438
NeuStar, Inc. Cl A*	2,135	89,521
Parametric Technology Corp.*	3,716	83,647
Plantronics, Inc.	1,315	48,484
Polycom, Inc.*	5,542	57,969
QLogic Corp.*	2,795	27,195
Rackspace Hosting, Inc.*	3,380	251,033
RF Micro Devices, Inc.*	8,887	39,814
Riverbed Technology, Inc.*	4,826	95,169
Rovi Corp.*	3,353	51,737
Semtech Corp.*	2,064	59,753
Silicon Laboratories, Inc.*	1,211	50,632
Skyworks Solutions, Inc.*	6,327	128,438
SolarWinds, Inc.*	1,912	100,284
Solera Hldgs., Inc.	2,158	115,388
Synopsys, Inc.*	4,715	150,126
Tech Data Corp.*	1,160	52,815
Tellabs, Inc.	10,502	23,945
TIBCO Software, Inc.*	4,760	104,768
Trimble Navigation Ltd.*	3,888	232,425
ValueClick, Inc.*	2,223	43,148
VeriFone Systems, Inc.*	3,364	99,844
Vishay Intertechnology, Inc.*	4,119	43,785
WEX, Inc.*	1,187	89,464
Zebra Technologies Corp. Cl A*	1,601	62,887
		5,753,945
MATERIALS (7.0%)
Albemarle Corp.	2,788	173,191
AptarGroup, Inc.	2,033	97,015
Ashland, Inc.	2,251	181,003
Cabot Corp.	1,887	75,084
Carpenter Technology Corp.	1,371	70,785
Commercial Metals Co.	3,655	54,313
Compass Minerals Int’l., Inc.	1,027	76,727
Cytec Industries, Inc.	1,433	98,633
Domtar Corp.	1,084	90,536
Greif, Inc. Cl A	919	40,896
Intrepid Potash, Inc.*	1,685	35,874
Louisiana-Pacific Corp.*	4,253	82,168
Martin Marietta Materials, Inc.	1,427	134,538
Minerals Technologies, Inc.	1,090	43,513
NewMarket Corp.	339	88,886
Olin Corp.	2,478	53,500
Packaging Corp. of America	3,038	116,872
Reliance Steel & Aluminum Co.	2,329	144,631
Rock-Tenn Co. Cl A	2,206	154,221
Royal Gold, Inc.	2,056	167,173
RPM International, Inc.	4,141	121,580
Scotts Miracle-Gro Co. Cl A	1,195	52,640
Sensient Technologies Corp.	1,561	55,509
Silgan Hldgs., Inc.	1,541	64,090
Sonoco Products Co.	3,094	91,985
Steel Dynamics, Inc.	7,095	97,414
Valspar Corp.	2,598	162,115
Worthington Industries, Inc.	1,613	41,922
		2,666,814

TELECOMMUNICATION SERVICES (0.5%)
Telephone & Data Systems, Inc.*	3,055	67,638
tw telecom inc*	4,739	120,702
		188,340
UTILITIES (4.7%)
Alliant Energy Corp.	3,481	152,851
Aqua America, Inc.	4,379	111,314
Atmos Energy Corp.	2,802	98,406
Black Hills Corp.	1,367	49,677
Cleco Corp.	1,880	75,219
Great Plains Energy, Inc.	4,811	97,711
Hawaiian Electric Industries, Inc.	3,039	76,400
Idacorp, Inc.	1,569	68,016
MDU Resources Group	5,886	125,019
National Fuel Gas Co.	2,626	133,112
NV Energy, Inc.	7,313	132,658
OGE Energy Corp.	3,078	173,322
PNM Resources, Inc.	2,448	50,208
Questar Corp.	5,470	108,087
UGI Corp.	3,463	113,275
Vectren Corp.	2,554	75,088
Westar Energy, Inc.	3,924	112,305
WGL Hldgs., Inc.	1,605	62,900
		1,815,568
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $31,018,864) 96.7%		37,035,624

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill (1)	A-1+	0.10	01/10/13	300,000	299,993
COMMERCIAL PAPER (1.6%)
Toyota Motor Credit Corp.	A-1+	0.13	01/23/13	600,000	599,952
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $899,945) 2.4%					899,945

TEMPORARY CASH INVESTMENTS (2) (Cost: $315,600) 0.8%					315,600

TOTAL INVESTMENTS (Cost: $32,234,409) 99.9%					38,251,169

OTHER NET ASSETS 0.1%					49,193

NET ASSETS 100.0%					$38,300,362

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. -  SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2012

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.0%)
Bassett Furniture Industries, Inc.	7,095	88,475
bebe stores, inc.	9,497	37,893
Deckers Outdoor Corp.*	970	39,062
Pep Boys - Manny, Moe & Jack	7,736	76,045
Rent-A-Center, Inc.	2,061	70,816
Ruby Tuesday, Inc.*	2,520	19,807
Shutterfly, Inc.*	2,379	71,061
Wolverine World Wide, Inc.	2,388	97,860
		501,019
CONSUMER STAPLES (2.8%)
Farmer Brothers Co.*	3,240	46,753
Prestige Brands Hldgs., Inc.*	4,827	96,685
The Pantry, Inc.*	5,192	62,979
Vector Group Ltd.	1,844	27,420
		233,837
ENERGY (6.0%)
Endeavour International Corp.*	3,722	19,280
Energy XXI (Bermuda) Ltd.	4,762	153,289
Gasco Energy, Inc.*	64,764	4,533
McMoRan Exploration Co.*	14,277	229,141
PBF Energy, Inc.*	2,605	75,675
Saratoga Resources, Inc.*	5,352	18,946
		500,864
FINANCIALS (36.7%)
Ashford Hospitality Trust, Inc.	4,352	45,740
Aspen Insurance Hldgs. Ltd.	1,601	51,360
Associated Estates Realty Corp.	2,874	46,329
BancFirst Corp.	1,067	45,198
Bank of Marin Bancorp	698	26,147
Banner Corp.	1,085	33,342
Brookline Bancorp, Inc.	7,175	60,988
Bryn Mawr Bank Corp.	2,102	46,812
Cash America Int’l., Inc.	1,391	55,181
Chesapeake Lodging Trust	3,363	70,219
Colonial Properties Trust	3,954	84,497
Dime Community Bancshares	3,490	48,476
EastGroup Properties, Inc.	1,443	77,648
Ellington Financial LLC	5,648	126,854
Equity Lifestyle Properties, Inc.	1,523	102,483
FelCor Lodging Trust, Inc.*	12,161	56,792
First Interstate BancSytem, Inc.	3,241	50,009
Flushing Financial Corp.	1,004	15,401
Forest City Enterprises, Inc. Cl A*	5,472	88,373
Glacier Bancorp, Inc.	3,960	58,252
Highwoods Properties, Inc.	2,391	79,979
IBERIABANK Corp.	890	43,717
Investors Bancorp, Inc.	3,665	65,164
iShares Russell 2000 Index Fund	1,160	97,776
iShares Russell 2000 Value Index Fund	1,610	121,571
Janus Capital Group, Inc.	6,484	55,244
Marlin Business Svcs. Corp.	3,583	71,875
MB Financial, Inc.	2,613	51,607
Meadowbrook Insurance Group, Inc.	10,470	60,517
Mid-America Apt. Communities, Inc.	462	29,915
National Bank Hldgs. Corp. Cl A*	2,038	38,702
National Retail Pptys., Inc.	2,173	67,798
Northwest Bancshares, Inc.	4,376	53,125

Pennsylvania REIT	3,168	55,884
PHH Corp.*	2,974	67,659
ProAssurance Corp.	2,716	114,588
Prosperity Bancshares, Inc.	1,371	57,582
S.Y. Bancorp, Inc.	2,467	55,310
SeaBright Hldgs., Inc.	11,700	129,519
Select Income REIT	2,901	71,858
Signature Bank*	1,459	104,085
SVB Financial Group*	1,356	75,895
Symetra Financial Corp.	7,117	92,379
Terreno Realty Corp.*	1,856	28,657
UMB Financial Corp.	1,225	53,704
Urstadt Biddle Pptys., Inc. Cl A	1,897	37,333
West Coast Bancorp*	2,010	44,522
Westamerica Bancorporation	1,010	43,016
		3,059,082
HEALTH CARE (5.1%)
Capital Senior Living Corp.*	3,769	70,443
Computer Programs & Systems, Inc.*	1,213	61,062
Conceptus, Inc.*	5,530	116,185
Harvard Bioscience, Inc.*	7,041	30,840
NPS Pharmaceuticals Inc*	2,730	24,843
PAREXEL International Corp.*	733	21,689
QLT, Inc.*	13,130	103,202
		428,264
INDUSTRIALS (12.2%)
Actuant Corp. Cl A	3,270	91,266
Alaska Air Group, Inc.*	2,262	97,470
AZZ, Inc.	2,888	110,986
Encore Wire Corp.	3,930	119,118
Genesee & Wyoming, Inc. Cl A*	1,579	120,130
Insperity, Inc.	1,254	40,830
Miller Industries, Inc.	5,177	78,949
Mueller Industries, Inc.	3,521	176,156
Old Dominion Freight Line, Inc.*	5,220	178,940
		1,013,845
INFORMATION TECHNOLOGY (9.6%)
Anixter International, Inc.*	320	20,474
Arris Group, Inc.*	1,360	20,318
Cirrus Logic, Inc.*	1,438	41,659
Coherent, Inc.*	755	38,218
CommVault Systems, Inc.*	1,238	86,301
Emulex Corp.*	5,454	39,814
Informatica Corp.*	1,460	44,267
LogMeIn, Inc.*	2,138	47,913
Microsemi Corp.*	2,052	43,174
MKS Instruments, Inc.	1,639	42,253
Monolithic Power Systems, Inc.*	1,460	32,529
Nanometrics, Inc.*	2,210	31,868
Parametric Technology Corp.*	1,676	37,727
Richardson Electronics Ltd.	10,601	120,003
Semtech Corp.*	2,048	59,290
TIBCO Software, Inc.*	2,517	55,399
TTM Technologies, Inc.*	4,470	41,124
		802,331
MATERIALS (10.3%)
Boise, Inc.	17,122	136,120
Buckeye Technologies, Inc.	1,804	51,793
Commercial Metals Co.	3,765	55,948
Copper Mountain Mining Corp.*	5,585	22,089
Crown Hldgs., Inc.*	3,720	136,933

Innophos Hldgs., Inc.	2,470	114,855
Kaiser Aluminum Corp.	2,273	140,221
McEwen Mining, Inc.*	7,087	27,143
Silgan Hldgs., Inc.	4,163	173,139
		858,241
TELECOMMUNICATION SERVICES (0.5%)
Consolidated Comms. Hldgs., Inc.	2,829	45,038

UTILITIES (5.9%)
Avista Corp.	3,682	88,773
Black Hills Corp.	1,774	64,467
Idacorp, Inc.	2,092	90,688
Northwest Natural Gas Co.	1,379	60,952
PNM Resources, Inc.	4,154	85,199
UNS Energy Corp.	2,447	103,802
		493,881
TOTAL COMMON STOCKS (Cost: $6,634,116) 95.1%		7,936,402

CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.4%)
Energy XXI (Bermuda) Ltd., 7.25%	89	30,610
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $8,820) 0.4%		30,610

TEMPORARY CASH INVESTMENTS (3) (Cost: $350,000) 4.2%		350,000

TOTAL INVESTMENTS (Cost: $6,992,936) 99.7%		8,317,012

OTHER NET ASSETS 0.3%		21,348

NET ASSETS 100.0%		8,338,360

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. -  SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2012

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.3%)
AFC Enterprises, Inc.*	4,723	123,412
American Axle & Mfg. Hldgs., Inc.*	6,735	75,432
ANN, Inc.*	1,852	62,672
Bally Technologies, Inc.*	1,058	47,303
Cinemark Hldgs., Inc.*	1,853	48,141
Deckers Outdoor Corp.*	1,255	50,539
Haverty Furniture Cos., Inc.	2,611	42,585
Hibbett Sports, Inc.*	784	41,317
HSN, Inc.	1,763	97,106
Monro Muffler Brake, Inc.	1,772	61,967
Pep Boys - Manny, Moe & Jack	4,625	45,464
Red Robin Gourmet Burgers, Inc.*	1,542	54,417
Rent-A-Center, Inc.	1,991	68,411
Shutterfly, Inc.*	2,476	73,958
Steiner Leisure Ltd.*	842	40,576
Steve Madden Ltd.*	1,274	53,852
Wolverine World Wide, Inc.	699	28,645
		1,015,797
CONSUMER STAPLES (4.4%)
Darling International, Inc.*	2,604	41,768
Elizabeth Arden, Inc.*	964	43,390
Hain Celestial Group, Inc.*	946	51,292
Post Hldgs., Inc.*	1,166	39,936
Susser Hldgs. Corp.*	1,772	61,116
TreeHouse Foods, Inc.*	615	32,060
Vector Group Ltd.	2,730	40,595
		310,157
ENERGY (5.6%)
Endeavour International Corp.*	3,440	17,819
Energy XXI (Bermuda) Ltd.	2,667	85,851
Lufkin Industries, Inc.	597	34,704
McMoRan Exploration Co.*	4,741	76,093
Oasis Petroleum, Inc.*	1,825	58,035
PBF Energy, Inc.*	2,534	73,613
Saratoga Resources, Inc.*	2,778	9,834
Susser Petroleum Partners LP*	1,502	37,790
		393,739
FINANCIALS (8.0%)
American Assets Trust, Inc.*	1,442	40,275
AmREIT, Inc. Cl B*	1,255	21,523
Chesapeake Lodging Trust	2,120	44,266
Colonial Properties Trust	2,675	57,165
Endurance Specialty Hldgs. Ltd.*	960	38,102
iShares Russell 2000 Growth Index Fund	433	41,269
Oritani Financial Corp.*	1,974	30,242
PS Business Parks, Inc.	599	38,923
S.Y. Bancorp, Inc.	1,225	27,465
Sabra Health Care REIT, Inc.	2,568	55,777
Signature Bank*	556	39,665
Starwood Property Trust, Inc.*	1,933	44,382
Stifel Financial Corp.*	1,504	48,083
Texas Capital Bancshares, Inc.*	796	35,677
		562,814

HEALTH CARE (20.4%)
Abiomed, Inc.*	2,671	35,952
Acorda Therapeutics, Inc.*	557	13,847
Alnylam Pharmaceuticals, Inc.*	2,321	42,358
athenahealth, Inc.*	665	48,844
BioScrip, Inc.*	6,085	65,535
BioSpecifics Technologies Corp.*	1,350	20,183
Bruker Corp.*	2,162	33,014
Cantel Medical Corp.*	1,548	46,022
Celsion Corp.*	1,240	10,156
Cepheid, Inc.*	1,399	47,300
Conceptus, Inc.*	1,676	35,213
Cubist Pharmaceuticals, Inc.*	1,598	67,212
Cyberonics, Inc.*	1,185	62,248
DexCom, Inc.*	3,131	42,613
Emergent Biosolutions, Inc.*	1,994	31,984
Endologix, Inc.*	1,766	25,148
Exact Sciences Corp.*	1,655	17,526
Halozyme Therapeutics, Inc.*	1,218	8,173
HeartWare International, Inc.*	512	42,982
HMS Hldgs. Corp.*	2,339	60,627
Impax Laboratories, Inc.*	1,538	31,514
Insulet Corp.*	2,151	45,644
IPC The Hospitalist Co.*	781	31,014
MAP Pharmaceuticals, Inc.*	1,287	20,219
Medicines Co.*	301	7,215
MWI Veterinary Supply, Inc.*	330	36,300
Neogen Corp.*	1,197	54,248
Omeros Corp.*	2,411	12,513
OraSure Technologies, Inc.*	2,469	17,727
Orexigen Therapeutics, Inc.*	1,955	10,303
PAREXEL International Corp.*	1,965	58,144
Pharmacyclics, Inc.*	799	46,262
QLT, Inc.*	4,608	36,219
Questcor Pharmaceuticals, Inc.	2,149	57,421
Salix Pharmaceuticals Ltd.*	1,180	47,766
Seattle Genetics, Inc.*	1,803	41,830
Sunesis Pharmaceuticals, Inc.*	1,700	7,140
Synageva BioPharma Corp.*	407	18,840
Threshold Pharmaceuticals, Inc.*	1,940	8,167
Vascular Solutions, Inc.*	2,404	37,983
VIVUS, Inc.*	995	13,353
WellCare Health Plans, Inc.*	728	35,446
XenoPort, Inc.*	1,415	10,995
		1,443,200
INDUSTRIALS (18.6%)
Allegiant Travel Co.*	365	26,795
Astronics Corp.*	2,681	61,341
Astronics Corp. Cl B*	393	8,528
AZZ, Inc.	2,781	106,874
Beacon Roofing Supply, Inc.*	1,830	60,902
CIRCOR International, Inc.	1,453	57,524
Corporate Executive Board Co.	1,035	49,121
EnPro Industries, Inc.*	1,266	51,779
Genesee & Wyoming, Inc. Cl A*	1,206	91,752
Healthcare Svcs. Group, Inc.	3,425	79,563
Hub Group, Inc. Cl A*	969	32,558
Old Dominion Freight Line, Inc.*	2,749	94,236

On Assignment, Inc.*	3,865	78,382
Raven Industries, Inc.	3,400	89,624
Rexnord Corp.*	1,863	39,682
Robbins & Myers, Inc.	1,357	80,674
Smith (A.O.) Corp.	1,287	81,171
Sun Hydraulics Corp.	2,236	58,315
Teledyne Technologies, Inc.*	1,156	75,221
The Advisory Board Co.*	1,555	72,758
USG Corp.*	857	24,056
		1,320,856
INFORMATION TECHNOLOGY (19.1%)
Adtran, Inc.	2,305	45,040
Aruba Network, Inc.*	1,046	21,705
Brightcove, Inc.*	3,702	33,466
Cavium, Inc.*	1,790	55,866
Ciena Corp.*	1,180	18,526
Cirrus Logic, Inc.*	2,100	60,837
CommVault Systems, Inc.*	1,941	135,306
comScore, Inc.*	2,726	37,564
Finisar Corp.*	2,478	40,391
Heartland Payment Systems, Inc.*	1,282	37,819
iGATE Corp.*	3,409	53,760
Imperva, Inc.*	1,742	54,925
Informatica Corp.*	1,938	58,760
Jive Software, Inc.*	2,691	39,100
Littelfuse, Inc.	383	23,635
LogMeIn, Inc.*	2,671	59,857
MAXIMUS, Inc.	920	58,162
Mercury Computer Systems, Inc.*	2,792	25,686
Microsemi Corp.*	1,492	31,392
Nanometrics, Inc.*	3,351	48,321
Parametric Technology Corp.*	2,591	58,323
Plantronics, Inc.	1,096	40,410
Plexus Corp.*	1,077	27,787
QLIK Technologies, Inc.*	868	18,853
Sourcefire, Inc.*	1,943	91,748
Super Micro Computer, Inc.*	2,723	27,775
Take-Two Interactive Software, Inc.*	1,774	19,532
Teradyne, Inc.*	1,642	27,733
TIBCO Software, Inc.*	2,173	47,828
WEX, Inc.*	718	54,116
		1,354,223
MATERIALS (4.2%)
Allied Nevada Gold Corp.*	1,177	35,463
CVR Partners LP	1,991	50,253
Eagle Materials, Inc.	300	17,550
Innophos Hldgs., Inc.	1,518	70,587
McEwen Mining, Inc.*	9,870	37,802
Silgan Hldgs., Inc.	1,112	46,248
Stepan Co.*	775	43,044
		300,947
TELECOMMUNICATION SERVICES (0.5%)
Consolidated Comms. Hldgs., Inc.	2,256	35,916

UTILITIES (0.7%)
Northwest Natural Gas Co.	1,191	52,642

TOTAL COMMON STOCKS (Cost: $6,034,762) 95.8%	6,790,291

TEMPORARY CASH INVESTMENTS (3) (Cost: $300,000) 4.2%	300,000

TOTAL INVESTMENTS (Cost: $6,334,762) 100.0%	7,090,291

OTHER NET ASSETS 0.0% (4)	1,651

NET ASSETS 100.0%	$7,091,942

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2012

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (22.9%)
U.S. Treasury Note	AA+	0.25	07/15/15	1,200,000	1,198,031
U.S. Treasury Note	AA+	0.88	07/31/19	500,000	493,828
U.S. Treasury Note	AA+	1.00	10/31/16	1,000,000	1,019,062
U.S. Treasury Note	AA+	3.25	05/31/16	2,250,000	2,463,749
U.S. Treasury Note	AA+	3.25	07/31/16	1,000,000	1,098,906
U.S. Treasury Strip	AA+	0.00	02/15/17	2,500,000	2,438,715
U.S. Treasury Strip	AA+	0.00	02/15/18	1,500,000	1,439,709
U.S. Treasury Strip	AA+	0.00	08/15/18	3,500,000	3,326,283
U.S. Treasury Strip	AA+	0.00	08/15/21	3,500,000	3,048,954
U.S. Treasury Strip	AA+	0.00	11/15/24	500,000	384,307
U.S. Treasury Strip	AA+	0.00	08/15/29	5,000,000	3,184,545
					20,096,089
U.S. GOVERNMENT AGENCIES (28.4%)
MORTGAGE-BACKED OBLIGATIONS (28.4%)
FHARM	AA+	2.90	04/01/37	68,454	73,107
FHARM	AA+	4.64	09/01/39	115,988	123,869
FHARM	AA+	5.22	04/01/37	44,310	47,362
FHARM	AA+	5.24	02/01/36	77,290	81,859
FHARM	AA+	5.43	05/01/37	97,546	105,210
FHARM	AA+	5.77	03/01/37	42,647	46,192
FHLMC	AA+	2.50	09/01/27	488,360	510,590
FHLMC	AA+	3.00	06/01/27	243,242	256,706
FHLMC	AA+	3.00	08/01/27	490,707	517,870
FHLMC	AA+	4.00	02/01/25	135,007	142,730
FHLMC	AA+	4.00	03/01/41	429,779	459,485
FHLMC	AA+	4.00	07/01/41	351,025	375,068
FHLMC	AA+	4.00	06/01/42	451,707	488,151
FHLMC	AA+	4.00	06/01/42	478,782	511,576
FHLMC	AA+	4.50	03/01/34	218,430	235,078
FHLMC	AA+	4.50	08/01/34	128,242	137,936
FHLMC	AA+	4.50	08/15/35	128,734	144,194
FHLMC	AA+	5.00	02/01/26	54,179	58,655
FHLMC	AA+	5.50	03/01/21	71,040	77,113
FHLMC	AA+	5.50	07/01/32	103,599	112,369
FHLMC	AA+	5.50	05/01/33	91,678	99,868
FHLMC	AA+	5.50	08/15/33	43,234	44,290
FHLMC	AA+	5.50	06/01/37	218,000	235,910
FHLMC	AA+	6.00	07/15/29	69,725	77,522
FHLMC	AA+	6.00	03/15/32	73,428	82,188
FNMA	AA+	3.50	03/01/32	404,829	434,733
FNMA	AA+	3.50	10/01/41	337,885	367,413
FNMA	AA+	3.50	12/01/41	480,189	522,152
FNMA	AA+	3.50	04/01/42	478,864	510,946
FNMA	AA+	3.50	04/01/42	493,155	536,316
FNMA	AA+	3.50	08/01/42	496,663	531,023
FNMA	AA+	3.50	10/01/42	398,155	425,701
FNMA	AA+	4.00	05/01/19	97,555	104,828
FNMA	AA+	4.00	01/01/31	342,896	371,698
FNMA	AA+	4.00	06/01/39	225,098	241,473
FNMA	AA+	4.00	11/01/40	380,792	408,612
FNMA	AA+	4.00	05/01/41	320,082	351,101
FNMA	AA+	4.50	05/01/18	42,294	45,612
FNMA	AA+	4.50	05/01/19	47,550	51,280
FNMA	AA+	4.50	05/01/30	228,456	249,003

FNMA	AA+	4.50	04/01/31	259,997	283,219
FNMA	AA+	4.50	08/01/33	54,042	58,666
FNMA	AA+	4.50	08/01/33	98,908	107,371
FNMA	AA+	4.50	09/01/33	261,199	283,548
FNMA	AA+	4.50	05/01/34	49,917	54,095
FNMA	AA+	4.50	06/01/34	98,706	106,967
FNMA	AA+	4.50	08/01/35	206,413	223,300
FNMA	AA+	4.50	12/01/35	154,217	166,834
FNMA	AA+	4.50	05/01/39	195,903	211,686
FNMA	AA+	4.50	05/01/39	291,108	314,561
FNMA	AA+	4.50	05/01/40	270,487	296,117
FNMA	AA+	5.00	04/01/18	71,968	78,210
FNMA	AA+	5.00	09/01/18	46,230	50,240
FNMA	AA+	5.00	10/01/20	109,979	119,519
FNMA	AA+	5.00	06/01/33	201,737	219,792
FNMA	AA+	5.00	09/01/33	165,651	180,476
FNMA	AA+	5.00	10/01/33	187,759	204,563
FNMA	AA+	5.00	11/01/33	226,092	246,327
FNMA	AA+	5.00	03/01/34	43,243	47,113
FNMA	AA+	5.00	04/01/34	68,228	74,164
FNMA	AA+	5.00	04/01/34	38,356	41,693
FNMA	AA+	5.00	04/01/35	115,716	125,639
FNMA	AA+	5.00	06/01/35	69,085	75,009
FNMA	AA+	5.00	09/01/35	128,397	139,407
FNMA	AA+	5.00	11/25/35	250,000	274,580
FNMA	AA+	5.00	10/01/36	119,086	129,298
FNMA	AA+	5.00	05/01/39	272,713	297,457
FNMA	AA+	5.00	06/01/40	191,613	208,522
FNMA	AA+	5.50	04/01/17	2,941	3,168
FNMA	AA+	5.50	05/01/17	2,576	2,775
FNMA	AA+	5.50	06/01/17	4,327	4,661
FNMA	AA+	5.50	09/01/19	28,819	31,222
FNMA	AA+	5.50	08/01/25	87,623	95,863
FNMA	AA+	5.50	01/01/27	41,391	45,205
FNMA	AA+	5.50	09/01/33	53,941	59,282
FNMA	AA+	5.50	10/01/33	178,998	196,724
FNMA	AA+	5.50	03/01/34	55,873	61,406
FNMA	AA+	5.50	03/01/34	32,720	35,960
FNMA	AA+	5.50	07/01/34	57,418	62,817
FNMA	AA+	5.50	09/01/34	50,507	55,256
FNMA	AA+	5.50	09/01/34	247,085	270,782
FNMA	AA+	5.50	09/01/34	252,060	275,761
FNMA	AA+	5.50	10/01/34	42,464	46,457
FNMA	AA+	5.50	02/01/35	77,929	85,159
FNMA	AA+	5.50	02/01/35	96,604	105,688
FNMA	AA+	5.50	04/01/35	129,169	141,153
FNMA	AA+	5.50	08/01/35	151,183	165,209
FNMA	AA+	5.50	11/01/35	115,104	125,784
FNMA	AA+	5.50	06/01/37	157,667	171,334
FNMA	AA+	5.50	11/01/38	67,452	72,404
FNMA	AA+	5.50	06/01/48	76,218	82,241
FNMA	AA+	6.00	04/01/23	71,661	80,404
FNMA	AA+	6.00	01/01/25	160,118	178,051
FNMA	AA+	6.00	03/01/28	87,601	96,208
FNMA	AA+	6.00	03/01/32	10,209	11,406
FNMA	AA+	6.00	04/01/32	9,768	10,911
FNMA	AA+	6.00	04/01/32	7,091	7,921

FNMA	AA+	6.00	05/01/32	13,767	15,377
FNMA	AA+	6.00	05/01/33	210,601	235,241
FNMA	AA+	6.00	09/01/34	118,903	132,220
FNMA	AA+	6.00	10/01/34	149,023	165,713
FNMA	AA+	6.00	11/01/34	82,113	91,310
FNMA	AA+	6.00	12/01/36	100,337	109,850
FNMA	AA+	6.00	01/01/37	100,010	109,492
FNMA	AA+	6.00	05/01/37	38,025	41,155
FNMA	AA+	6.00	07/01/37	56,044	61,358
FNMA	AA+	6.00	08/01/37	89,427	97,906
FNMA	AA+	6.00	12/01/37	26,170	28,651
FNMA	AA+	6.00	10/25/44	118,029	132,158
FNMA	AA+	6.00	02/25/47	104,817	118,768
FNMA	AA+	6.00	12/25/49	131,415	150,406
FNMA	AA+	6.50	09/01/16	2,032	2,174
FNMA	AA+	6.50	03/01/17	5,885	6,380
FNMA	AA+	6.50	05/01/17	936	1,015
FNMA	AA+	6.50	06/01/17	21,541	23,355
FNMA	AA+	6.50	04/01/32	3,947	4,670
FNMA	AA+	6.50	05/01/32	13,718	16,231
FNMA	AA+	6.50	05/01/32	8,911	10,544
FNMA	AA+	6.50	07/01/32	9,983	11,812
FNMA	AA+	6.50	07/01/34	90,527	107,318
FNMA	AA+	6.50	09/01/34	56,354	66,807
FNMA	AA+	6.50	09/01/36	68,985	76,421
FNMA	AA+	6.50	05/01/37	69,198	82,238
FNMA	AA+	6.50	09/01/37	74,868	88,976
FNMA	AA+	6.50	05/01/38	70,267	83,569
FNMA	AA+	7.00	09/01/31	5,536	6,615
FNMA	AA+	7.00	04/01/32	20,014	23,886
FNMA	AA+	7.00	01/25/44	163,002	197,465
FNMA	AA+	7.50	06/01/31	3,468	4,095
FNMA	AA+	7.50	02/01/32	9,690	11,471
FNMA	AA+	7.50	04/01/32	5,238	6,210
FNMA	AA+	7.50	06/01/32	3,811	4,518
FNMA	AA+	8.00	03/01/31	1,869	2,232
FNMA	AA+	8.00	04/01/32	851	1,017
FNMA	AA+	8.00	04/01/32	8,228	9,867
GNMA (5)	AA+	3.50	09/20/33	337,400	352,059
GNMA (5)	AA+	3.50	01/20/37	307,637	316,523
GNMA (5)	AA+	4.00	08/15/41	377,845	414,765
GNMA (5)	AA+	4.00	11/15/41	143,583	157,612
GNMA (5)	AA+	4.00	01/15/42	454,260	498,931
GNMA (5)	AA+	4.00	03/20/42	320,828	350,345
GNMA (5)	AA+	4.50	04/20/31	416,246	459,579
GNMA (5)	AA+	4.50	10/15/40	361,676	399,216
GNMA (5)	AA+	5.00	10/15/24	378,017	409,220
GNMA (5)	AA+	5.00	04/15/39	294,426	322,317
GNMA (5)	AA+	5.00	06/20/39	238,163	275,520
GNMA (5)	AA+	5.00	11/15/39	243,162	266,196
GNMA (5)	AA+	5.00	06/20/40	385,686	426,200
GNMA (5)	AA+	5.50	01/15/36	168,838	185,281
GNMA (5)	AA+	6.50	04/15/31	1,163	1,378
GNMA (5)	AA+	6.50	10/15/31	8,221	9,747
GNMA (5)	AA+	6.50	12/15/31	2,481	2,941
GNMA (5)	AA+	6.50	05/15/32	3,194	3,795
GNMA (5)	AA+	7.00	05/15/31	6,368	7,590

GNMA (5)	AA+	7.00	09/15/31	1,974	2,353
GNMA (5)	AA+	7.00	09/15/31	676	806
GNMA (5)	AA+	7.00	05/15/32	914	1,087
GNMA (5)	AA+	7.00	10/20/38	10,975	12,572
Vendee Mortgage Trust (5)	AA+	5.25	01/15/32	268,887	311,778
					24,922,676
CORPORATE DEBT (47.1%)
CONSUMER DISCRETIONARY (7.2%)
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	350,000	377,119
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	271,117
Best Buy Co., Inc.	BB	6.75	07/15/13	250,000	253,125
Ethan Allen Interiors, Inc.	BB-	5.38	10/01/15	250,000	256,875
Expedia, Inc.	BBB-	5.95	08/15/20	305,000	339,344
Home Depot, Inc.	A-	5.40	03/01/16	250,000	285,604
Hyatt Hotels Corp.	BBB	5.38	08/15/21	300,000	336,426
Johnson Controls, Inc.	BBB+	4.88	09/15/13	250,000	257,307
Kohl’s Corp.	BBB+	3.25	02/01/23	150,000	145,644
Kohl’s Corp.	BBB+	4.00	11/01/21	250,000	264,398
Leggett & Platt, Inc.	BBB+	4.70	04/01/13	250,000	252,173
Lowe’s Cos., Inc.	A-	3.12	04/15/22	350,000	368,433
Marriott International, Inc.	BBB	3.00	03/01/19	400,000	411,682
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	350,000	386,572
NVR, Inc.	BBB	3.95	09/15/22	400,000	414,502
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	350,000	364,170
Omnicom Group, Inc.	BBB+	4.45	08/15/20	350,000	389,458
Scholastic Corp.	BB-	5.00	04/15/13	250,000	250,938
Tupperware Brands Corp.	BBB-	4.75	06/01/21	350,000	374,516
Whirlpool Corp.	BBB-	6.50	06/15/16	250,000	286,726
					6,286,129
CONSUMER STAPLES (3.1%)
Avon Products, Inc.	BBB-	4.20	07/15/18	350,000	356,643
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	297,697
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	350,000	375,107
Hershey Co.	A	4.85	08/15/15	250,000	276,158
Ingredion, Inc.	BBB	4.63	11/01/20	250,000	279,144
Kroger Co.	BBB	4.95	01/15/15	250,000	269,558
Mondelez International, Inc.	BBB-	5.25	10/01/13	250,000	257,950
Safeway, Inc.	BBB	3.95	08/15/20	300,000	300,068
Sysco Corp.	A+	2.60	06/12/22	275,000	280,649
					2,692,974
ENERGY (5.1%)
Cameron International Corp.	BBB+	4.50	06/01/21	350,000	391,635
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	250,000	275,525
Enbridge, Inc.	A-	5.80	06/15/14	150,000	160,992
Energen Corp.	BBB	4.63	09/01/21	400,000	416,760
EQT Corp.	BBB	4.88	11/15/21	400,000	429,415
Kinder Morgan, Inc.	BB	5.15	03/01/15	250,000	265,742
Marathon Petroleum Corp.	BBB	5.13	03/01/21	300,000	353,052
Murphy Oil Corp.	BBB	2.50	12/01/17	300,000	301,850
National Oilwell Varco, Inc.	A-	6.13	08/15/15	250,000	252,488
Noble Drilling Corp.	BBB+	7.50	03/15/19	250,000	302,245
Rowan Companies PLC	BBB-	4.88	06/01/22	400,000	434,427
Seacor Hldgs., Inc.	BB	7.38	10/01/19	250,000	265,590
Sunoco, Inc.	BBB-	4.88	10/15/14	250,000	263,874
Sunoco, Inc.	BBB-	5.75	01/15/17	100,000	112,739
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	250,000	275,380
					4,501,714

FINANCIALS (15.6%)
Aflac, Inc.	A-	4.00	02/15/22	300,000	323,617
Alleghany Corp.	BBB	5.63	09/15/20	350,000	388,673
Bank of America Corp.	A-	3.70	09/01/15	250,000	264,285
Barrick N.A. Finance LLC	BBB+	4.40	05/30/21	350,000	383,823
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	305,788
Block Financial LLC	BBB	5.13	10/30/14	250,000	263,229
Boston Properties LP	A-	3.85	02/01/23	300,000	315,145
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	250,000	263,067
Capital One Financial Corp.	BBB	4.75	07/15/21	300,000	345,949
CNA Financial Corp.	BBB-	6.50	08/15/16	250,000	288,431
Erac USA Finance Co.†	BBB+	6.38	10/15/17	200,000	241,893
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	100,000	103,364
First Horizon National Corp.	BB+	4.50	05/15/13	500,000	505,996
General Electric Capital Corp.	AA+	5.45	01/15/13	500,000	500,861
Genworth Financial, Inc.	BBB-	7.20	02/15/21	250,000	270,000
Goldman Sachs Group, Inc.	A-	3.70	08/01/15	300,000	316,617
Harley-Davidson Financial Svcs.†	BBB+	2.70	03/15/17	300,000	310,058
Hartford Financial Svcs.	BBB	5.50	10/15/16	250,000	279,822
Hartford Financial Svcs.	BBB	5.50	03/30/20	100,000	116,188
HCP, Inc.	BBB+	5.65	12/15/13	250,000	261,498
Health Care REIT, Inc.	BBB-	3.63	03/15/16	100,000	105,597
Health Care REIT, Inc.	BBB-	6.13	04/15/20	250,000	292,801
Hospitality Properties Trust	BBB-	5.00	08/15/22	250,000	264,503
Lincoln National Corp.	A-	4.85	06/24/21	100,000	112,194
Markel Corp.	BBB	5.35	06/01/21	200,000	218,579
Markel Corp.	BBB	6.80	02/15/13	150,000	150,948
Marsh & McLennan Cos., Inc.	BBB	4.80	07/15/21	350,000	393,835
Moody’s Corp.	BBB+	4.50	09/01/22	250,000	267,287
Morgan Stanley	A-	4.00	07/24/15	250,000	261,571
National Retail Pptys., Inc.	BBB	3.80	10/15/22	250,000	253,864
Odyssey Re Hldgs. Corp.	BBB-	6.88	05/01/15	250,000	278,276
Old Republic Int’l. Corp.	BBB+	3.75	03/15/18	150,000	156,094
Pacific LifeCorp.†	BBB+	6.00	02/10/20	315,000	351,625
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	400,000	403,586
ProLogis LP	BBB-	6.63	05/15/18	350,000	422,739
Protective Life Corp.	A-	7.38	10/15/19	310,000	376,814
Prudential Financial, Inc.	A	4.50	11/16/21	100,000	112,464
Prudential Financial, Inc.	A	4.75	09/17/15	250,000	274,037
Raymond James Financial, Inc.	BBB	4.25	04/15/16	350,000	367,983
Reckson Operating Partnership	BBB-	6.00	03/31/16	400,000	438,573
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	350,000	385,384
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	250,000	259,192
Simon Property Group LP	A-	2.80	01/30/17	350,000	369,315
SLM Corp.	BBB-	5.00	10/01/13	350,000	358,313
Travelers Cos., Inc.	A	3.90	11/01/20	100,000	112,959
Ventas Realty LP/Capital Corp.	BBB	4.75	06/01/21	300,000	328,073
Vornado Realty LP	BBB	4.25	04/01/15	300,000	317,104
					13,682,014
HEALTH CARE (3.7%)
Allergan, Inc.	A+	5.75	04/01/16	250,000	287,674
AmerisourceBergen Corp.	A-	4.88	11/15/19	200,000	231,901
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	200,000	211,450
Biogen Idec, Inc.	BBB+	6.88	03/01/18	250,000	309,666
CIGNA Corp.	BBB	2.75	11/15/16	250,000	262,986
Laboratory Corp. of America	BBB+	5.50	02/01/13	250,000	250,846
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	375,000	409,842

Medtronic, Inc.	A+	1.63	04/15/13	250,000	250,781
PerkinElmer, Inc.	BBB	5.00	11/15/21	400,000	443,484
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	250,000	276,087
WellPoint, Inc.	A-	4.35	08/15/20	250,000	275,938
					3,210,655
INDUSTRIALS (4.2%)
Avery Dennison Corp.	BBB	4.88	01/15/13	250,000	250,397
Donnelley (R.R.) & Sons Co.	BB	4.95	04/01/14	250,000	255,625
Dun & Bradstreet Corp.	BBB+	3.25	12/01/17	400,000	404,237
Equifax, Inc.	BBB+	3.30	12/15/22	400,000	396,777
Harsco Corp.	BBB	5.75	05/15/18	300,000	333,745
L-3 Communications Corp.	BBB-	4.75	07/15/20	350,000	390,123
Pentair Ltd.	BBB	5.00	05/15/21	350,000	395,362
Pitney Bowes, Inc.	BBB	5.25	01/15/37	350,000	357,044
Southwest Airlines Co.	BBB-	5.25	10/01/14	250,000	266,072
Textron, Inc.	BBB-	4.63	09/21/16	250,000	272,299
URS Corp.†	BBB-	5.00	04/01/22	350,000	360,313
					3,681,994
INFORMATION TECHNOLOGY (1.7%)
Avnet, Inc.	BBB-	5.88	03/15/14	100,000	104,506
Avnet, Inc.	BBB-	5.88	06/15/20	250,000	272,439
Ingram Micro, Inc.	BBB-	5.25	09/01/17	275,000	298,648
Lexmark International, Inc.	BBB-	6.65	06/01/18	350,000	382,851
Tech Data Corp.	BBB-	3.75	09/21/17	400,000	410,323
					1,468,767
MATERIALS (3.6%)
Eastman Chemical Co.	BBB	4.50	01/15/21	250,000	277,609
Freeport-McMoRan Copper & Gold	BBB	3.55	03/01/22	400,000	396,710
Geon Co.	BB-	7.50	12/15/15	250,000	257,500
Kinross Gold Corp.	NR	3.63	09/01/16	300,000	305,236
Lubrizol Corp.	AA+	5.50	10/01/14	250,000	270,991
Methanex Corp.	BBB-	3.25	12/15/19	400,000	402,326
Newmont Mining Corp.	BBB+	3.50	03/15/22	400,000	412,546
Packaging Corp. of America	BBB	3.90	06/15/22	250,000	258,888
Teck Resources Ltd.	BBB	4.75	01/15/22	350,000	385,166
Vulcan Materials Co.	BB	7.00	06/15/18	200,000	221,000
					3,187,972
TELECOMMUNICATION SERVICES (0.6%)
Alltel Corp.	A-	7.00	03/15/16	250,000	296,544
CenturyLink, Inc.	BB	5.00	02/15/15	250,000	265,725
					562,269
UTILITIES (2.3%)
AmerenEnergy Generating Co.	B	6.30	04/01/20	250,000	180,000
Constellation Energy	BBB-	5.15	12/01/20	250,000	285,780
Entergy Corp.	BBB-	5.13	09/15/20	250,000	271,121
National Fuel Gas Co.	BBB	4.90	12/01/21	350,000	386,452
PPL Energy Supply LLC	BBB	5.70	10/15/15	250,000	275,979
Progress Energy, Inc.	A	5.25	12/15/15	250,000	283,539
SCANA Corp.	BBB	4.13	02/01/22	300,000	314,563
					1,997,434
TOTAL LONG-TERM DEBT SECURITIES (Cost: $80,487,310) 98.4%					86,290,687

TEMPORARY CASH INVESTMENTS (2) (Cost: $775,100) 0.9%					775,100

TOTAL INVESTMENTS (Cost: $81,262,410) 99.3%	87,065,787

OTHER NET ASSETS 0.7%	599,073

NET ASSETS 100.0%	87,664,860

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2012

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (12.0%)
U.S. Treasury Bill	A-1+	0.05	03/28/13	4,000,000	3,999,589

U.S. GOVERNMENT AGENCIES (6.6%)
FHLB	A-1+	0.11	03/15/13	2,200,000	2,199,509

COMMERCIAL PAPER (80.1%)
Air Products & Chemicals†	A-1	0.15	01/22/13	1,300,000	1,299,886
Baker Hughes, Inc.†	A-1	0.14	02/19/13	1,300,000	1,299,752
Coca-Cola Co.†	A-1+	0.12	02/13/13	1,050,000	1,049,849
Coca-Cola Co.†	A-1+	0.15	01/22/13	250,000	249,978
Danaher Corp.†	A-1	0.15	01/02/13	1,300,000	1,299,995
Disney (Walt) Co.†	A-1	0.12	02/15/13	1,300,000	1,299,805
Dover Corp.†	A-1	0.12	01/03/13	1,300,000	1,299,991
Emerson Electric Co.†	A-1	0.13	02/04/13	700,000	699,914
General Electric Capital Corp.	A-1+	0.12	03/13/13	1,300,000	1,299,653
Google, Inc.†	A-1+	0.14	01/09/13	1,300,000	1,299,960
Kimberly-Clark Worldwide†	A-1	0.08	01/09/13	800,000	799,986
Kimberly-Clark Worldwide†	A-1	0.09	01/14/13	500,000	499,984
National Rural Utilities	A-1	0.14	02/07/13	1,300,000	1,299,813
New Jersey Natural Gas	A-1	0.10	01/15/13	1,300,000	1,299,949
Praxair, Inc.	A-1	0.10	01/04/13	1,300,000	1,299,989
Precision Castparts Corp.†	A-1	0.18	01/11/13	1,300,000	1,299,935
Private Export Funding Corp.†	A-1	0.18	03/04/13	1,300,000	1,299,556
Rockwell Collins, Inc.†	A-1	0.12	01/11/13	700,000	699,977
Rockwell Collins, Inc.†	A-1	0.15	01/08/13	600,000	599,983
Sysco Corp.	A-1	0.09	01/02/13	1,300,000	1,299,997
Toyota Motor Credit Corp.	A-1+	0.21	01/16/13	1,350,000	1,349,882
Unilever Capital Corp.†	A-1	0.16	02/04/13	1,300,000	1,299,804
Wal-Mart Stores, Inc.†	A-1+	0.10	01/24/13	1,300,000	1,299,917
Washington Gas Light Co.	A-1	0.16	01/17/13	1,350,000	1,349,904
					26,797,459
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $32,996,522) 98.7%					32,996,557

TEMPORARY CASH INVESTMENTS (2) (Cost: $448,800) 1.3%					448,800

TOTAL INVESTMENTS (Cost: $33,445,322) 100.0%					33,445,357

OTHER NET ASSETS -0.0% (4)					(121)

NET ASSETS 100.0%					$33,445,236

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

December 31, 2012

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At December 31, 2012, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

BOND FUND	$1,770,839	2.0%
MONEY MARKET FUND	$17,598,272	52.6%

(1)          This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of December 31, 2012, were as follows:

							Face Value
							of Futures
							as a
					Underlying		Percentage
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	of Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value(a)	Gain(Loss)	Investments

ALL AMERICA FUND	5	E-mini S&P 500 Stock Index	P	March 2013	$355,025	$(3,188)	1.8%
EQUITY INDEX FUND	29	E-mini S&P 500 Stock Index	P	March 2013	$2,059,145	$(15,151)	3.2%
MID-CAP EQUITY INDEX FUND	12	E-mini S&P MidCap 400 Stock Index	P	March 2013	$1,221,720	$(6,350)	3.2%

(a)	Includes the cumulative appreciation(depreciation) of futures contracts.

(2)

The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2012 was 0.15%.

(3)

The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2012 was 0.10%.

(4)	Percentage is less than 0.05%.
(5)	U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•	Level 1 — quoted prices in active markets for identical securities.
•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of December 31, 2012, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of December 31, 2012. Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of December 31, 2012, by fair value input hierarchy:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments at Market Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$11,475,862	—	—	$11,475,862
Common Stock - Active	$7,551,385	—	—	$7,551,385
Convertible Preferred Stock	$34,393	—	—	$34,393
Short-Term Debt Securities	—	$99,998	—	$99,998
Temporary Cash Investments	—	$374,800	—	$374,800
	$19,061,640	$474,798	—	$19,536,438

Equity Index Fund
Common Stock	$61,310,368	—	—	$61,310,368
Short-Term Debt Securities	—	$1,599,859	—	$1,599,859
Temporary Cash Investments	—	$480,000	—	$480,000
	$61,310,368	$2,079,859	—	$63,390,227

Mid-Cap Equity Index Fund
Common Stock	$37,035,624	—	—	$37,035,624
Short-Term Debt Securities	—	$899,945	—	$899,945
Temporary Cash Investments	—	$315,600	—	$315,600
	$37,035,624	$1,215,545	—	$38,251,169
Small Cap Value Fund
Common Stock	$7,936,402	—	—	$7,936,402
Convertible Preferred Stock	$30,610	—	—	$30,610
Temporary Cash Investments	—	$350,000	—	$350,000
	$7,967,012	$350,000	—	$8,317,012
Small Cap Growth Fund
Common Stock	$6,790,291	—	—	$6,790,291
Temporary Cash Investments	—	$300,000	—	$300,000
	$6,790,291	$300,000	—	$7,090,291

Bond Fund
U.S. Government Debt	—	$20,096,089	—	$20,096,089
U.S. Agency Residential Mortgage-Backed Obligations	—	$24,922,676	—	$24,922,676
Corporate Debt	—	$41,271,922	—	$41,271,922
Temporary Cash Investments	—	$775,100	—	$775,100
	—	$87,065,787	—	$87,065,787

Money Market Fund
U.S. Government Debt	—	$3,999,589	—	$3,999,589
U.S. Government Agency Short-Term Debt	—	$2,199,509	—	$2,199,509
Commercial Paper	—	$26,797,459	—	$26,797,459
Temporary Cash Investments	—	$448,800	—	$448,800
	—	$33,445,357	—	$33,445,357
Other Financial Instruments:*
All America Fund	$(3,188)	—	—	$(3,188)
Equity Index Fund	$(15,151)	—	—	$(15,151)
Mid-Cap Equity Index Fund	$(6,350)	—	—	$(6,350)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Value Measurement Using Signficant Unobservable Inputs (Level 3)

for the Year Ended December 31, 2012

						Net Change in
		Change in				Unrealized Gains/(Losses)
	Balance	Unrealized	Transfers	Transfers	Balance	of Level 3 Assets Held as of
	December 31,	Gains	Into	Out of	December 31,	December 31, 2012 Included
	2011	(Losses)	Level 3 (a)	Level 3 (b)	2012	in Statement of Operations
All America Fund - Active Common Stock	—	—	$125,616	$(125,616)	—	—
Small Cap Value Fund - Common Stock	—	—	$97,824	$(97,824)	—	—

(a) Reflects transfers into Level 3 from Level 2 as a result of a security being carried at a calculated fair value due to the absence of recent trading activity in the security, as described in Security Valuation below.

(b) Reflects transfers into Level 2 as a result of a security no longer being carried at a calculated fair value due to a recent trade, as further described in Security Valuation below.  Also reflects the transfer of common stock of NBH Holdings Co. from Level 3 to Level 1 as a result of the security commencing trading on a public exchange.  The market value of this security as of December 31, 2011 was $41,872 in the All America Fund and $32,608 in the Small Cap Value Fund, respectively.

During the year ended December 31, 2012, there were no transfers of securities between Level 1 and Level 2.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurements (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU No. 2011-04”). ASU No. 2011-04 requires additional disclosures regarding fair value measurements in financial statements of interim and annual periods beginning after December 15, 2011. The discussion under Security Valuation, below, reflects these additional disclosures.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.  Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statement of Operations.  When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Summary Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at December 31, 2012 for each of the Funds were as follows.

			Mid-Cap
	All America	Equity Index	Equity Index	Small Cap
	Fund	Fund	Fund	Value Fund
Unrealized Appreciation	$3,265,509	$15,298,112	$7,747,712	$1,560,803
Unrealized Depreciation	(1,410,842)	(4,463,204)	(3,200,741)	(232,557)
Net	$1,854,667	$10,834,908	$4,546,971	$1,328,246
Tax Cost of Investments	$17,681,771	$52,555,320	$33,704,198	$6,988,766

	Small Cap	Bond	Money Market
	Growth Fund	Fund	Fund
Unrealized Appreciation	$1,039,254	$5,910,626	$115
Unrealized Depreciation	(290,438)	(107,249)	(80)
Net	$748,816	$5,803,377	$35
Tax Cost of Investments	$6,341,475	$81,262,410	$33,445,322

(b) Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.    PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a)       The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)       The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.   EXHIBITS.

Attached hereto:

(a) (1) ) Not applicable.

(2) Exhibit 99.CERT	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.
(3) Not applicable.

(b) Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

Exhibit 99.REPT	Report of Independent Registered Public Accounting Firm

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: March 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: March 7, 2013

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date: March 7, 2013